As filed with the Securities and Exchange Commission on July 19, 2007

Securities Act File No. 333-143567

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

|X| Pre-Effective Amendment No. 1

 Post-Effective Amendment No. __

(Check appropriate box or boxes)

BLACKROCK BOND FUND, INC.
(Exact Name of Registrant as Specified in Charter)

800 Scudders Mill Road
Plainsboro, New Jersey 08536
(Address of Principal Executive Offices)

Telephone Number: (609) 282-2800
(Area Code and Telephone Number)

Robert C. Doll, Jr.
BlackRock Bond Fund, Inc.
800 Scudders Mill Road, Plainsboro, New Jersey 08536
Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
(Name and Address of Agent for Service)

Copies to:

Frank P. Bruno, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6018	Sarah E. Cogan, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, New York 10017

        Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

        Title of securities being registered: Shares of common stock, par value $.10 per share, of BlackRock Bond Fund of BlackRock Bond Fund, Inc. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

        The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment, which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Registration Statement is organized as follows:

1.	Letter to Shareholders of BlackRock Total Return Portfolio (“Total Return”), a portfolio of BlackRock Funds II

2.	Questions and Answers for Shareholders of Total Return

3.	Notice of Special Meeting of Shareholders of Total Return

4.	Combined Prospectus/Proxy Statement regarding the proposed Reorganization of Total Return into BlackRock Bond Fund (“Bond Fund”), a series of BlackRock Bond Fund, Inc.

5.	Statement of Additional Information regarding the proposed Reorganization of Total Return into Bond Fund

6.	Part C Information

7.	Exhibits

July 19, 2007

Dear Shareholder:

You are cordially invited to attend a special shareholders meeting (the “Special Meeting”) of BlackRock Total Return Portfolio (“Total Return”), a portfolio of BlackRock Funds II (“BlackRock Funds II”), to be held on Friday, September 7, 2007. Before the Special Meeting, I would like to provide you with additional background and ask for your vote on an important proposal affecting Total Return.

The proposal you will be asked to consider at the Special Meeting, as described in the enclosed Combined Prospectus/Proxy Statement, is the proposed reorganization (the “Reorganization”) of Total Return into BlackRock Bond Fund (“Bond Fund”), a series of BlackRock Bond Fund, Inc., a fund with an investment objective and investment policies similar to those of Total Return.

The Board of Trustees of BlackRock Funds II believes the Reorganization is in the best interests of Total Return and its shareholders, and unanimously recommends that you vote “For” the proposed Reorganization.

The enclosed materials explain this proposal in more detail and I encourage you to review them carefully. As a shareholder, your vote is important, and we hope that you will respond today to ensure that your shares will be represented at the Special Meeting. You may vote using one of the methods below by following the instructions on your proxy card:

• By touch-tone telephone;
• By internet;
• By returning the enclosed proxy card in the postage-paid envelope; or
• In person at the Special Meeting.

If you do not vote using one of these methods, you may be called by Broadridge Financial Solutions, Inc., our proxy solicitor, to vote your shares over the phone.

As always, we appreciate your support.

Sincerely,

David R. Wilmerding, Jr.
Trustee and Chairman of the Board

BlackRock Total Return Portfolio, a Portfolio of BlackRock Funds II
100 Bellevue Parkway Wilmington, Delaware 19809 (800) 441-7762

Please vote now. Your vote is important.

To avoid the wasteful and unnecessary expense of further solicitation, we urge you to indicate your voting instructions on the enclosed proxy card, date and sign it and return it promptly in the envelope provided, or record your voting instructions by telephone or via the internet, no matter how large or small your holdings may be. If you submit a properly executed proxy but do not indicate how you wish your shares to be voted, your shares will be voted “For” the Reorganization. If your shares are held through a broker, you must provide voting instructions to your broker about how to vote your shares in order for your broker to vote your shares at the Special Meeting.

QUESTIONS & ANSWERS

        We recommend that you read the complete Combined Prospectus/Proxy Statement. For your convenience, we have provided a brief overview of the issue to be voted on.

Q:	Why is a shareholder meeting being held?

A:	You are being asked to approve an agreement and plan of reorganization (the “Reorganization”) between BlackRock Total Return Portfolio (“Total Return”), a portfolio of BlackRock Funds II (“BlackRock Funds II”), and BlackRock Bond Fund (“Bond Fund”), a series of BlackRock Bond Fund, Inc., a fund that pursues an investment objective and investment policies similar to those of Total Return. If the proposed Reorganization is approved and completed, an account at Bond Fund will be set up in your name, you will become a shareholder of Bond Fund, and Total Return will be terminated as a series of BlackRock Funds II. The fund resulting from the Reorganization is sometimes referred to herein as the “Combined Fund.” Please refer to the Combined Prospectus/Proxy Statement for a detailed explanation of the proposed Reorganization and for a more complete description of Bond Fund.

Q:	How does the Board of Trustees suggest that I vote?

A:	After careful consideration, the Board of Trustees of BlackRock Funds II (the “BlackRock Funds II Board”) has determined that the proposed Reorganization will benefit the shareholders of Total Return and recommends that you cast your vote “For” the proposed Reorganization.

Q:	How will the Reorganization affect me?

A:	If shareholders of Total Return approve the proposed Reorganization, substantially all the assets and certain stated liabilities of Total Return will be combined with those of Bond Fund and you will become a shareholder of Bond Fund. An account will be set up in your name at Bond Fund and you will receive the same or a similar class of shares of Bond Fund as you currently hold of Total Return. The aggregate net asset value of the shares you receive in the Reorganization will equal the aggregate net asset value of the shares you own immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of Total Return will hold a smaller percentage of ownership in the Combined Fund than he or she held in Total Return prior to the Reorganization.

Q:	In the Reorganization, will I receive shares of Bond Fund of the same class as the shares of Total Return that I now hold?

A:	You will receive shares of Bond Fund of the same or a similar class as the shares you own of Total Return.

Q:	Will I own the same number of shares of Bond Fund as I currently own of Total Return?
A:	No, you will receive shares of Bond Fund with the same aggregate net asset value as the shares of Total Return you own prior to the Reorganization. However, the number of shares you receive will depend on the relative net asset values of the shares of the two Funds on the valuation date. Thus, on the valuation date, if the net asset value of a share of Bond Fund is lower than the net asset value of the corresponding share of Total Return, you will receive a greater number of shares of Bond Fund in the Reorganization than you held in Total Return before the Reorganization. On the other hand, if the net asset value of a share of Bond Fund is higher than the net asset value of the corresponding share of Total Return, you will receive fewer shares of Bond Fund in the Reorganization than you held in Total Return before the Reorganization. As of the date of this Combined Prospectus/Proxy Statement, the net asset value per share of Bond Fund is higher than that of Total Return. If this is true on the Valuation Date for the Reorganization, Total Return shareholders will receive a smaller number of shares of Bond Fund than they own of Total Return. The aggregate net asset value of your Bond Fund shares immediately after the Reorganization will be the same as the aggregate net asset value of your Total Return shares immediately prior to the Reorganization.

Q:	Will my privileges as a shareholder change after the Reorganization?
A:	Your rights as a shareholder will not change in any substantial way as a result of the Reorganization. In addition, the shareholder services available to you after the Reorganization will be substantially the same. In the Reorganization, however, holders of Investor A and Institutional shares of Total Return will receive Service and BlackRock shares, respectively, of the Combined Fund. These Service and BlackRock shares will not count for purposes of qualifying for the reduced sales charges or breakpoints available under the Right of Accumulation or Letter of Intent, as set forth in each Fund’s prospectus. Shareholders who recieve Service or BlackRock shares of the Combined Fund in the Reorganization may purchase additional shares of the same class of the Combined Fund in the same account; however, such shareholders may not purchase Service or BlackRock shares of the Combined Fund in a new account or purchase Service or BlackRock shares of any other BlackRock fund unless they otherwise qualify to purchase such shares. In addition, shareholders who receive Service, BlackRock or Class R shares of the Combined Fund in the Reorganization will not have an exchange privilege with respect to such shares.
Q:	Who will advise Bond Fund once the Reorganization is completed?

A:	Bond Fund will continue to be managed by BlackRock Advisors, LLC (“BlackRock Advisors”), a wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), which is also the investment adviser for Total Return.

Q:	Will I have to pay any sales load, commission or other similar fee in connection with the Reorganization?

A:	No, you will not pay any sales load, commission or other similar fee in connection with the Reorganization. As more fully discussed in the Combined Prospectus/Proxy Statement, the holding period with respect to any contingent deferred sales charge that applies to shares of Bond Fund acquired by you in the Reorganization will be measured from the earlier of the time (i) you purchased your Total Return shares or (ii) you purchased your shares of any other BlackRock fund and subsequently exchanged them for shares of Total Return.

Q:	How do operating expenses paid by Bond Fund compare to those payable by Total Return?
A:	The projected net total annual fund operating expense ratios of the classes of shares of the Combined Fund received by Total Return shareholders in the Reorganization, after fee waivers and reimbursements, are expected to be approximately the same or lower than those of Total Return prior to the Reorganization. For Investor A, Investor C, R and BlackRock shares of Total Return, the net total annual fund operating expense ratio of the class of shares of the Combined Fund received in the Reorganization is estimated to be approximately 0.01% higher. This represents the acquired fund fees and expenses of the Master Portfolio which Bond Fund is deemed to have paid indirectly by virtue of its investment in the Master Portfolio. Although the projected net total annual fund operating expense ratio of Investor C shares of the Combined Fund is only 0.01% higher than that of Total Return Investor C shares, the total annual fund operating expense ratio of Investor C shares of the Combined Fund, before taking into account fee waivers or expense reimbursements, is significantly higher than the total annual fund operating expense ratio of Investor C shares of Total Return primarily due to transfer agency fees attributable to Investor C shares of the Combined Fund. See “Summary — Fees and Expenses” and “Information About the Reorganization — Reasons for the Reorganization” in the Combined Prospectus/Proxy Statement. Based on several factors as described in the accompanying Combined Prospectus/Proxy Statement (including, among other things, the relatively small size of Total Return compared to Bond Fund), the BlackRock Funds II Board has approved the proposed Reorganization believing it will benefit shareholders of Total Return and they recommend that you cast your vote “For” the proposed Reorganization, notwithstanding the expected impact on operating expenses.
Q:	What will I have to do to open an account in Bond Fund? What happens to my account if the Reorganization is approved?
A:	If the Reorganization is approved, an account will be set up in your name and your shares automatically will be converted into shares of Bond Fund, and we will send you written confirmation that this change has taken place. You will receive the same or a similar class of shares of Bond Fund as you currently hold of Total Return. The aggregate net asset value of the shares you receive in the Reorganization will be equal to the aggregate net asset value of the shares you own immediately prior to the Reorganization. No certificates for shares will be issued in connection with the Reorganization.
Q:	Will I have to pay any federal taxes as a result of the Reorganization?

A:	The Reorganization is expected to qualify as a tax-free “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended. If the Reorganization so qualifies, in general, Total Return will not recognize any gain or loss as a result of the transfer of substantially all of its assets and certain stated liabilities in exchange solely for shares of Bond Fund or as a result of its liquidation, and you will not recognize any gain or loss upon your receipt solely of shares of Bond Fund in connection with the Reorganization. However, prior to the Reorganization, Total Return will distribute to its shareholders its undistributed net investment income and undistributed realized net capital gain, if any. These distributions will be taxable to shareholders.

Q:	What if I redeem or exchange my shares before the Reorganization takes place?

A:	If you choose to redeem or exchange your shares before the Reorganization takes place, the redemption or exchange will be treated as a normal redemption or exchange of shares and, generally, will be a taxable transaction and any applicable redemption fees will be applied. Also, in the case of redemptions, any applicable contingent deferred sales charges will be applied.

Q:	How do I vote my proxy?

A:	You may cast your vote by mail, telephone or internet or in person at the special shareholders meeting. To vote by mail, please mark your vote on the enclosed proxy card and sign, date and return the card in the postage-paid envelope provided. To vote by telephone or over the internet, please have the proxy card in hand and call the telephone number or go to the website address listed on the proxy card and follow the instructions.

Q:	When will the Reorganization occur?

A:	The Reorganization is expected to occur before the end of the fourth quarter of 2007.

Q:	Whom do I contact for further information?
A:	If you need more information, or have any questions about voting, please call Broadridge Financial Solutions, Inc., Total Return’s proxy solicitor, at 1-877-777-3406.

        Important additional information about the proposal is set forth in the accompanying Combined Prospectus/Proxy Statement. Please read it carefully.

July 19, 2007

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON SEPTEMBER 7, 2007

To the Shareholders:

This is to notify you that a Special Meeting of Shareholders (the “Special Meeting”) of BlackRock Total Return Portfolio (“Total Return”), a portfolio of BlackRock Funds II (“BlackRock Funds II”), will be held on Friday, September 7, 2007 at 2:00 p.m., Eastern time, at the offices of BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, 11th Floor, New York, New York 10055, for the following purposes:

(1)	To consider a proposal to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) pursuant to which Total Return would transfer substantially all of its assets and certain stated liabilities to BlackRock Bond Fund (“Bond Fund”), a series of BlackRock Bond Fund, Inc., in exchange solely for Investor B2, Investor C, Class R, BlackRock and Service shares of Bond Fund, which will be distributed by Total Return to the holders of its shares in complete liquidation thereof; and
(2)	To transact such other business as may properly be presented at the Special Meeting or any adjournment or postponement thereof.

The Board of Trustees of BlackRock Funds II has fixed the close of business on June 25, 2007 as the record date for determination of shareholders of Total Return entitled to notice of, and to vote at, the Special Meeting and any adjournment or postponement thereof.

It is very important that your voting instructions be received by the date of the Special Meeting. Instructions for shares held of record in the name of a nominee, such as a broker-dealer or trustee of an employee benefit plan, may be subject to earlier cut-off dates established by such intermediaries for receipt of such instructions.

Your vote is important regardless of the size of your holdings in Total Return. Whether or not you expect to be present at the Special Meeting, please complete and sign the enclosed proxy card and return it promptly in the enclosed envelope. Certain shareholders may also vote by telephone or over the internet. If you vote by proxy and then desire to change your vote or vote in person at the Special Meeting, you may revoke your proxy at any time prior to the votes being tallied at the Special Meeting. Please refer to the section of the enclosed combined prospectus/proxy statement entitled “Voting Information and Requirements — Manner of Voting” on p. 36 for more information.

By Order of the Board of Trustees,

Howard B. Surloff
Secretary

BlackRock Total Return Portfolio, a Portfolio of BlackRock Funds II
100 Bellevue Parkway Wilmington, Delaware 19809 (800) 441-7762

COMBINED PROSPECTUS/PROXY STATEMENT
BLACKROCK TOTAL RETURN PORTFOLIO,
A PORTFOLIO OF BLACKROCK FUNDS II
100 Bellevue Parkway
Wilmington, Delaware 19809
(888) 825-2257

BLACKROCK BOND FUND,
A SERIES OF BLACKROCK BOND FUND, INC.
P.O. Box 9011
Princeton, New Jersey 08543-9011
(609) 282-2800

        This Combined Prospectus/Proxy Statement is furnished to you as a shareholder of BlackRock Total Return Portfolio (“Total Return”). A special meeting of shareholders of Total Return (the “Special Meeting”) will be held at the offices of BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, 11th Floor, New York, New York 10055, on Friday, September 7, 2007 at 2:00 p.m., Eastern time, to consider the items that are listed below and discussed in greater detail elsewhere in this Combined Prospectus/Proxy Statement. Shareholders of record of Total Return as of the close of business on June 25, 2007 (the “Record Date”) are entitled to notice of, and to vote at, the Special Meeting or any adjournment or postponement thereof. This Combined Prospectus/Proxy Statement, proxy card and accompanying Notice of Special Meeting of Shareholders were first sent or given to shareholders of Total Return on or about July 20, 2007. Whether or not you expect to attend the Special Meeting or any adjournment or postponement thereof, the Board of Trustees of BlackRock Funds II (“BlackRock Funds II”) requests that shareholders vote their shares by completing and returning the enclosed form of proxy.

        The purposes of the Special Meeting are:

1. To consider a proposal to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) pursuant to which Total Return would transfer substantially all of its assets and certain stated liabilities to BlackRock Bond Fund (“Bond Fund”), a series of BlackRock Bond Fund, Inc. (the “Corporation”), in exchange solely for Investor B2, Investor C, Class R, BlackRock and Service shares of Bond Fund, which will be distributed by Total Return to the holders of its shares in complete liquidation thereof; and

2. To transact such other business as may properly be presented at the Special Meeting or any adjournment or postponement thereof.

        The Board of Directors of the Corporation, on behalf of Bond Fund (“Bond Fund Board”), and the Board of Trustees of BlackRock Funds II, on behalf of Total Return (“BlackRock Funds II Board”), have each approved a reorganization (the “Reorganization”) by which Total Return, a separate series of BlackRock Funds II, an open-end investment company, would be acquired by Bond Fund, a separate series of the Corporation, an open-end investment company. Bond Fund has an investment objective and investment policies and practices similar to those of Total Return. The Reorganization is part of a larger initiative to consolidate certain of the comparable BlackRock funds to eliminate redundancies and achieve certain operating efficiencies.

        Bond Fund and Total Return are sometimes referred to herein each as a “Fund” and collectively as the “Funds.” The fund resulting from the Reorganization is sometimes referred to herein as the “Combined Fund.”

        If Total Return shareholders approve the Reorganization, Total Return will transfer substantially all of its assets and certain stated liabilities to Bond Fund. Bond Fund will simultaneously issue to Total Return shares that have an aggregate net asset value equal to the aggregate net asset value of the outstanding shares of Total Return. Immediately thereafter, Total Return will distribute these shares of Bond Fund to its shareholders. After distributing these shares, Total Return will be terminated as a series of BlackRock Funds II. When the Reorganization is complete, Total Return shareholders will hold the same or a similar class of shares of Bond Fund as they currently hold of Total Return. The aggregate net asset value of Bond Fund shares received in the Reorganization will equal the aggregate net asset value of Total Return shares held immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of Total Return will hold a smaller percentage of ownership in the Combined Fund than such shareholder held in Total Return prior to the Reorganization. After the Reorganization, Bond Fund will continue to operate as a separate series of the Corporation, a registered open-end investment company.

        The Combined Prospectus/Proxy Statement sets forth concisely the information shareholders of Total Return should know before voting on the Reorganization and constitutes an offering of Investor B2, Investor C, Class R, BlackRock and Service shares of Bond Fund only. Please read it carefully and retain it for future reference.

        The following documents have been filed with the Securities and Exchange Commission (the “SEC”), accompany this Combined Prospectus/Proxy Statement and are incorporated herein by reference (legally considered part of) this Combined Prospectus/Proxy Statement:

•	Prospectus of the Corporation (the “Corporation Prospectus”) containing information about Bond Fund, dated January 25, 2007 (and as currently supplemented);
•	Annual Report to Shareholders of Bond Fund for the fiscal year ended September 30, 2006 (the “Bond Fund Annual Report”); and
•	Semi-Annual Report to Shareholders of Bond Fund for the six months ended March 31, 2007 (the “Bond Fund Semi-Annual Report”).

        The following documents have been filed with the SEC and are incorporated herein by reference:

•	Statement of Additional Information dated July 19, 2007 (the “Reorganization SAI”), relating to this Combined Prospectus/Proxy Statement;
•	Statement of Additional Information of the Corporation (the “Corporation SAI”) containing additional information about Bond Fund, dated January 25, 2007 (and as currently supplemented);
•	Total Return Prospectus for Investor class shares (Investor A shares, Investor B shares and Investor C shares) dated January 31, 2007 (and as currently supplemented) (the “Total Return Investor Prospectus”);
•	Total Return Prospectus for Institutional shares dated January 31, 2007 (and as currently supplemented) (the “Total Return Institutional Prospectus”);
•	Total Return Prospectus for R shares dated January 31, 2007 (and as currently supplemented) (the “Total Return R Prospectus”);
•	Total Return Prospectus for BlackRock shares dated January 31, 2007 (and as currently supplemented) (the “Total Return BlackRock Prospectus”);
•	Total Return Prospectus for Service shares dated January 31, 2007 (and as currently supplemented) (the “Total Return Service Prospectus” and collectively with the Total Return Investor Prospectus, the Total Return Institutional Prospectus, the Total Return R Prospectus and the Total Return BlackRock Prospectus, the “Total Return Prospectus”);
•	Statement of Additional Information (the “Total Return SAI”) containing additional information about Total Return, dated June 1, 2007 (and as currently supplemented);

•	Annual Report to Shareholders of Total Return for the fiscal year ended September 30, 2006 (the “Total Return Annual Report”); and
•	Semi-Annual Report to Shareholders of Total Return for the six months ended March 31, 2007 (the “Total Return Semi-Annual Report”).

        The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials and charter documents, with the SEC.

        Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:

BlackRock Bond Fund of BlackRock Bond Fund, Inc. c/o PFPC Inc. P.O. Box 9819 Providence, Rhode Island 02940-8019 Telephone: 1-800-441-7762	BlackRock Total Return Portfolio of BlackRock Funds II c/o PFPC Inc. P.O. Box 9819 Providence, Rhode Island 02940-8019 Telephone: 1-800-441-7762

        You also may view or obtain these documents from the SEC:

In Person:	At the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC 20549
Call 202-551-8090 for hours of operation

By Mail:	Public Reference Section, Office of Investor Education and Assistance, Securities and Exchange Commission, 100 F Street, N.E. Washington, DC 20549 (duplicating fee required)
By E-mail:	publicinfo@sec.gov (duplicating fee required)

By Internet:	www.sec.gov

        The BlackRock Funds II Board knows of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

        No person has been authorized to give any information or make any representation not contained in this Combined Prospectus/Proxy Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Prospectus/Proxy Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

        Neither the SEC nor any state regulator has approved or disapproved of these securities or passed upon the adequacy of this Combined Prospectus/Proxy Statement.
Any representation to the contrary is a criminal offense.

The date of this Combined Prospectus/Proxy Statement is July 19, 2007.

SUMMARY

        The following is a summary of certain information contained elsewhere in this Combined Prospectus/Proxy Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Proxy Statement carefully.

        BlackRock Funds II and the Corporation are both open-end management investment companies registered with the SEC. Total Return is organized as a separate series of BlackRock Funds II, a business trust organized under the laws of the Commonwealth of Massachusetts. Bond Fund is organized as a separate series of the Corporation, a corporation organized under the laws of the State of Maryland. Bond Fund is organized in a “master/feeder”structure and is a feeder fund that invests all of its assets in a portfolio, the Master Bond Portfolio (the “Master Portfolio”), of Master Bond LLC (the “Master LLC”), that has the same investment objective and strategies as Bond Fund. Investment management arrangements are at the Master LLC level. In the Reorganization, the assets acquired by Bond Fund from Total Return will be contributed to the Master Portfolio in exchange for interests in the Master Portfolio.

        The investment objective of Total Return is to realize a total return that exceeds that of the Lehman Brothers U.S. Aggregate Index. The primary investment objective of Bond Fund is to provide shareholders with as high a level of current income as is consistent with the investment policies of Bond Fund. However, as discussed below, the Corporation and the Master LLC are seeking shareholder approval to change the investment objective of Bond Fund and the Master Portfolio to be the same as the investment objective of Total Return. If shareholders do not approve this change in investment objective, the Reorganization will not be consummated as currently contemplated. If such shareholder approval is obtained, Bond Fund will be renamed “BlackRock Total Return Fund” and the Master Portfolio will be renamed “Master Total Return Portfolio.” Each Fund publicly offers its shares on a continuous basis. Shares of Total Return may be purchased through its distributor, BlackRock Distributors, Inc. (“BDI”); shares of Bond Fund may be purchased through its distributors, BDI or FAM Distributors, Inc. (“FAMD”), and through numerous intermediaries. Shareholders of each Fund (other than holders of Total Return’s BlackRock and Service shares and holders of Bond Fund’s Class R shares) have the privilege to exchange their shares for shares of the same class of other funds managed by the same adviser, subject to certain limitations. Additionally, each Fund permits its shareholders to redeem their shares at any time upon proper notice (subject, in certain cases, to contingent deferred sales charges and redemption fees).

The Proposed Reorganization

        The BlackRock Funds II Board, including the Trustees who are not “interested persons” of BlackRock Funds II (as defined in the 1940 Act), has unanimously approved the Reorganization Agreement. The Bond Fund Board, including the Directors who are not “interested persons” of the Corporation, and the Board of Directors of the Master LLC including the Directors who are not “interested persons” of the Master LLC have also unanimously approved the Reorganization Agreement. Subject to approval by Total Return shareholders, the Reorganization Agreement provides for:

•	the transfer of substantially all the assets and certain stated liabilities of Total Return to Bond Fund in exchange solely for Investor B2, Investor C, Class R, BlackRock and Service shares of Bond Fund;
•	the distribution of such shares to Total Return shareholders; and
•	the termination of Total Return as a series of BlackRock Funds II.

        If the proposed Reorganization is approved and completed, Total Return shareholders would hold shares of the same or a similar class of Bond Fund as they currently hold of Total Return with an aggregate net asset value equal to the aggregate net asset value of Total Return shares owned immediately prior to the Reorganization.

1

        If the Reorganization is approved and completed, holders of Total Return shares will receive Bond Fund shares as follows:

If you hold Total Return Shares Investor A Investor B Investor C Institutional BlackRock R Service	You will receive Bond Fund Shares Service (newly created) Investor B2 (newly created) Investor C BlackRock (newly created) BlackRock (newly created) Class R Service (newly created)

Background and Reasons for the Proposed Reorganization

        The Reorganization is part of a larger initiative to consolidate certain of the comparable BlackRock mutual funds in order to eliminate redundancies and achieve certain operating efficiencies.

        In approving the Reorganization Agreement, the BlackRock Funds II Board, including the independent Trustees, determined that participation in the Reorganization is in the best interests of Total Return and its shareholders and that the interests of the shareholders of Total Return will not be diluted with respect to net asset value as a result of the Reorganization. Before reaching these conclusions, the BlackRock Funds II Board, including the independent Trustees, engaged in a thorough review process relating to the proposed Reorganization. The independent Trustees also received a memorandum outlining, among other things, the legal standards and certain other considerations relevant to the BlackRock Funds II Board’s deliberations. The BlackRock Funds II Board, including all of the independent Trustees, approved the Reorganization at a quarterly in person meeting that was held on May 31, 2007.

        The primary factors considered by the BlackRock Funds II Board with regard to the Reorganization include, but are not limited to, the following:

•	The fact that the investment objectives and policies of Total Return and Bond Fund are similar and, if shareholder approval is obtained, that Bond Fund’s investment objective will be changed and will be identical to Total Return’s investment objective. See “Comparison of Total Return and Bond Fund — Investment Objectives and Principal Investment Strategies.”
•	The expectation that the Combined Fund may achieve certain potential benefits from its larger net asset size.
•	The fact that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction. However, distributions to shareholders prior to the Reorganization of investment company taxable income and net realized capital gain, if any, will be taxable to shareholders.
•	The fact that the same portfolio management team (as described below under “Comparison of Total Return and Bond Fund — Management of the Funds”) that currently manages Total Return will manage the Combined Fund.
•	The relative performance history of each Fund. See “Comparison of Total Return and Bond Fund — Performance Information.”
•	The expectation that shareholders will have substantially the same services available.
•	The projected net total annual fund operating expense ratios of classes of shares of the Combined Fund received by shareholders in the Reorganization, after fee waivers and reimbursement, are expected to be approximately the same or lower than those of Total Return prior to the Reorganization.
•	The costs associated with the Reorganization will be paid by BlackRock or its affiliates, and will not be borne by shareholders. Any brokerage or other trading costs incurred by a Fund in connection with buying or selling securities prior to the Reorganization will be borne by that Fund.
2

        Considering these and other reasons, the BlackRock Funds II Board unanimously concluded that completion of the Reorganization is in the best interests of Total Return and its shareholders, and that the interests of the shareholders of Total Return will not be diluted with respect to net asset value as a result of the Reorganization. The approval determination was made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various factors.

        If the Reorganization is not approved by Total Return shareholders, Total Return will continue to operate for the time being as a separate portfolio of BlackRock Funds II advised by BlackRock Advisors, LLC (“BlackRock Advisors”) and the BlackRock Funds II Board will consider other alternatives.

        The BlackRock Funds II Board unanimously recommends that you vote “For” the Reorganization.

Investment Objectives and Principal Investment Strategies

        Investment Objectives. The investment objective of Total Return is to realize a total return that exceeds that of the Lehman Brothers U.S. Aggregate Index (the benchmark). The primary investment objective of Bond Fund is to provide shareholders with as high a level of current income as is consistent with the investment policies and, as a secondary objective, to seek capital appreciation when consistent with its primary objective. Total Return’s investment objective may be changed by the BlackRock Funds II Board without shareholder approval upon 30 days’ notice to shareholders. Bond Fund’s investment objective is a fundamental policy that may not be changed without approval of shareholders representing a majority of Bond Fund’s outstanding voting securities, as defined in the 1940 Act. The Corporation and Master LLC are seeking shareholder approval to change the investment objective of Bond Fund and the Master Portfolio to be the same as the investment objective of Total Return. If shareholders do not approve this change in investment objective, the Reorganization will not be consummated as currently contemplated. If such shareholder approval is obtained, Bond Fund will be renamed “BlackRock Total Return Fund” and the Master Portfolio will be renamed “Master Total Return Portfolio.”

        Principal Investment Strategies. Total Return invests primarily in dollar-denominated investment grade bonds but may invest up to 20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non dollar denominated bonds and bonds of emerging market issuers. Total Return, under normal circumstances, invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the benchmark. Total Return uses as its benchmark the Lehman Brothers U.S. Aggregate Index.

        Bond Fund invests primarily in investment grade fixed-income securities. Under normal circumstances, Bond Fund invests at least 90% of its net assets in fixed-income securities. For this purpose, net assets include any borrowings for investment purposes. Bond Fund invests primarily in fixed-income securities that are rated in the four highest rating categories by at least one of the recognized rating agencies (including Baa or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB or better by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”)). Bond Fund may invest up to 25% of its net assets in fixed-income securities of issuers outside the United States. Bond Fund may invest in various types of mortgage-backed securities. Bond Fund may invest in fixed-income securities of any duration or maturity. Bond Fund uses as its benchmark the Lehman Brothers U.S. Aggregate Index and the Merrill Lynch (ML) Corporate Master Index.

        Comparison. Because the investment objective of the Combined Fund is expected to be identical to that of Total Return, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses associated with the sale of securities held by Total Return. Bond Fund and Total Return are currently managed by the same management team, which will also manage the Combined Fund. The investment strategies of the two Funds are similar and where certain differences exist it is currently the intention of the management team to manage the Combined Fund as it has been managing Total Return.

3

        For information about the fundamental investment restrictions applicable to each Fund, see Appendix A.

Fees and Expenses

        Assuming shareholders of Total Return approve the proposed Reorganization, substantially all the assets and certain stated liabilities of Total Return will be combined with those of Bond Fund, an account will be set up in each Total Return shareholder’s name at Bond Fund and each such shareholder will receive shares of Bond Fund. After the Reorganization, Total Return shareholders will hold shares of the same or a similar class of Bond Fund with an aggregate net asset value equal to the aggregate net asset value of Total Return shares owned immediately prior to the Reorganization.

        Total Return currently offers seven classes of shares (Investor A, B and C shares, Institutional, BlackRock, R and Service shares). Bond Fund offers nine classes of shares (Investor A, A1, B, B1, C, C1, C2, Institutional and Class R shares), and, in connection with the Reorganization, will issue three additional new classes designated Investor B2, BlackRock and Service shares.

Fee Table of Total Return, Bond Fund and the
Pro Forma Combined Fund as of March 31, 2007 (unaudited)

        The following comparative tables describe the fees and expenses that you may incur in connection with buying and holding shares of Total Return versus shares of Bond Fund. The pro forma column shows the Combined Fund’s fees and expenses assuming that the Reorganization is approved by the shareholders of Total Return. The tables are based on the expenses for the twelve months ended March 31, 2007. Future fees and expenses may be greater or less than those indicated below.

        Since Investor A, Investor A1, Investor B, Investor B1, Investor C1, Investor C2 and Institutional shares of Bond Fund will not be issued to Total Return shareholders in the Reorganization, the fee table set forth below does not provide information for such classes of shares.

	Actual		Pro Forma Bond Fund Combined Fund(b)*		Actual				Pro Forma Bond Fund Combined Fund*
	Total Return(b)				Bond Fund		Total Return
	Investor B		Investor B2(h)		Investor C		Investor C		Investor C
Shareholder Fees (fees paid directly from a shareholder’s investment)(a):
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	4.50%	(c)	4.50%	(c)	1.00%	(c)	1.00%	(c)	1.00%	(c)
Maximum Sales Charge (Load) imposed on Dividend Reinvestments	None		None		None		None		None
Redemption Fee	None		None		None		None		None
Exchange Fee	None		None		None		None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.50%		0.43%		0.44%		0.50%		0.43%
Distribution and/or Service (12b-1) Fees	1.00%	(m)	1.00%		1.00%		1.00%	(m)	1.00%
Other Expenses (including administration and transfer agency fees)(e)	0.30%	(l)	0.18%	(j)	0.66%	(j)	0.19%	(l)	0.66%	(j)

Total Annual Fund Operating Expenses	1.80%		1.61%	(g)	2.10%	(g)(n)	1.69%		2.09%	(g)
Fee Waiver and/or Expense Reimbursement	(0.15)%	(f)	(0.06)%	(k)	(0.06)%	(i)	(0.04)%	(f)	(0.43)%	(k)

Net Total Annual Fund Operating Expenses	1.65%		1.55%	(g)	2.04%	(g)(n)	1.65%		1.66%	(g)

(footnotes begin on page 6)

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	Actual				Pro Forma Bond Fund Combined Fund*		Actual				Pro Forma Bond Fund Combined Fund*
	Bond Fund		Total Return				Total Return		Total Return
	Class R		R		Class R		Service		Investor A		Service(h)
Shareholder Fees (fees paid directly from a shareholder’s investment)(a):
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None		None		None		None		4.00%	(c)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None		None		None		None		None	(d)	None
Maximum Sales Charge (Load) Imposed on Dividend Reinvestments	None		None		None		None		None		None
Redemption Fee	None		None		None		None		None		None
Exchange Fee	None		None		None		None		None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.44%		0.50%		0.43%		0.50%		0.50%		0.43%
Distribution and/or Service (12b-1) Fees	0.50%		0.50%		0.50%		0.25%		0.25%		0.25%
Other Expenses (including administration and transfer agency fees)(e)	0.35%	(j)	0.37%	(l)	0.35%	(j)	0.37%	(l)	0.43%	(l)	0.32%	(j)

Total Annual Fund Operating Expenses	1.29%	(g)(n)	1.37%		1.28%	(g)	1.12%		1.18%		1.00%	(g)
Fee Waiver and/or Expense Reimbursement	(0.07)%	(i)	(0.27)%	(f)	(0.17)%	(k)	(0.27)%	(f)	(0.28)%	(f)	(0.14)%	(k)

Net Total Annual Fund Operating Expenses	1.22%	(g)(n)	1.10%		1.11%	(g)	0.85%		0.90%		0.86%	(g)

	Actual				Pro Forma Bond Fund Combined Fund*
	Total Return		Total Return
	BlackRock		Institutional		BlackRock(h)
Shareholder Fees (fees paid directly from a shareholder’s investment)(a):
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None		None		None
Maximum Sales Charge (Load) Imposed on Dividend Reinvestments	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.50%		0.50%		0.43%
Distribution and/or Service (12b-1) Fees	None		None		None
Other Expenses (including administration and transfer agency fees)(e)	0.17%	(l)	0.18%	(l)	0.06%	(j)

Total Annual Fund Operating Expenses	0.67%		0.68%		0.49%	(g)
Fee Waiver and/or Expense Reimbursement	(0.27)%	(f)	(0.13)%	(f)	(0.08)%	(k)

Net Total Annual Fund Operating Expenses	0.40%		0.55%		0.41%	(g)

(footnotes begin on the next page]

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*	Assuming the Reorganization had taken place on March 31, 2007.
(a)	In addition, certain selected securities dealers or other financial intermediaries may charge clients a processing fee when a client buys or redeems shares. For example, Merrill Lynch generally charges a fee of $5.35 when a client buys or redeems shares. Also, PFPC Inc., the transfer agent, charges a fee of $7.50 for redemption payments made by wire transfer and $15 for redemption by check sent via overnight mail.
(b)	Investor B shares of Total Return and Investor B2 shares of the Pro Forma Bond Fund Combined Fund automatically convert to Investor A shares of Total Return and Investor A shares of the Pro Forma Bond Fund Combined Fund, respectively, about seven years after initial purchase and will no longer be subject to distribution fees. Investor B shares of Total Return and Investor B2 shares of the Pro Forma Bond Fund Combined Fund generally are not available for purchase but are available for exchange and for dividend and capital gain reinvestment and to certain qualified employee benefit plans.
(c)	Some investors may qualify for reductions in or waivers of the sales charge (load).
(d)	A shareholder may pay a deferred sales charge if such shareholder purchases $1 million or more and redeems within eighteen months.

(e)	PFPC Inc., an affiliate of BlackRock Advisors, provides transfer agency services to the Funds. Each Fund pays a fee for these services. BlackRock Advisors or its affiliates also provide certain accounting services to Bond Fund, the Pro Forma Bond Fund Combined Fund and Master LLC. The Bond Fund, the Pro Forma Bond Fund Combined Fund and Master LLC reimburse BlackRock Advisors or its affiliates for such services.
(f)	BlackRock Advisors has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit expenses (excluding interest expense, acquired fund fees and expenses and certain other fund expenses) as a percentage of average daily net assets allocated to each class of Total Return as follows: 0.90% (for Investor A shares), 1.65% (for Investor B and C shares), 0.55% (for Institutional shares), 0.85% (for Service shares), 1.10% (for R shares) and 0.40% (for BlackRock shares), until February 1, 2008. Total Return may have to repay some of these waivers and reimbursements to BlackRock Advisors in the following two years. In addition, BlackRock Advisors has voluntarily agreed to waive and/or reimburse fees and/or expenses in order to limit expenses to certain levels. BlackRock Advisors may discontinue or reduce this voluntary waiver and/or reimbursement of fees and/or expenses at any time without notice. After taking into account this voluntary waiver, the Net Total Annual Fund Operating Expenses (including acquired fund fees and expenses) were 0.76% (for Investor A shares), 1.55% (for Investor B shares), 1.45% (for Investor C shares), 0.40% (for BlackRock shares), 0.44% (for Institutional shares), 1.10% (for R shares) and 0.84% (for Service shares).
(g)	A portion of the total operating expenses incurred by Bond Fund and the Pro Forma Bond Fund Combined Fund is actually incurred by the Master Portfolio. As a feeder of the Master Portfolio, each of Bond Fund and the Pro Forma Bond Fund Combined Fund incurs its proportionate share of the expenses incurred by the Master Portfolio, including investment advisory fees, certain professional fees, accounting fees, custody fees and directors fees.
(h)	Prior to the Reorganization, Bond Fund did not issue Investor B2, Service or BlackRock shares.
(i)	BlackRock Advisors receives a fee from the Master Portfolio at the annual rate of 0.07% of the Master Portfolio’s average daily net assets, a portion of which is paid indirectly by Bond Fund, and receives a fee from Bond Fund at the annual rate of 0.37% of Bond Fund’s average daily net assets for an overall advisory fee rate paid by Bond Fund of 0.44%. However, BlackRock Advisors has contractually agreed to waive Bond Fund’s advisory fee in the amount of Bond Fund’s share of the advisory fee paid by the Master Portfolio for as long as Bond Fund invests in the Master Portfolio. After giving effect to this waiver, BlackRock Advisors receives a fee from the Bond Fund (including the fee paid indirectly through the Master Portfolio) at the annual rate of 0.37% of Bond Fund’s average daily net assets.
(j)	Includes the expenses of both Bond Fund or Pro Forma Bond Fund Combined Fund, as applicable, and Bond Fund’s or Pro Forma Bond Fund Combined Fund’s share of the expenses of the Master Portfolio, which includes acquired fund fees and expenses attributable to the Master Portfolio of 0.01%.

6

(k)	Assuming the Reorganization had taken place, BlackRock Advisors will receive a fee from the Master Portfolio at the annual rate of 0.06% of the Master Portfolio’s average daily net assets, a portion of which is paid indirectly by the Pro Forma Bond Fund Combined Fund, and will receive a fee from the Pro Forma Bond Fund Combined Fund at the annual rate of 0.37% of the Pro Forma Bond Fund Combined Fund’s average daily net assets for an overall advisory fee rate to be paid by the Pro Forma Bond Fund Combined Fund of 0.43%. However, BlackRock Advisors has contractually agreed to waive the Pro Forma Bond Fund Combined Fund’s advisory fee in the amount of the Pro Forma Bond Fund Combined Fund’s share of the advisory fee paid by the Master Portfolio for as long as the Pro Forma Bond Fund Combined Fund invests in the Master Portfolio. After giving effect to this waiver, BlackRock Advisors receives a fee from the Pro Forma Bond Fund Combined Fund (including the fee paid indirectly through the Master Portfolio) at the annual rate of 0.37% of the Pro Forma Bond Fund Combined Fund’s average daily net assets. In addition, BlackRock Advisors has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit expenses (excluding interest expense, acquired fund fees and expenses and certain other fund expenses) as a percentage of average daily net assets allocated to each class of the Pro Forma Bond Fund Combined Fund as follows: 0.90% (for Investor A shares), 1.65% (for Investor B2 and C shares), 0.55% (for Institutional shares), 0.85% (for Service shares), 1.10% (for Class R shares) and 0.40% (for BlackRock shares), until February 1, 2008. In addition to the contractual waivers described above, BlackRock Advisors has voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses (excluding interest expense, acquired fund fees and expenses and certain other fund expenses) as a percentage of average daily net assets allocated to each class of the Pro Forma Bond Fund Combined Fund as follows: 1.53% (for Investor B2 shares), 1.45% (for Investor C shares), 0.76% (for Service shares) and 1.08% (for Class R shares). BlackRock Advisors may discontinue or reduce this voluntary waiver and/or reimbursement of fees and/or expenses at any time without notice; however, BlackRock Advisors has agreed not to reduce or discontinue this voluntary waiver or reimbursement until September 30, 2008, unless approved by the Directors of the Pro Forma Bond Fund Combined Fund, including a majority of the non-interested Directors.
(l)	Includes acquired fund fees and expenses, which are less than .01%.
(m)	Investor B and Investor C shares of Total Return did not pay a portion of their respective distribution fees during the twelve month period ended March 31, 2007. The Total and Net Total Annual Fund Operating Expenses have been restated to reflect the entire distribution fee.
(n)	The Total and Net Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in Bond Fund’s most recent semi-annual report, given that Bond Fund’s most recent semi-annual report does not reflect acquired fund fees and expenses and a change in methodology for calculating transfer agency fees.

7

EXAMPLES:

        These examples assume that an investor invests $10,000 in the relevant Fund for the time periods indicated, that the investment has a 5% return each year, that the investor pays the sales charges, if any, that apply to the particular class and that the Fund’s operating expenses remain the same. Since Investor A, Investor A1, Investor B, Investor B1, Investor C1, Investor C2 and Institutional shares of Bond Fund will not be issued to Total Return shareholders in the Reorganization, the following tables do not provide information for those classes of shares. These assumptions are not meant to indicate that the investor will receive a 5% annual rate of return. The annual return may be more or less than the 5% used in these examples. Although actual costs may be higher or lower, based on these assumptions, an investor’s costs would be:

ASSUMING THE INVESTOR REDEEMS HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Investor B/Investor B2*** ††
Total Return †††	$618	$902	$1,161	$1,864	**
Pro Forma Bond Fund Combined Fund* †††	$608	$840	$1,045	$1,565	**

Investor C
Bond Fund	$307	$640	$1,098	$2,369
Total Return †††	$268	$529	$ 914	$1,994
Pro Forma Bond Fund Combined Fund* †††	$269	$601	$1,059	$2,329

Class R/R †
Bond Fund	$124	$387	$ 670	$1,477
Total Return †††	$112	$407	$ 724	$1,623
Pro Forma Bond Fund Combined Fund* †††	$113	$376	$ 660	$1,468

Service †† #
Total Return (Service shares) †††	$ 87	$329	$ 591	$1,339
Total Return (Investor A shares) †††	$488	$733	$ 997	$1,751
Pro Forma Bond Fund Combined Fund* †††	$ 88	$292	$ 512	$1,147

BlackRock †† #
Total Return (BlackRock shares) †††	$ 41	$187	$ 346	$ 809
Total Return (Institutional shares) †††	$ 56	$204	$ 366	$ 834
Pro Forma Bond Fund Combined Fund* †††	$ 42	$136	$ 239	$ 540

8

ASSUMING THE INVESTOR DOES NOT REDEEM HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Investor B/Investor B2*** ††
Total Return †††	$168	$552	$ 961	$1,864	**
Pro Forma Bond Fund Combined Fund* †††	$158	$490	$ 845	$1,565	**

Investor C
Bond Fund	$207	$640	$1,098	$2,369
Total Return †††	$168	$529	$ 914	$1,994
Pro Forma Bond Fund Combined Fund* †††	$169	$601	$1,059	$2,329

Class R/R †
Bond Fund	$124	$387	$ 670	$1,477
Total Return †††	$112	$407	$ 724	$1,623
Pro Forma Bond Fund Combined Fund* †††	$113	$376	$ 660	$1,468

Service †† #
Total Return (Service shares) †††	$ 87	$329	$ 591	$1,339
Total Return (Investor A shares) †††	$488	$733	$ 997	$1,751
Pro Forma Bond Fund Combined Fund* †††	$ 88	$292	$ 512	$1,147

BlackRock †† #
Total Return (BlackRock shares) †††	$ 41	$187	$ 346	$ 809
Total Return (Institutional shares) †††	$ 56	$204	$ 366	$ 834
Pro Forma Bond Fund Combined Fund* †††	$ 42	$136	$ 239	$ 540

*	Assuming the Reorganization had taken place on March 31, 2007.
**	Assumes conversion to Investor A shares approximately seven years after purchase.
***	Holders of Investor B shares of Total Return will receive Investor B2 shares of the Pro Forma Bond Fund Combined Fund.
†	Holders of R shares of Total Return will receive Class R shares of Bond Fund.
††	Bond Fund does not currently offer Investor B2, BlackRock or Service shares.
†††	Does not reflect the continuation beyond one year of the class specific contractual expense cap agreements described in notes (f) and (k) to the fee table.
#	Holders of Investor A and Institutional shares of Total Return will receive Service and BlackRock shares, respectively, of the Pro Forma Bond Fund Combined Fund.

Expense Ratios

The table below sets forth the total annual operating expense ratios (including distribution and service fees) for each class of shares of Total Return as of March 31, 2007, and for each class of shares of Bond Fund the holders of shares of Total Return will receive in the Reorganization, assuming the Reorganization had occurred as of March 31, 2007. The expense ratios set forth in the column entitled “Total Annual Operating Expense Ratio (including fee waivers)” include both contractual and voluntary fee waivers and may differ from the numbers set forth in the fee table beginning on page 5, which do not reflect voluntary fee waivers.

If you hold the following Total Return shares:	Total Annual Operating Expense Ratio (excluding fee waivers)	Total Annual Operating Expense Ratio (including fee waivers)		In the Reorganization, you will receive the following Bond Fund shares:	Total Annual Operating Expense Ratio (excluding fee waivers)†	Total Annual Operating Expense Ratio (including fee waivers)†
Investor A	1.18%	0.76	%*	Service	1.00%	0.77	%**
Investor B	1.80%	1.55	%*	Investor B2	1.61%	1.54	%**
Investor C	1.69%	1.45	%*	Investor C	2.09%	1.46	%**
Institutional	0.68%	0.44	%*	BlackRock	0.49%	0.41	%**
R	1.37%	1.10	%*	Class R	1.28%	1.09	%**
Service	1.12%	0.84	%*	Service	1.00%	0.77	%**
BlackRock	0.67%	0.40	%*	BlackRock	0.49%	0.41	%**

(footnotes begin on the next page]

9

*	BlackRock Advisors has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit expenses (excluding interest expense, acquired fund fees and expenses and certain other fund expenses) as a percentage of average daily net assets allocated to each class of Total Return as follows: 0.90% (for Investor A shares), 1.65% (for Investor B and C shares), 0.55% (for Institutional shares), 0.85% (for Service shares), 1.10% (for R shares) and 0.40% (for BlackRock shares), until February 1, 2008. Total Return may have to repay some of these waivers and reimbursements to BlackRock Advisors in the following two years. In addition, BlackRock Advisors has voluntarily agreed to waive and/or reimburse fees and/or expenses in order to limit expenses to certain levels. BlackRock Advisors may discontinue or reduce this voluntary waiver and/or reimbursement of fees and/or expenses at any time without notice. The table reflects both waivers.
**	BlackRock Advisors will receive a fee from the Master Portfolio after the Reorganization at the annual rate of 0.06% of the Master Portfolio’s average daily net assets, a portion of which will be paid indirectly by the Pro Forma Bond Fund Combined Fund, and will receive a fee from the Pro Forma Bond Fund Combined Fund at the annual rate of 0.37% of the Pro Forma Bond Fund Combined Fund’s average daily net assets for an overall advisory fee rate to be paid by the Pro Forma Bond Fund Combined Fund of 0.43%. However, BlackRock Advisors has contractually agreed to waive the Pro Forma Bond Fund Combined Fund’s advisory fee in the amount of the Pro Forma Bond Fund Combined Fund’s share of the advisory fee paid by the Master Portfolio for as long as the Pro Forma Bond Fund Combined Fund invests in the Master Portfolio. After giving effect to this waiver, BlackRock Advisors would receive a fee from the Pro Forma Bond Fund Combined Fund (including the fee paid indirectly through the Master Portfolio) at the annual rate of 0.37% of the Pro Forma Bond Fund Combined Fund’s average daily net assets. In addition, BlackRock Advisors has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit expenses (excluding interest expense, acquired fund fees and expenses and certain other fund expenses) as a percentage of average daily net assets allocated to each class of the Pro Forma Bond Fund Combined Fund as follows: 0.90% (for Investor A shares), 1.65% (for Investor B2 and C shares), 0.55% (for Institutional shares), 0.85% (for Service shares), 1.10% (for Class R shares) and 0.40% (for BlackRock shares), until February 1, 2008. In addition to the contractual waivers described above, BlackRock Advisors has voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses (excluding interest expense, acquired fund fees and expenses and certain other fund expenses) as a percentage of average daily net assets allocated to each class of the Pro Forma Bond Fund Combined Fund as follows: 1.53% (for Investor B2 shares), 1.45% (for Investor C shares), 0.76% (for Service shares) and 1.08% (for Class R shares). BlackRock Advisors may discontinue or reduce this voluntary waiver and/or reimbursement of fees and/or expenses at any time without notice; however, BlackRock Advisors has agreed not to reduce or discontinue this voluntary waiver or reimbursement until September 30, 2008, unless approved by the Directors of the Pro Forma Bond Fund Combined Fund, including a majority of the non-interested Directors.
†	Includes the expenses of both Bond Fund or Pro Forma Bond Fund Combined Fund, as applicable, and Bond Fund’s or Pro Forma Bond Fund Combined Fund’s share of the expenses of the Master Portfolio, which includes the Master Portfolio’s acquired fund fees and expenses of 0.01%.

Federal Tax Consequences

        The Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, neither Bond Fund, Total Return, nor their respective shareholders will recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization, and neither Bond Fund nor the Master Portfolio will recognize gain or loss on the transfer by Bond Fund to the Master Portfolio of assets in exchange for shares in the Master Portfolio. As a condition to the closing of the Reorganization, each of Bond Fund and Total Return will receive an opinion from Sidley Austin LLP to that effect. No tax ruling from the Internal Revenue Service (“IRS”) regarding the Reorganization has been or will be requested. The opinion of counsel is not binding on the IRS or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

        Distributions to shareholders prior to the Reorganization of investment company taxable income and net realized captial gain, if any, will be taxable to shareholders. If any of the portfolio assets of Total Return are sold by Total Return in connection with the Reorganization, the tax impact

10

of such sales will depend on the difference between the price at which such portfolio assets are sold and Total Return’s basis in such assets. Any gains will be distributed to Total Return’s shareholders as either capital gain dividends (to the extent of long-term capital gains) or ordinary dividends (to the extent of short-term capital gains) during or with respect to the year of sale. Such distributions will represent ordinary income or, to the extent Total Return’s net long-term capital gains exceed its capital loss carryforwards, capital gain dividends to the shareholders. Even if reinvested in additional shares of Total Return, which would be exchanged for shares of Bond Fund in the Reorganization, such distributions will be taxable at the rates applicable to ordinary income and capital gain dividends, respectively.

        At any time prior to the consummation of the Reorganization, a shareholder may redeem shares, likely resulting in recognition of gain or loss to such shareholder for U.S. federal and state income tax purposes. For more information about the U.S. federal income tax consequences of the Reorganization, see “Material U.S. Federal Income Tax Consequences of the Reorganization.”

Purchase, Exchange, Redemption and Valuation of Shares

        Procedures for the purchase, exchange, redemption and valuation of shares of Bond Fund and Total Return are similar.

        Purchasing Shares. The class structure and purchase and distribution procedures for shares are substantially similar for both Total Return and Bond Fund. See “Comparison of Total Return and Bond Fund — Purchase, Exchange, Redemption and Valuation of Shares — Purchasing Shares.” After the Reorganization, the Combined Fund will offer twelve classes of shares, including Investor B2, Investor C, Service, BlackRock and Class R shares to be issued in the Reorganization and Investor A, Investor A1, Investor B, Investor B1, Investor C1, Investor C2 and Institutional shares. A shareholder holding shares of Total Return or Bond Fund wishing to purchase additional shares of the Combined Fund after the Reorganization may find that the fees and expenses on the share classes, though similarly named, are not the same as such fees and expenses on the shares he or she held prior to the Reorganization. See “Fees and Expenses” above. In the Reorganization, holders of Investor A and Institutional shares of Total Return will receive Service and BlackRock shares, respectively, of the Combined Fund. These Service and BlackRock shares will not count for purposes of qualifying for the reduced sales charges or breakpoints available under the Right of Accumulation or Letter of Intent, as set forth in each Fund’s prospectus. Shareholders who receive Service or BlackRock shares of the Combined Fund in the Reorganization may purchase additional shares of the same class of the Combined Fund in the same account; however, such shareholders may not purchase Service or BlackRock shares of the Combined Fund in a new account or purchase Service or BlackRock shares of any other BlackRock fund unless they otherwise qualify to purchase such shares. In addition, shareholders who receive Service, BlackRock or Class R shares of the Combined Fund in the Reorganization will not have an exchange privilege with respect to such shares.

        Exchanging Shares. Shareholders of Bond Fund and Total Return holding Investor A, Investor B, Investor C and Institutional shares and shareholders of Total Return holding R shares have an exchange privilege with certain other funds advised by BlackRock Advisors. Holders of Service or BlackRock shares of Total Return and holders of Class R shares of Bond Fund do not have an exchange privilege. Shareholders of the Combined Fund (other than holders of Class R, BlackRock and Service shares) will have an exchange privilege into the same or similarly designated shares of other funds in the complex of funds advised by BlackRock Advisors or its affiliates. Investor B2 shares of the Combined Fund will have an exchange privilege with Investor B shares of other funds advised by BlackRock or its affiliates. In making such exchanges shareholders may receive shares that are subject to different fees and expenses than were their original shares. See “Comparison of Total Return and Bond Fund — Purchase, Exchange, Redemption and Valuation of Shares — Exchanging Shares.”

        Redeeming Shares. The redemption procedures for shares of Bond Fund are substantially similar to the redemption procedures for shares of Total Return. See “Comparison of Total Return and Bond Fund — Purchase, Exchange, Redemption and Valuation of Shares — Redeeming Shares.”

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        Valuation of Shares. Each Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the New York Stock Exchange (the “NYSE”) is open as of the close of business on the NYSE based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. Eastern time. The net asset value used in determining share price is the next one calculated after the purchase or redemption order is placed. See “Comparison of Total Return and Bond Fund — Purchase, Exchange, Redemption and Valuation of Shares — Valuation of Shares.”

COMPARISON OF TOTAL RETURN
AND BOND FUND

Principal Investment Risks

        Because of their similar investment objectives and principal investment strategies, Total Return and Bond Fund are subject to similar investment risks. The risks of investing in the Funds are not materially different. The following discussion describes the principal risks that may affect the Combined Fund. You will find additional descriptions of specific risks in the Total Return Prospectus and the Corporation Prospectus (a copy of which accompanies this Combined Prospectus/Proxy Statement).

        There is no guarantee that shares of either Fund will not lose value. This means shareholders of either Fund and shareholders of the Combined Fund could lose money.

        The primary risks of investing in the Funds include market risk, selection risk, interest rate risk, credit risk. Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that a market will go down sharply and unpredictably. Selection risk is the risk that the securities that a Fund’s investment adviser selects will underperform the markets, the relevant indices or securities selected by other funds with similar investment objectives and investment strategies. Interest rate risk is the risk that prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due.

        In addition, both Funds invest in mortgage-backed securities and other asset-backed securities and such securities are subject to certain additional risks, including prepayment risk and extension risk. Both Funds also invest in derivative instruments, which may be volatile and involve significant risks, including credit risk, counterparty risk, leverage risk and liquidity risk.

        Total Return may also invest up to 20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers. Bond Fund may invest up to 25% of its net assets in fixed-income securities of issuers outside the United States and up to 20% of its net assets in fixed-income securities that are rated below investment grade by at least one of the recognized rating agencies or in unrated securities of equivalent credit quality. Investing in foreign securities may involve additional risks beyond those of U.S. securities, such as changes in foreign currency, exchange rate, liquidity risk and political, social and economic instability. Non-investment grade securities carry greater risks than securities which have higher credit ratings, including a high risk of default.

        Also, Total Return maintains an average portfolio duration that is within ±20% of the duration of the Lehman Brothers U.S. Aggregate Index (the benchmark). Bond Fund may invest in fixed-income securities of any duration or maturity. Securities with longer durations or maturities may be subject to greater risks.

Investment Objectives and Principal Investment Strategies

        Total Return. Total Return’s investment objective is to realize a total return that exceeds that of the Lehman Brothers U.S. Aggregate Index (the benchmark). Total Return’s investment objective may be changed by the BlackRock Funds II Board without shareholder approval upon 30 days’ notice to shareholders.

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        Total Return, under normal circumstances, invests at least 80% of its net assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the benchmark. The management team evaluates sectors of the bond market and individual securities within these sectors. Securities are purchased for Total Return when the management team believes that they have the potential for above-average total return. Total Return measures its performance against the benchmark. Total Return invests primarily in dollar-denominated investment grade bonds, but may invest up to 20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers.

        Total Return’s management team may, when consistent with Total Return’s investment goal, buy or sell options or futures, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps.

        Total Return may engage in active and frequent trading of portfolio securities to achieve its investment strategies.

Bond Fund. The current primary investment objective of Bond Fund is to provide shareholders with as high a level of current income as is consistent with Bond Fund’s investment policies. Bond Fund’s investment objective is a fundamental policy that may not be changed without approval of shareholders representing a majority of Bond Fund’s outstanding voting securities, as defined in the 1940 Act. The shareholders of Bond Fund and the shareholders of the Master Portfolio are each being asked to approve an amendment to Bond Fund’s and the Master Portfolio’s investment objective to make such investment objective identical to the investment objective of Total Return, i.e. to realize a total return that exceeds that of the Lehman Brothers U.S. Aggregate Index. If such shareholder approval is not obtained, the Reorganization will not be consummated as currently structured. If such shareholder approval is obtained, it is proposed that Bond Fund will be renamed “BlackRock Total Return Fund” and the Master Portfolio will be renamed “Master Total Return Portfolio.”

        Bond Fund invests primarily in investment grade fixed-income securities. Under normal circumstances, Bond Fund invests at least 80% of its assets in bonds and invests primarily in investment grade fixed-income securities. Bond Fund may invest in fixed-income securities of any duration or maturity.

        Bond Fund uses as its benchmark the Lehman Brothers U.S. Aggregate Index and the Merrill Lynch (ML) Corporate Master Index. The fixed-income securities in which Bond Fund invests include:

•	U.S. Government debt securities
•	Corporate debt securities issued by U.S. and foreign companies
•	Asset-backed securities
•	Mortgage-backed securities
•	Preferred securities issued by U.S. and foreign companies
•	Corporate debt securities and preferred securities convertible into common stock
•	Foreign sovereign debt instruments
•	Money market securities

        Bond Fund may invest up to 20% of its net assets in fixed-income securities that are rated below investment grade by at least one of the recognized rating agencies, including Moody’s Investors Service, Inc. and Standard & Poor’s or Fitch Ratings or in unrated securities of equivalent credit quality.

        Bond Fund is organized in a “master/feeder” structure and is a feeder fund that invests all of its assets in the Master Portfolio of the Master LLC which has the same investment objective and strategies as Bond Fund. All investments will be made at the level of the Master Portfolio and investment advisory arrangements are made at the Master LLC level. Therefore, Bond Fund’s investment results will correspond directly to the investment results of the Master Portfolio. In the Reorganization, the assets acquired by Bond Fund from Total Return will be contributed to the Master Portfolio in exchange for interests in the Master Portfolio.

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Combined Fund. The investment objective of the Combined Fund will be to realize a total return that exceeds that of the Lehman Brothers U.S. Aggregate Index. Because the investment objective of the Combined Fund is expected to be identical to that of Total Return, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses associated with the sale of securities held by Total Return. Bond Fund and Total Return are currently managed by the same management team, which will also manage the Combined Fund. The investment strategies of the two Funds are similar and where certain differences exist it is currently the intention of the management team to manage the Combined Fund as it has been managing Total Return. Like Bond Fund, the Combined Fund will be a feeder fund that invests all of its assets in the Master Portfolio.

Performance Information

        The following tables provide performance information for the currently existing shares of each class of Bond Fund and Total Return, including and excluding maximum applicable sales charges, for the periods indicated. Past performance is not predictive of future performance. Since Bond Fund’s Investor B2, Service and BlackRock shares to be issued in the Reorganization are newly created, no Bond Fund performance information is provided for those shares. For more information concerning the performance of Bond Fund, please refer to the Corporation Prospectus, the Bond Fund Annual Report and the Bond Fund Semi-Annual Report, all of which accompany the Combined Prospectus/Proxy Statement and the Corporation SAI which is available upon request. For more information concerning the performance of Total Return, please refer to the Total Return Prospectus, the Total Return SAI, the Total Return Annual Report and the Total Return Semi-Annual Report, all of which are available upon request. See the cover page of this Combined Prospectus/Proxy Statement for information about how to obtain copies of various documents. If BlackRock and its affiliates had not waived or reimbursed certain expenses of Total Return during these periods, its returns would have been lower.

Bond Fund
Average Annual Total Return

	Investor A Shares		Investor A1 Shares#		Investor B Shares
Period	With Sales Charge*(%)	Without Sales Charge(%)	With Sales Charge*(%)	Without Sales Charge(%)	With Sales Charge*(%)	Without Sales Charge(%)
One Year Ended March 31, 2007	1.59%	5.83%	4.92%	5.98%	1.28%	5.28%
Five Years Ended March 31, 2007	4.08%	4.93%	4.88%	5.09%	4.05%	4.39%
Ten Years Ended March 31, 2007	4.97%	5.40%	5.44%	5.55%	4.85%	4.85%
	Investor B1 Shares#		Investor C Shares#		Investor C1 Shares
Period	With Sales Charge*(%)	Without Sales Charge(%)	With Sales Charge*(%)	Without Sales Charge(%)	With Sales Charge*(%)	Without Sales Charge(%)
One Year Ended March 31, 2007	4.56%	5.56%	3.94%	4.94%	4.14%	5.14%
Five Years Ended March 31, 2007	4.67%	4.67%	4.13%	4.13%	4.34%	4.34%
Ten Years Ended March 31, 2007	5.13%	5.13%	4.60%	4.60%	4.80%	4.80%

	Investor C2 Shares#		Institutional Shares†	Class R Shares††
Period	With Sales Charge*(%)	Without Sales Charge(%)	Without Sales Charge(%)	Without Sales Charge(%)
One Year Ended March 31, 2007	4.47%	5.47%	6.09%	5.56%
Five Years Ended March 31, 2007	4.65%	4.65%	5.19%	4.78%
Ten Years Ended March 31, 2007	5.12%	5.12%	5.66%	5.19%

(footnotes begin on the next page]

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*	Assumes the maximum initial sales charge on Investor A shares is 4.0%, the maximum initial sales charge on Investor A1 shares is 1.0%, the maximum CDSC on Investor B shares is 4.0% and is reduced to 0% after six years, the maximum CDSC on Investor B1 shares is 1.0% and is reduced to 0% after three years and the maximum CDSC on Investor C, Investor C1 and Investor C2 shares is 1.0% and is reduced to 0% after one year.
#	The returns for Investor A1, Investor B1, Investor C and Investor C2 shares prior to October 2, 2006, the commencement of operations of Investor A1, Investor B1, Investor C and Investor C2 shares, are based upon the performance of the Fund’s Institutional shares, as adjusted to reflect the distribution and service (12b-1) fees applicable to the Investor A1, Investor B1, Investor C and Investor C2 shares, respectively.
†	The returns for Institutional shares do not reflect the Institutional front-end sales charge in effect prior to December 28, 2005. If the sales charge were included, the returns for Institutional shares would be lower.
††	The returns for Class R shares prior to January 3, 2003, the commencement of operations of Class R shares, are based upon performance of the Fund’s Institutional shares, as adjusted to reflect the distribution and service (12b-1) fees applicable to Class R shares.

Total Return Portfolio
Average Annual Total Return

	Investor A Shares		Investor B Shares		Investor C Shares
Period	With Sales Charge*(%)	Without Sales Charge(%)	With Sales Charge*(%)	Without Sales Charge(%)	With Sales Charge*(%)	Without Sales Charge(%)
One Year Ended March 31, 2007	1.29%	5.54%	0.33%	4.83%	3.67%	4.67%
Five Years Ended March 31, 2007	4.01%	4.86%	3.75%	4.09%	4.04%	4.04%
Inception (December 7, 2001)
to March 31, 2007	3.86%	4.67%	3.79%	3.94%	3.90%	3.90%
	BlackRock Shares	Institutional Shares	R Shares†	Service Shares
Period	Without Sales Charge (%)	Without Sales Charge (%)	Without Sales Charge(%)	Without Sales Charge(%)
One Year Ended March 31, 2007	5.92%	5.91%	5.22%	5.41%
Five Years Ended March 31, 2007	5.31%	5.09%	4.42%	4.99%
Inception (December 7, 2001)
to March 31, 2007	5.15%	4.91%	4.24%	4.84%

*	Assumes the maximum initial sales charge on Investor A shares is 4.0%, the maximum CDSC on Investor B shares is 4.5% and is reduced to 0% after six years and the maximum CDSC on Investor C shares is 1.0% and is reduced to 0% after one year.
†	The returns for R shares prior to October 2, 2006, the commencement of operations of R shares, are based upon performance of the Fund’s Institutional shares, as adjusted to reflect the distribution and service (12b-1) fees applicable to R shares.

        Because the Combined Fund will have Total Return’s investment objective and will be managed by a team that includes members that have managed Total Return during its entire operational history and in the same manner as Total Return is currently managed, the Funds and BlackRock Advisors believe that it is appropriate for Total Return to be the accounting survivor of the Reorganization. As such, the Combined Fund will assume the performance history of Total Return at the closing of the Reorganization, which BlackRock Advisors believes is more relevant to investment decisions of current and future shareholders.

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Management of the Funds

        Total Return. BlackRock Advisors, located at 100 Bellevue Parkway, Wilmington, Delaware 19809, serves as the investment adviser to Total Return. BlackRock Advisors is a wholly-owned subsidiary of BlackRock. BlackRock Financial Management, Inc. (“BFM”), located at 40 East 52nd Street, New York, New York 10022, serves as sub-adviser to Total Return.

        Total Return’s management team is led by Keith Anderson, Managing Director of BFM since 1988 and Vice Chairman since 2006, Scott Amero, Managing Director of BFM since 1990, Matthew Marra, Managing Director of BlackRock since 2006, and Andrew J. Phillips, Managing Director of BFM since 1999.

        Mr. Anderson is responsible for global fixed income strategy, asset allocation and the overall management of client portfolios. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in the government, agency, corporate and mortgage sectors and sub-sectors, worldwide. He is the Global Chief Investment Officer for Fixed Income, a member of BlackRock’s Management and Executive Committees and Chairman of the Investment Strategy Group.

        Mr. Amero is co-head of BlackRock’s fixed income portfolio management team, a member of the Management Committee and co-chair of the Fixed Income Investment Strategy Group. Mr. Amero is a senior strategist and portfolio manager with responsibility for overseeing all fixed income sector strategy and the overall management of client portfolios. He is also the head of global fixed income research.

        With BlackRock since 1995, Mr. Marra is a member of the Investment Strategy Group and his primary responsibility is the consistent implementation of investment strategies across all total return accounts with an emphasis on interest rate products. Mr. Marra has been a member of BlackRock’s fixed income team since 1997.

        Mr. Phillips is a member of the Investment Strategy Group and his primary responsibility is the consistent implementation of investment strategies across all total return accounts, with a sector emphasis on mortgage securities. Mr. Phillips has been a member of BlackRock’s fixed income team since 1991.

        Mr. Anderson and Mr. Amero have been portfolio co-managers of Total Return since inception and Mr. Marra and Mr. Phillips have been members of Total Return’s portfolio management team since 2006.

        The Total Return SAI provides additional information about the compensation of Total Return’s portfolio managers, other accounts managed by such managers, and such managers’ ownership of securities in Total Return.

        Bond Fund. BlackRock Advisors also serves as the investment adviser to the Master Portfolio and Bond Fund. BFM also serves as the sub-adviser to the Master Portfolio and Bond Fund.

        Bond Fund is managed by the same team of investment professionals as that of Total Return, comprised of Keith Anderson, Scott Amero, Matthew Marra and Andrew Phillips. This team has managed the Fund’s portfolio since 2006. Bond Fund is managed using a team approach. The business experience of Messrs. Anderson, Amero, Marra and Phillips is described above.

        The Corporation SAI provides additional information about the compensation of the Bond Fund’s portfolio managers, other accounts they manage, and their ownership of securities in Bond Fund.

        Combined Fund. As discussed below under “Investment Advisory Agreements — Bond Fund,” following the Reorganization, BlackRock Advisors will serve as investment adviser to Bond Fund and BFM will serve as sub-adviser to Bond Fund. The Combined Fund’s management team will be led by Keith Anderson, Scott Amero, Matthew Marra and Andrew Phillips, the same team that currently manages both Funds.

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Investment Advisory Agreements

        Total Return. BlackRock Advisors provides investment advisory services to Total Return pursuant to an investment advisory agreement. The investment advisory agreement between Total Return and BlackRock Advisors is referred to herein as the “Total Return Advisory Agreement.”

        BlackRock Advisors is entitled to fees computed daily and payable monthly. The maximum annual advisory fees that can be paid to BlackRock Advisors (as a percentage of average daily net assets of Total Return) are as follows:

Total Annual Advisory Fee (Before Waivers)

Average Daily Net Assets	Investment Advisory Fee
Up to $1 billion	0.500%
$1 billion-$2 billion	0.450%
$2 billion-$3 billion	0.425%
Greater than $3 billion	0.400%

Applying this fee schedule, Total Return’s effective advisory fee rate was 0.50% of Total Return’s average daily net assets for the twelve month period ended March 31, 2007.

        BlackRock Advisors has contractually agreed until February 1, 2008 to waive or reimburse fees or expenses in order to limit expenses (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles, (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of business, if any) as a percentage of average daily net assets allocated to each class of Total Return as follows: 0.90% (for Investor A shares), 1.65% (for Investor B and C shares), 0.55% (for Institutional shares), 0.85% (for Service shares), 1.10% (for R shares) and 0.40% (for BlackRock shares). See “Summary — Fees and Expenses” above.

        To maintain this limit, BlackRock Advisors and Total Return have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses through February 1, 2008 and requires BlackRock Advisors to waive or reimburse fees or expenses if these operating expenses exceed that limit.

        If within two years following a waiver or reimbursement the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock Advisors are less than the expense limit for that share class, the share class is required to repay BlackRock Advisors up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund has more than $50 million in assets, (2) BlackRock Advisors or an affiliate serves as Total Return’s investment adviser or administrator and (3) the BlackRock Funds II Board has approved in advance the payments to BlackRock Advisors at the previous quarterly meeting of the BlackRock Funds II Board. This repayment obligation will terminate as of the consummation of the Reorganization.

        A discussion regarding the basis for the BlackRock Funds II Board’s approval of the Total Return Advisory Agreement is available in Total Return’s most recent annual report to shareholders for the period ended September 30, 2006, and is available to shareholders by calling 1-800-441-7762.

        Bond Fund. Bond Fund invests all of its assets in the Master Portfolio of the Master LLC. Accordingly, Bond Fund does not invest directly in portfolio securities and does not require investment advisory services. All portfolio management occurs at the Master LLC level. Effective September 29, 2006, the Master LLC on behalf of the Master Portfolio, has entered into an investment advisory agreement with BlackRock Advisors, as investment adviser (the “Master Portfolio Advisory Agreement”) and the Corporation, on behalf of Bond Fund, has entered into an investment advisory agreement with BlackRock Advisors, as investment adviser (the “Bond Fund Advisory Agreement,” and together with the Master Portfolio Advisory Agreement, the “Advisory Agreements”). Currently, BlackRock Advisors has overall responsibility for managing the

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investments of the Master Portfolio, subject to the oversight of the Master LLC Board. Under the Advisory Agreements, BlackRock Advisors provides the Master LLC and Bond Fund with investment advisory and management services. BlackRock Advisors is responsible for the actual management of the Master Portfolio’s portfolio and reviews the Master Portfolio’s holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with BlackRock Advisors. Prior to September 29, 2006, Fund Asset Management, L.P. (“FAM”), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., acted as the Master Portfolio’s and Bond Fund’s investment adviser and was compensated according to the fee rate schedule shown below.

        Pursuant to the Advisory Agreements, each of the Master LLC, on behalf of the Master Portfolio, and the Corporation, on behalf of Bond Fund, pays BlackRock Advisors fees at annual rates that decrease as the total net assets of the two advised portfolios of the Corporation (Bond Fund and BlackRock High Income Fund) plus the total net assets of the Master Portfolio increase above certain levels. The fee rates are applied to the average daily net assets of each applicable fund or portfolio, with the reduced rates applicable to portions of the assets of each fund or portfolio to the extent that the aggregate average daily net assets of the advised funds or portfolios combined exceeds $250 million, $500 million and $750 million (each such amount being a “breakpoint level”). The portion of the assets of a fund or portfolio to which the rate at each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of the advised funds or portfolios combined that falls within that breakpoint level by the aggregate average daily net assets of the advised funds or portfolios combined. The amount of the fee for Bond Fund at each breakpoint level is determined by multiplying the average daily net assets of Bond Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the advisory fee rate.

	Advisory Fee Rate
Aggregate average daily net assets of the two combined portfolios	Bond Fund	Master Portfolio
Up to $250 million	.50%	.20%
Over $250 million up to $500 million	.45%	.15%
Over $500 million up to $750 million	.40%	.10%
Over $750 million	.35%	.05%

        For the twelve month period ended March 31, 2007, BlackRock Advisors and FAM received a fee at the annual rate of 0.37% of the average daily net assets of Bond Fund, after giving effect to the fee waiver described below.

        For the twelve month period ended March 31, 2007, BlackRock Advisors and FAM received a fee at the annual rate of 0.07% of the average daily net assets of the Master Portfolio.

        BlackRock Advisors has contractually agreed to waive Bond Fund’s investment advisory fee in the amount of Bond Fund’s share of the investment advisory fee paid by the Master Portfolio.

        BlackRock Advisors has a sub-advisory agreement with BFM, an affiliate, with respect to the Master LLC under which BlackRock Advisors pays for services it receives a monthly fee at an annual rate equal to a percentage of the advisory fee BlackRock Advisors receives from the Master LLC. BlackRock Advisors also has a sub-advisory agreement with BFM with respect to the Corporation under which BlackRock Advisors pays for services it receives a monthly fee at an annual rate equal to a percentage of the advisory fee BlackRock Advisors receives from the Corporation. The sub-adviser is responsible for the day-to-day management of the Master LLC’s and the Corporation’s portfolio.

        A discussion regarding (a) the basis for the Bond Fund Board’s approval of the Bond Fund Advisory Agreement and (b) the basis for the Master LLC Board’s approval of the Master Portfolio Advisory Agreement is available in the Bond Fund Annual Report which accompanies this Combined Prospectus/Proxy Statement.

        Combined Fund. If the shareholders of Total Return approve the Reorganization, the Combined Fund and the Master Portfolio will continue to be managed by BlackRock Advisors and sub-advised by BFM. Following the Reorganization, the Bond Fund/Master Portfolio fee structure will apply.

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Administration Agreements

        Total Return. BlackRock Advisors and PFPC Inc. (“PFPC”) serve as Total Return’s co-administrators pursuant to an administration agreement (the “Total Return Administration Agreement”). PFPC maintains office facilities for Total Return and furnishes Total Return with statistical and research data, clerical, accounting, bookkeeping and other administrative services. Under the Total Return Administration Agreement, BlackRock Advisors is responsible for: (i) the supervision and coordination of the performance of Total Return’s service providers; (ii) the negotiation of service contracts and arrangements between Total Return and its service providers; (iii) acting as liaison between the trustees of BlackRock Funds II and Total Return’s service providers in connection with Total Return’s operations and (iv) providing ongoing business managerial and support services.

        Under the Total Return Administration Agreement, Total Return pays BlackRock Advisors and PFPC a fee, computed daily and payable monthly, at an aggregate annual rate of (i) 0.075% of the first $500 million of Total Return’s average daily net assets, 0.065% of the next $500 million of Total Return’s average daily net assets and 0.055% of Total Return’s average daily net assets in excess of $1 billion; and (ii) 0.025% of the first $500 million of the average daily net assets allocated to each class of shares of Total Return, 0.015% of the next $500 million of the average daily net assets allocated to each class of shares of Total Return and 0.005% of the average daily net assets allocated to each class of shares of Total Return in excess of $1 billion. Applying this fee schedule, Total

Return’s effective administrative fee rate was approximately 0.10% of Total Return’s average daily net assets for the twelve month period ended March 31, 2007. BlackRock Advisors and PFPC may from time to time voluntarily waive administration fees with respect to Total Return and may voluntarily reimburse Total Return for expenses.

        Bond Fund. BlackRock Advisors provides administrative services to the Corporation and Bond Fund pursuant to the Bond Fund Advisory Agreement. Under the Bond Fund Advisory Agreement, BlackRock Advisors provides certain administrative services to the Corporation and Bond Fund and provides (or causes its affiliates to provide) the Corporation’s office space, facilities and necessary personnel as well as the fees of those Directors and officers of the Corporation who are affiliated persons of BlackRock Advisors or any of its affiliates. There is no separate fee for the administrative services provided under the Bond Fund Advisory Agreement.

        Combined Fund. Following the Reorganization, BlackRock Advisors will provide the Combined Fund with administrative services pursuant to the Bond Fund Advisory Agreement with no additional fee.

Other Service Providers

        Total Return. PFPC, located at 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the co-administrator, transfer agent and dividend disbursing agent for Total Return. PFPC Trust Company, located at 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153, serves as Total Return’s custodian. PFPC and PFPC Trust Company are each affiliates of The PNC Financial Services Group, Inc. Deloitte & Touche LLP, located at 1700 Market Street, 26th Floor, Philadelphia, Pennsylvania, 19103, is the independent registered public accounting firm for Total Return. BlackRock Distributors, Inc. (“BDI”), located at 760 Moore Road, King of Prussia, Pennsylvania 19406, an affiliate of BlackRock Advisors, serves as the distributor and principal underwriter for Total Return.

        Bond Fund. State Street Bank and Trust Company, located at 1776 Heritage Drive, John Adams Building North, Quincy, Massachusetts, 02171, serves as the custodian for Bond Fund. PFPC, located at 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the transfer agent of Bond Fund. Deloitte & Touche LLP, located at 750 College Road East, Princeton, New Jersey, 08540, is the independent registered public accounting firm for Bond Fund. FAM Distributors, Inc. (“FAMD”), located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536 and BDI, located at 760 Moore Road, King of Prussia, Pennsylvania 19406, serve as the distributors and principal underwriters for Bond Fund and as placement agents for the Master LLC.

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        Combined Fund. Immediately following the Reorganization, Bond Fund’s service providers are expected to service the Combined Fund. Any changes in service providers thereafter are not expected to affect the nature or quality of services provided to the Combined Fund or its shareholders.

Distribution and Service Fees

        The Funds have adopted plans (the “Plans”) that allow a Fund to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to their shareholders.

        Under the Plans, Investor B, Investor C and Class R shares pay a fee (distribution fees) to BDI and FAMD (collectively, the “Distributor”), and/or affiliates of PNC Bank or Merrill Lynch & Co., Inc. (“Merrill Lynch”) (including BlackRock) for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay the Distributor and affiliates of PNC Bank or Merrill Lynch (including BlackRock) for sales support services provided in connection with the sale of Investor Class and Class R shares. The distribution fees may also be used to pay brokers, dealers, financial institutions and industry professionals (including BlackRock, PNC Bank, Merrill Lynch and their affiliates) (“Service Organizations”) for sales support services and related expenses. All Investor Class and Class R shares pay a maximum distribution fee per year that is a percentage of the average daily net asset value of the Fund attributable to Investor Class and Class R shares. Institutional, Investor A, Service and BlackRock shares do not pay a distribution fee.

        Under the Plans, the Funds also pay shareholder servicing fees to Service Organizations whereby the Service Organizations provide support services to their customers who own Investor Class, Class R and Service shares in return for these fees. The Fund may pay a shareholder servicing fee per year that is a percentage of the average daily net asset value of Investor Class, Class R and Service shares of the Fund. All Investor Class, Class R and Service shares pay this shareholder servicing fee. Institutional and BlackRock shares do not pay a shareholder servicing fee.

        In return for the shareholder servicing fee, Service Organizations (including BlackRock) may provide one or more of the following services to their customers who own Investor class, Class R and Service shares:

(1)	Responding to customer questions on the services performed by the Service Organization and investments in Investor class, Class R and Service shares;
(2)	Assisting customers in choosing and changing dividend options, account designations and addresses; and
(3)	Providing other similar shareholder liaison services.

        The shareholder servicing fees payable pursuant to the Plans are fees payable for the administration and servicing of shareholder accounts and not costs which are primarily intended to result in the sale of the Fund’s shares.

        Combined Fund. Following the Reorganization, the Combined Fund will use the Bond Fund Plans, as described above, for its currently existing share classes and will adopt a similar form of Plan for its newly-created Investor B2 and Service shares as described above.

        For more information on the Bond Fund Plans or the Total Return Plan, including a complete list of services provided thereunder, see the Corporation Prospectus (a copy of which accompanies this Combined Prospectus/Proxy Statement) and the Total Return Prospectus, respectively.

Purchase, Exchange, Redemption and Valuation of Shares

        Procedures for the purchase, exchange, redemption and valuation of shares of Bond Fund and Total Return are substantially similar. Shareholders should refer to the Corporation Prospectus (a copy of which accompanies this Combined Prospectus/Proxy Statement) and the Total Return Prospectus

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for the specific procedures applicable to purchases, exchanges and redemptions of shares. In addition to the policies described below, certain fees may be assessed in connection with the purchase, exchange and redemption of shares. See “Summary — Fees and Expenses” above. The following discussion describes the policies and procedures related to the purchase, exchange, redemption and valuation of shares of Bond Fund, which policies and procedures will be used by the Combined Fund.

        Purchasing Shares. The class structure and purchase and distribution procedures for shares are substantially similar for both Total Return and Bond Fund. Bond Fund currently offers nine classes of shares of common stock (Investor A, A1, B, B1, C, C1 and C2 shares and Institutional and Class R shares), and in connection with the Reorganization will issue additional new classes of shares to be designated Investor B2, BlackRock and Service shares. Total Return currently offers seven classes of shares of beneficial interest. If the Reorganization is approved and completed, holders of Total Return shares will receive Bond Fund shares as follows:

If you hold Total Return Shares Investor A Investor B Investor C Institutional BlackRock R Service	You will receive Bond Fund Shares Service (newly created) Investor B2 (newly created) Investor C BlackRock (newly created) BlackRock (newly created) Class R Service (newly created)

        In the Reorganization, holders of Investor A and Institutional shares of Total Return will receive Service and BlackRock shares, respectively, of the Combined Fund. These Service and BlackRock shares will not count for purposes of qualifying for the reduced sales charges or breakpoints available under the Right of Accumulation or Letter of Intent, as set forth in each Fund’s prospectus. Shareholders who receive Service or BlackRock shares of the Combined Fund in the Reorganization may purchase additional shares of the same class of the Combined Fund in the same account; however, such shareholders may not purchase Service or BlackRock shares of the Combined Fund in a new account or purchase Service or BlackRock shares of any other BlackRock fund unless they otherwise qualify to purchase such shares. In addition, shareholders who receive Service, BlackRock or Class R shares of the Combined Fund in the Reorganization will not have an exchange privilege with respect to such shares. Following the Reorganization, Investor B2 shares will be available only for exchanges and for purchase by certain qualified employee benefit plans.

        For a complete discussion of the currently outstanding classes of shares and the purchase and distribution procedures related thereto for Bond Fund, see “Your Account — Pricing of Shares,” “— How to Buy, Sell, Transfer and Exchange Shares” and “— Participation in Fee-Based Programs” in the Corporation Prospectus and, for Total Return, see “About Your Investment — How to Buy/Sell Shares” in the Total Return Prospectus.

        Exchanging Shares. The exchange privileges for shares are substantially similar for both Total Return and Bond Fund. Bond Fund shareholders can exchange Investor A, Investor B, Investor C and Institutional shares of Bond Fund for the same class of shares of certain other funds advised by BlackRock Advisors or its affiliates (“BlackRock-advised funds”). Total Return shareholders can exchange Investor A, Investor B, Investor C, R and Institutional shares of Total Return for the same class of shares of certain other BlackRock-advised funds. Shareholders may make an exchange by sending a written request to Total Return or telephoning Total Return once an account is set up unless a shareholder previously indicated that he or she did not want this option. Holders of Service or BlackRock shares of Total Return and holders of Class R shares of Bond Fund do not have an exchange privilege. Some of the BlackRock-advised funds impose a different initial or deferred sales charge schedule. If a shareholder exchanges Investor B, Investor B1, Investor B2, Investor C, Investor C1, or Investor C2 shares for shares of a fund with a different deferred sales charge schedule, the schedule that applies to the original shares will apply to the shares received in the exchange. The time the shareholder holds Investor B, Investor B1, Investor B2, Investor C, Investor C1 or Investor C2 shares in both funds will count when determining his or her holding period for calculating a deferred sales charge at redemption.

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        Following the Reorganization, Total Return shareholders who receive Investor B2 or Investor C shares of Bond Fund will have the right to exchange such shares for Investor B and Investor C shares, respectively, of another BlackRock-advised fund, using the same procedures currently applicable to Bond Fund, as described above. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of Total Return will be “tacked” to the holding period of the newly acquired shares of the other fund. Holders of Class R, Service or BlackRock shares of the Combined Fund will not have an exchange privilege.

        Redeeming Shares. The redemption procedures for shares of Bond Fund are substantially similar to the redemption procedures for shares of Total Return. See “Your Account — Pricing of Shares,” “— How to Buy, Sell, Transfer and Exchange Shares” and “— Participation in Fee-Based Programs” in the Corporation Prospectus and “About Your Investment — How to Buy/Sell Shares” in the Total Return Prospectus.

        Valuation of Shares. Bond Fund and Total Return have similar procedures for valuing securities. Each Fund computes its net asset value (“NAV”) by using prices as of the close of trading on the NYSE and valuing portfolio securities (i) for which market quotations are readily available at such market quotations (for example, using the last reported sale price for securities listed on a securities exchange or using the mean between the last reported bid and asked prices for unlisted securities) and (ii) for which market quotations are not readily available and any other assets at their fair value as determined in good faith in accordance with procedures established by such Fund’s Board of Trustees/Directors. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market. Securities with remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value.

        Each Fund calculates its NAV per share, and therefore effects sales, redemptions and exchanges of its shares, as of the close of trading on the NYSE each day the NYSE is open for trading.

        The Bond Fund Board has adopted valuation procedures for Bond Fund and has delegated the day-to-day responsibility for fair value determinations to BlackRock Advisors’ Valuation Committee. Bond Fund generally values fixed-income portfolio securities using market prices provided by an independent pricing service approved by the Bond Fund Board. If market quotations are not readily available or, in BlackRock Advisors’ judgment, they do not accurately reflect fair value for a fixed-income security, that security will be valued by another method that the Bond Fund Board believes more accurately reflects the fair value. Fair value determinations may be made by Bond Fund’s independent pricing service using a matrix pricing system or other pricing methodologies approved by the Bond Fund Board or by the Valuation Committee after consideration of the material factors that may affect the value of a particular security.

        Bond Fund may invest a portion of its assets in foreign securities. Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain other fixed-income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of Bond Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of Bond Fund’s net asset value. If market quotations are not readily available or, in BlackRock Advisors’ judgment, do not accurately reflect fair value for a foreign security or if a security’s value has been materially affected by events occurring after the close of the NYSE or the market in which the security is principally traded, that security will be valued by another method that the Bond Fund Board believes more accurately reflects the fair value.

        Fair value determinations by BlackRock Advisors that affect Bond Fund’s net asset value are subject to review, approval or ratification, as appropriate, by the Bond Fund Board. In determining whether current market prices are readily available or accurately reflect a security’s fair value, BlackRock Advisors monitors the information it receives in the ordinary course of its investment

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management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by Bond Fund. Those may include events affecting specific issuers (for example, a company announcement or corporate action) or events affecting securities markets generally (for example, market volatility or a natural disaster). BlackRock Advisors believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service approved by the Bond Fund Board to take those factors into account.

        Bond Fund’s use of fair value pricing is designed to ensure that its net asset value reflects the value of its underlying portfolio securities as accurately as possible. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day.

        The policies of Bond Fund regarding the valuation of securities will apply to the Combined Fund following the Reorganization. There is no guarantee that both Funds will use the same price on a particular security at any given time.

Market Timing

        Each Fund discourages and does not accommodate frequent purchases and redemptions of shares by Fund shareholders, and each Fund’s Board has adopted policies and procedures to deter such frequent purchases and redemptions. For further information with respect to Bond Fund’s or Total Return’s policies with respect to market timing, see the Corporation Prospectus (a copy of which accompanies this Combined Prospectus/Proxy Statement) or the Total Return Prospectus.

FINANCIAL HIGHLIGHTS

        Financial highlights tables for the existing share classes of Bond Fund may be found in the Corporation Prospectus, a copy of which accompanies this Combined Prospectus/Proxy Statement. Copies of the Bond Fund Annual Report and the Bond Fund Semi-Annual Report also accompany this Combined Prospectus/Proxy Statement. Financial highlights tables for the share classes of Total Return may be found in the Total Return Prospectus for the appropriate share class and the Total Return Annual Report and Total Return Semi-Annual Report, which are available without charge by calling 1-800-441-7762.

INFORMATION ABOUT THE REORGANIZATION

General

        Under the Reorganization Agreement, Total Return will transfer substantially all of its assets and certain stated liabilities to Bond Fund in exchange for Investor B2, Investor C, Class R, BlackRock and Service shares of Bond Fund. For more details about the Reorganization Agreement, see Appendix B “Form of Agreement and Plan of Reorganization.” Generally, the assets transferred by Total Return to Bond Fund will equal (a) all investments of Total Return held in its portfolio as of the close of regular trading on the New York Stock Exchange on the business day prior to the Closing Date specified in the Reorganization Agreement (the “Valuation Time”), and (b) all other assets owned directly or indirectly by Total Return as of such time. The shares of Bond Fund issued to Total Return will be of the same or a similar class and will have an aggregate net asset value equal to the aggregate net asset value of the Total Return shares outstanding as of the Valuation Time. See “Your Account — How Shares are Priced” in the Corporation Prospectus for information concerning the calculation of NAV. Upon receipt by Total Return of the shares of Bond Fund, Total Return will distribute the shares to Total Return shareholders on a proportionate basis. Then, as soon as practicable after the date of the closing of the Reorganization (the “Closing Date”) Total Return will be terminated as a series of BlackRock Funds II under Massachusetts law.

        The distribution of Bond Fund shares to Total Return shareholders will be accomplished by opening new accounts on the books of Bond Fund in the names of Total Return shareholders and transferring to those shareholder accounts the shares of Bond Fund. Such newly opened accounts

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on the books of Bond Fund will represent the respective pro rata number of shares received by Total Return under the terms of the Reorganization Agreement of the same or a similar class of Bond Fund as the class of shares of Total Return held by such shareholder. See “Terms of the Reorganization Agreement” below.

        Accordingly, as a result of the Reorganization, each Total Return shareholder will own the same or a similar class of shares of Bond Fund having an aggregate net asset value immediately after the Closing Date equal to the aggregate net asset value of that shareholder’s Total Return shares immediately prior to the Closing Date. The Reorganization will not result in dilution of either Fund’s net asset value. However, as a result of the Reorganization, a shareholder of either Bond Fund or Total Return will hold a reduced percentage of ownership in the larger Combined Fund than the shareholder did in either of the Funds.

        No sales charge or fee of any kind will be assessed to Total Return shareholders in connection with their receipt of shares of Bond Fund in the Reorganization, although shareholders who receive Investor B2 or Investor C shares of Bond Fund in the Reorganization will continue to be subject to a contingent deferred sales charge if they sell such shares after the Reorganization but before the applicable holding period expires. The holding period with respect to any contingent deferred sales charge applicable to shares of Bond Fund acquired in the Reorganization will be measured from the earlier of the time (i) the shares were purchased from Total Return or (ii) the shares were purchased from any other BlackRock-advised fund and subsequently were exchanged for shares of Total Return. Redemptions made after the Reorganization may be subject to contingent deferred sales charges and/or redemption fees.

        The Reorganization is structured so that Bond Fund will be the legal and corporate survivor in the Reorganization, which means that the Combined Fund will be a series of the Corporation, will be governed by the Corporation’s charter and by-laws and will be subject to the various agreements pursuant to which Bond Fund is currently operated, including, among others, its Investment Advisory Agreement with BlackRock Advisors, its Sub-Advisory Agreement with BFM, its Distribution Agreements with BDI and FAMD, and its Custodian Agreement with State Street Bank and Trust Company. BlackRock Advisors and the Boards of the Funds believe that Bond Fund is the appropriate surviving fund based on its substantially larger asset size and its advisory fee structure, which provides for breakpoints that will provide for lower advisory fees at higher asset levels including the assets of the other series of the Corporation. However because the surviving fund will, in fact, so closely resemble both Funds, and because the Combined Fund after the Reorganization will be managed by the team that includes members that have managed Total Return during its entire operating history and in the same manner as Total Return is currently managed, BlackRock Advisors and the Boards of the Funds believe that Total Return is the more appropriate accounting survivor. This means that Total Return’s financial statements and performance history would survive the Reorganization to be the financial statements and performance history that the Combined Fund uses in its marketing and other materials.

Terms of the Reorganization Agreement

        Pursuant to the Reorganization Agreement, Bond Fund will acquire substantially all of the assets and certain stated liabilities of Total Return on the Closing Date in consideration for shares of Bond Fund.

        On the Closing Date, Total Return will transfer to Bond Fund substantially all of its assets in exchange solely for Investor B2, Investor C, Class R, Service and BlackRock shares of Bond Fund that are in the aggregate equal in value as of the Valuation Time to the value of the assets of Total Return transferred to Bond Fund as of the Closing Date, as determined in accordance with Bond Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties, reduced by the value of certain stated liabilities of Total Return that are assumed by Bond Fund. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, Total Return will distribute to its shareholders on or before the Closing Date all of its undistributed net investment income and net capital gains as of such date.

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        Total Return expects to distribute the shares of Bond Fund to the shareholders of Total Return promptly after the Closing Date. Thereafter, Total Return will be terminated as a series of BlackRock Funds II under Massachusetts law.

        Total Return and Bond Fund have made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

        Unless waived in accordance with the Reorganization Agreement, the obligations of the parties to the Reorganization Agreement are conditioned upon, among other things:

•	the approval of the Reorganization by Total Return shareholders;
•	an amendment to the investment objectives of Bond Fund and Master Portfolio, to provide that the investment objective of each is amended to be: “to realize a total return that exceeds that of the Lehman Brothers U.S. Aggregate Index” shall have been approved by the Bond Fund Board and the Master LLC Board and the requisite vote of the holders of the outstanding shares of Bond Fund and shares in the Master Portfolio, as applicable;
•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;
•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;
•	the truth in all material respects as of the Closing Date of the representations and warranties of the parties and performance and compliance in all material respects with the parties’ agreements, obligations and covenants required by the Reorganization Agreement;
•	the effectiveness under applicable law of the registration statement of Bond Fund of which this Combined Prospectus/Proxy Statement forms a part and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;
•	the declaration of a dividend by Total Return to distribute to its shareholders all of its undistributed net investment income and net capital gains; and
•	the receipt of an opinion of counsel relating to the tax-free nature of the Reorganization.

        The Reorganization Agreement may be terminated or amended by the mutual consent of the parties either before or after approval thereof by the shareholders of Total Return.

        The BlackRock Funds II Board recommends that you vote to approve the Reorganization, as it believes the Reorganization is in the best interests of Total Return and its shareholders (as described more fully in “Reasons for the Reorganization” below) and that the interests of existing shareholders of Total Return will not be diluted with respect to net asset value as a result of consummation of the proposed Reorganization.

Reasons for the Reorganization

        The factors considered by the BlackRock Funds II Board with regard to the Reorganization include, but are not limited to, the following:

•	The fact that the investment objectives and policies of Bond Fund and Total Return are similar and that the Reorganization will not take place unless shareholders of Bond Fund and the Master Portfolio approve changing the investment objectives of Bond Fund and the Master Portfolio, respectively, to that of Total Return. See “Comparison of Total Return and Bond Fund — Investment Objectives and Principal Investment Strategies.”
Through the Reorganization, shareholders will be invested in a Combined Fund with the same investment objective and similar investment strategies. As a result, the style and risk/return profile of the Combined Fund will remain comparable to those of the shareholders’ current investment. In addition, the Reorganization is not expected to cause

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significant portfolio turnover or transaction expenses from the sale of securities that would be incompatible with the investment objective of the Combined Fund.
•	The expectation that the Combined Fund may achieve certain potential benefits from its larger net asset size.
The larger net asset size of the Combined Fund may permit the Combined Fund to achieve certain economies of scale as certain costs can be spread over a larger asset base, and the larger Combined Fund may achieve greater portfolio diversity and potentially lower portfolio transaction costs.
•	The fact that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction.
The Reorganization provides for a tax-free transfer of substantially all the assets and certain stated liabilities of Total Return in exchange for shares of Bond Fund. Shareholders will receive Bond Fund shares equivalent to the aggregate net asset value of their Total Return shares, and will pay no federal income tax on the transaction. However, distributions to shareholders prior to the Reorganization of investment company taxable income and net realized capital gain, if any, will be taxable to shareholders.

•	The fact that the same portfolio management team that currently manages Total Return will manage the Combined Fund.
Shareholders will benefit from the continuing experience and expertise of the portfolio management team and their commitment to the investment style and strategies to be used in managing the assets of the Combined Fund. See “Comparison of Total Return and Bond Fund — Management of the Funds.”
•	The relative performance history of each Fund.
The Board reviewed the relative performance of each Fund over different time periods compared to each other and to the relative benchmarks applicable to each Fund and found them to be comparable. See “Comparison of Total Return and Bond Fund — Performance Information.” Because the Combined Fund will have Total Return’s investment objective and will be managed by the team that includes members that have managed Total Return during its entire operational history and in the same manner as Total Return is currently managed, the Funds and BlackRock Advisors believe that it is appropriate for Total Return to be the accounting survivor of the Reorganization. As such, the Combined Fund will assume the performance history of Total Return at the closing of the Reorganization, which BlackRock Advisors believes is more relevant to investment decisions of current and future shareholders.
•	The expectation that shareholders will have substantially the same services available as shareholders of the Combined Fund as they did as shareholders of Total Return.
Your rights as a shareholder will not change in any substantial way as a result of the Reorganization. In addition, the shareholder services available to you after the Reorganization will be substantially the same. In the Reorganization, however, holders of Investor A and Institutional shares of Total Return will receive Service and BlackRock shares, respectively, of the Combined Fund, and will no longer qualify for the reduced sales charges or breakpoints under the Right of Accumulation or Letter of Intent. Under the Right of Accumulation, the current value of an investor’s existing Investor A and Institutional Shares in most BlackRock funds may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. A Letter of Intent permits you to pay the sales charge that would apply if you add up all qualifying Investor Class and Institutional shares of BlackRock funds that you agree to buy within a 13-month period. In addition, holders of Investor A, Institutional and R shares of Total Return currently have an exchange privilege with respect to such shares, but holders of Investor A, Institutional and R shares will receive Service shares, BlackRock shares and Class R shares, respectively, in the Combined Fund, and will not have an exchange privilege with respect to such shares.
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•	The expectation that each class of the Combined Fund shares will have a projected net total annual fund operating expense ratio, after fee waivers and reimbursements, that is approximately the same as or lower than that of the corresponding class of shares of Total Return prior to the Reorganization.

Shareholders of each class of Total Return are expected to be subject to approximately the same or a lower net total annual fund operating expense ratio in the Combined Fund as compared to the net total annual fund operating expense ratio of the class of shares they held in Total Return prior to the Reorganization. Although the projected net total annual fund operating expense ratio of Investor C shares of the Combined Fund is only 0.01% higher than that of Total Return Investor C shares, the total annual fund operating expense ratio of Investor C shares of the Combined Fund, before taking into account fee waivers or expense reimbursements, is significantly higher than the total annual fund operating expense ratio of Investor C shares of Total Return primarily due to transfer agency fees attributable to Investor C shares of Bond Fund. Investor C shares of Bond Fund represent a smaller aggregate amount of net assets than most other Bond Fund share classes. Transfer agency fees are primarily based on a flat fee per account. Because Investor C shares are generally held by retail investors with fewer shares in a larger number of accounts than, for example, BlackRock shares, the aggregate transfer agency fee is spread across the proportionately smaller aggregate net assets attributable to Investor C shares, resulting in a higher expense ratio for Investor C shares. In this regard, BlackRock Advisors has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit expenses (excluding interest expense, acquired fund fees and expenses and certain other fund expenses) as a percentage of average daily net assets allocated to each class of the Pro Forma Bond Fund Combined Fund as follows: 0.90% (for Investor A shares), 1.65% (for Investor B2 and C shares), 0.55% (for Institutional shares), 0.85% (for Service shares), 1.10% (for Class R shares) and 0.40% (for BlackRock shares), until February 1, 2008. In addition to the contractual waivers described above, BlackRock Advisors has voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses (excluding interest expense, acquired fund fees and expenses and certain other fund expenses) as a percentage of average daily net assets allocated to each class of the Pro Forma Bond Fund Combined Fund as follows: 1.53% (for Investor B2 shares), 1.45% (for Investor C shares), 0.76% (for Service shares) and 1.08% (for Class R shares). BlackRock Advisors may discontinue or reduce this voluntary waiver and/or reimbursement of fees and/or expenses at any time without notice; however, BlackRock Advisors has agreed not to reduce or discontinue this voluntary waiver or reimbursement until September 30, 2008, unless approved by the Directors of the Combined Fund, including a majority of the noninterested Directors. If BlackRock Advisors discontinues or reduces these voluntary waivers or reimbursements, the net total operating expense ratio of each class of shares could increase. See “Summary — Fees and Expenses.”
•	The fact that the costs associated with the Reorganization will be paid by BlackRock or its affiliates, and will not be borne by shareholders. Any brokerage or other trading costs incurred by a Fund in connection with buying or selling securities prior to the Reorganization will be borne by that Fund.
Shareholders will not bear any costs associated with the Reorganization, including proxy solicitation expenses and sales charges. Proxy solicitation expenses include legal fees, printing, packaging and postage — all of which will be paid by BlackRock or its affiliates. Shareholders will not have to pay any sales charge (including any CDSC) on Bond Fund shares received in the Reorganization. For purposes of determining the application of any CDSC after the Reorganization, the holding period for their Total Return shares will carry over to the Bond Fund shares they receive in the Reorganization.

        For these and other reasons, the BlackRock Funds II Board unanimously concluded that consummation of the Reorganization is in the best interests of Total Return and its shareholders and that the interests of the shareholders of Total Return will not be diluted with respect to net asset value as a result of the Reorganization. The approval determination was made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various factors.

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Material U.S. Federal Income Tax Consequences of the Reorganization

        The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization. The discussion is based upon the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons who hold shares of Total Return as capital assets for U.S. federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No ruling has been or will be obtained from the IRS regarding any matter relating to the Reorganization. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. Shareholders must consult their own tax advisers as to the U.S. federal income tax consequences of the Reorganization, as well as the effects of state, local and non-U.S. tax laws.

        It is a condition to closing the Reorganization that each of Bond Fund and Total Return receives an opinion from Sidley Austin LLP, counsel to Bond Fund, dated as of the Closing Date, that the Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Code and that Total Return and Bond Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code. As such a reorganization, the U.S. federal income tax consequences of the Reorganization can be summarized as follows:

•	No gain or loss will be recognized by Bond Fund or Total Return upon the transfer of substantially all of the assets of Total Return to Bond Fund solely in exchange for the shares of Bond Fund and the assumption by Bond Fund of certain stated liabilities of Total Return, or upon the distribution of the shares of Bond Fund by Total Return to its shareholders in the subsequent liquidation of Total Return.
•	No gain or loss will be recognized by a shareholder of Total Return who exchanges all of his, her or its shares of Total Return solely for the shares of Bond Fund pursuant to the Reorganization.
•	The aggregate tax basis of the shares of Bond Fund received by a shareholder of Total Return pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Total Return surrendered in exchange therefor.
•	The holding period of the shares of Bond Fund received by a shareholder of Total Return pursuant to the Reorganization will include the holding period of the shares of Total Return surrendered in exchange therefor, provided the shareholder held the Total Return shares as a capital asset at the time of the exchange.
•	Bond Fund’s tax basis in Total Return’s assets received by Bond Fund pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of Total Return immediately prior to the Reorganization.
•	The holding period of the assets of Total Return in the hands of Bond Fund will include the period during which those assets were held by Total Return.
•	Neither Bond Fund nor the Master Portfolio will recognize gain or loss on the transfer by Bond Fund to the Master Portfolio of the assets received from Total Return in exchange for interests in the Master Portfolio.
•	Bond Fund’s tax basis in the Master Portfolio interests received in exchange for the assets transferred by Bond Fund will equal its basis in those assets.
•	The tax basis of the transferred assets in the hands of the Master Portfolio will be the same as their tax basis in the hands of Bond Fund.
•	Bond Fund’s holding period in the Master Portfolio interests received in exchange for the transferred assets will include its holding period for the assets transferred.

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•	The Master Portfolio’s holding period for the assets received from Bond Fund will include Bond Fund’s holding period for such assets.

        The opinion of Sidley Austin LLP will be based on U.S. federal income tax law in effect on the Closing Date. In rendering its opinion, Sidley Austin LLP will also rely upon certain representations of the management of Bond Fund and Total Return and assume, among other things, that the Reorganization will be consummated in accordance with the operative documents. An opinion of counsel is not binding on the IRS or any court.

        Bond Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to Total Return and its shareholders.

        Prior to the Closing Date Total Return will declare a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gain, if any, through the Closing Date. Such distributions will represent ordinary income or, to the extent Total Return’s net long-term capital gains exceed its capital loss carryforwards, capital gain dividends to the shareholders. Even if reinvested in additional shares of Total Return, which would be exchanged for shares of Bond Fund in the Reorganization, such distributions will be taxable at the rates applicable to ordinary income and capital gain dividends, respectively.

        If portfolio assets of Total Return are sold prior to the Reorganization, the tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and Total Return’s basis in such assets. Any capital gains recognized in these sales on a net basis will be distributed to Total Return’s shareholders as capital gain dividends (to the extent of net realized long-term capital gain) and/or ordinary dividends (to the extent of net realized short-term capital gain) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

        Bond Fund will succeed to the capital loss carryforwards of Total Return. Total Return has capital loss carryforwards that, in the absence of the Reorganization, would generally be available to offset its capital gains. As a result of the Reorganization, Total Return will undergo an “ownership change” for tax purposes (because Total Return is significantly smaller than Bond Fund), and accordingly, Bond Fund’s use of Total Return’s capital loss carryforwards will be limited by the operation of the tax loss limitation rules of the Code. However, these limitations are not expected to impose significant restrictions on the use of Total Return’s capital loss carryforwards.

        Shareholders of Total Return may redeem their shares or exchange their shares for shares of certain other funds distributed by BDI at any time prior to the closing of the Reorganization. Redemptions and exchanges of shares generally are taxable transactions, unless the shareholder’s account is not subject to taxation, such as an individual retirement account or other tax-qualified retirement plan. Shareholders should consult with their own tax advisers regarding potential transactions.

Expenses of the Reorganization

        BlackRock or its affiliates will pay the expenses incurred in connection with the Reorganization, including all direct and indirect expenses and out-of-pocket costs. Neither the Funds nor their shareholders will bear any of the expenses incurred in connection with the Reorganization. Any brokerage or other trading costs incurred by a Fund in connection with buying or selling portfolio securities prior to the Reorganization will be borne by that Fund.

        Expenses incurred in connection with the Reorganization include, but are not limited to: all costs related to the preparation and distribution of materials distributed to each Fund’s Board including legal and accounting costs; all expenses incurred in connection with the preparation of the

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Reorganization Agreement and a registration statement on Form N-14; SEC and any state securities commission filing fees and legal and audit fees in connection with the Reorganization; the costs of printing and distributing this Combined Prospectus/Proxy Statement; auditing fees associated with inclusion of each Fund’s financial statements in the Form N-14; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization. Neither of the Funds will pay any expenses of shareholders arising out of or in connection with the Reorganization.

Continuation of Shareholder Accounts and Plans; Share Certificates

        If the Reorganization is approved, Bond Fund will establish an account for each Total Return shareholder containing the appropriate number of shares of Bond Fund. Shareholders of Total Return who are accumulating Total Return shares under the dividend reinvestment plan, who are receiving payment under the systematic withdrawal plan, or who benefit from special sales programs with respect to Total Return shares will retain the same rights and privileges after the Reorganization in connection with the shares of Bond Fund received in the Reorganization through similar plans maintained by Bond Fund.

        It will not be necessary for shareholders of Total Return to whom certificates have been issued to surrender their certificates. Upon termination of Total Return, such certificates will become null and void. No certificates for Bond Fund will be issued.

Legal Matters

        Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed on by Sidley Austin LLP, which serves as counsel to the Master LLC and the Corporation. Certain legal matters concerning the issuance of shares of Bond Fund will be passed on by Miles & Stockbridge P.C., which serves as Maryland counsel to the Corporation.

OTHER INFORMATION

Capitalization

        Total Return currently offers seven classes of shares (Investor A, Investor B, Investor C, BlackRock, Institutional, R and Service shares). Bond Fund offers nine classes of shares (Investor A, Investor A1, Investor B, Investor B1, Investor C, Investor C1, Investor C2, Institutional and Class R

shares), and, in connection with the Reorganization, will issue additional new classes of shares to be designated Investor B2, BlackRock and Service shares. No Investor A, Investor A1, Investor B, Investor B1, Investor C1, Investor C2 or Institutional shares of Bond Fund will be issued in connection with the Reorganization.

        The following table sets forth as of March 31, 2007: (i) the unaudited capitalization of Total Return; (ii) the unaudited capitalization of certain Bond Fund share classes; and (iii) the unaudited pro forma combined capitalization of certain Bond Fund share classes assuming the Reorganization has been approved. Since Investor A, Investor A1, Investor B, Investor B1, Investor C1, Investor C2 and Institutional shares of Bond Fund will not be issued to Total Return shareholders in the Reorganization, and since Investor B2, BlackRock and Service shares of Bond Fund are not currently outstanding, the table set forth below does not provide information for such classes of shares. The capitalizations are likely to be different when the Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.

Bond Fund

	Investor C	Class R
Net Assets:	$70,793,171	$51,870,334
Shares Outstanding:	6,148,275	4,499,926
Net Asset Value Per Share:	$ 11.51	$ 11.53

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Total Return*

	Investor A	Investor B	Investor C	Institutional	R	Service	BlackRock
Net Assets:	$1,164,426	$734,987	$2,214,415	$5,954,598	$ 19,958	$20,082	$470,851,200
Shares Outstanding:	114,911	72,578	218,875	591,380	1,971	1,971	46,518,482
Net Asset Value Per Share:	$ 10.13	$ 10.13	$ 10.12	$ 10.07	$ 10.13	$ 10.19	$ 10.12

 Combined Fund*

	Investor B2	Investor C	Class R	Service	BlackRock
Net Assets:	$734,987	$73,007,586	$51,890,292	$1,184,508	$476,805,798
Shares Outstanding:	63,801	6,340,593	4,501,657	102,733	41,389,392
Net Asset Per Value Share:	$ 11.52	$ 11.51	$ 11.53	$ 11.53	$ 11.52

*	Reflects pro forma adjustments which include the distribution of undistributed net investment income attributable to Total Return and an adjustment to maintain the per share net asset value of Bond Fund shares outstanding immediately prior to the Reorganization. The number of shares assumed to be issued to the shareholders of Total Return in the Reorganization is equal to the net asset value of the shares of Total Return as of March 31, 2007, divided by the net asset value per share of the shares of Bond Fund as of March 31, 2007. The pro forma number of shares of Bond Fund to be issued to the shareholders of Total Return in the Reorganization are as follows: 63,801 Investor B2 shares, 192,318 Investor C shares, 1,731 Class R shares, 102,733 Service shares, 41,389,392 BlackRock shares.

Shareholder Information

        As of June 25, 2007, Total Return had outstanding 52,836,445 shares. As of June 8, 2007, the trustees and officers of BlackRock Funds II as a group owned less than 1% of the outstanding shares of Total Return. As of June 8, 2007, no person was known by Total Return to own beneficially or of record 5% or more of any class of shares of Total Return except as follows:

Name & Address*	Class	% of Class	% of Total Return	% of Combined Fund Post-Closing
**Custodial Trust Company	BlackRock	9.45%	9.24%	1.79%
101 Carnegie Center
Princeton, NJ 08540

**ILGWU Death Benefit Fund	BlackRock	7.38%	7.22%	1.39%
730 Broadway
New York, NY 10003-9502

**Northern Trust Company	BlackRock	5.65%	5.53%	1.07%
FBO New Haven Cerf
PO Box 92956
Chicago, IL 60675-0000

**Sheldon and Co.	BlackRock	10.13%	9.91%	1.91%
c/o National City
PO Box 94984
Cleveland, OH 44101-0498

**MAC and Co.	BlackRock	7.74%	7.57%	1.46%
Mutual Fund Operations
PO Box 3198
525 William Penn Place
Pittsburgh, PA 15230

**Bank of New York	BlackRock	7.34%	7.18%	1.39%
Mutual Fund Reorg Department
2 Hanson Place 6th Floor
Brooklyn, NY 11217

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Name & Address	Class	% of Class	% of Total Return	% of Combined Fund Post-Closing
**Saxon and Co	BlackRock	10.38%	10.15%	1.96%
PO Box 7780-1888
Philadelphia, PA 19182

**Northern Trust Company Trust	BlackRock	10.48%	10.25%	1.98%
FBO Arch Chemical
PO Box 92956
Chicago, IL 60675-2956

**NFS LLC FEBO	Investor A	5.05%	1.00%	0.003%
Mary C Muller
2221 Monica Place
Sarasota, FL 34235

**Merrill Lynch, Pierce, Fenner & Smith Incorporated	Investor A	53.35%	0.02%	0.03%

**Pershing LLC	Investor A	6.33%	0.02%	0.004%
P.O. Box 2052
Jersey City, NJ 07303-9998

**Dean Witter Reynolds	Investor B	5.63%	0.01%	0.002%
3 Harborside Plaza 6th Floor
Jersey City, NJ 07311

**Merrill Lynch, Pierce, Fenner & Smith Incorporated	Investor B	59.75%	0.09%	0.02%

**Special Custody Account for the	Investor B	9.56%	0.02%	0.003%
Exclusive Benefit of Customers
Omibus Account
P.O. Box 32760
Louisville, KY 40232-2760

**Merrill Lynch, Pierce, Fenner & Smith Incorporated	Investor C	91.42%	0.46%	0.09%

**Merrill Lynch, Pierce, Fenner & Smith Incorporated	Institutional	30.74%	0.37%	0.07%

**Saxon and Co	Institutional	64.82%	0.78%	0.15%
P.O. Box 7780-1888
Philadelphia, PA 19182

**Merrill Lynch, Pierce, Fenner & Smith Incorporated	R	37.39%	0.002%	0.00%

*	Unless otherwise indicated the address for each of the shareholders listed above is 4800 E. Deer Lake Drive, 3rd Floor, Jacksonville, FL 32246-6484.
**	Holder of record.

        As of June 25, 2007, there were 222,813,450 shares of Bond Fund outstanding. As of June 8, 2007, the directors and officers of the Corporation and of Master LLC as a group owned less than 1% of the shares of Bond Fund. As of June 8, 2007, no person was known by the Corporation to own beneficially or of record 5% or more of any class of shares of Bond Fund except as follows:

Name & Address*	Class	% of Class	% of Bond Fund	% of Combined Fund Post-Closing
**Merrill Lynch, Pierce, Fenner & Smith Incorporated	Investor A	97.56%	25.01%	20.36%

**Merrill Lynch, Pierce, Fenner & Smith Incorporated	Investor A1	98.64%	6.52%	5.31%

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Name & Address*	Class	% of Class	% of Bond Fund	% of Combined Fund Post-Closing
**Merrill Lynch, Pierce, Fenner & Smith Incorporated	Investor B	96.66%	8.06%	6.56%

**Merrill Lynch, Pierce, Fenner & Smith Incorporated	Investor B1	97.34%	8.92%	1.54%

**Merrill Lynch, Pierce, Fenner & Smith Incorporated	Investor C	99.34%	3.77%	3.07%

**Merrill Lynch, Pierce, Fenner & Smith Incorporated	Investor C1	98.23%	16.01%	13.04%

**Merrill Lynch, Pierce, Fenner & Smith Incorporated	Investor C2	98.96%	0.91%	0.74%

**Merrill Lynch, Pierce, Fenner & Smith Incorporated	Class R	98.80%	2.15%	1.75%

**Merrill Lynch, Pierce, Fenner & Smith Incorporated	Institutional	95.26%	32.66%	26.59%

*	Unless otherwise indicated the address for each of the shareholders listed above is 4800 E. Deer Lake Drive, 3rd Floor, Jacksonville, FL 32246-6484.
**	Holder of record.

Shareholder Rights and Obligations

        While Total Return and Bond Fund are different entities and, thus, governed by different organizational documents, the Reorganization will not result in material differences in shareholder rights. The shares of Bond Fund to be distributed to shareholders of Total Return will generally have the same legal characteristics as the shares of Total Return with respect to such matters as voting rights, accessibility, and transferability.

        Under their respective organizational documents, Total Return is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share, and Bond Fund is authorized to issue 1,200,000,000 shares divided into nine classes, Investor A, Investor A1, Investor B, Investor B1, Investor C, Investor C1, Investor C2, Institutional and Class R shares. Investor B, Institutional and Class R common stock each consists of 250,000,000 authorized shares, Investor A, Investor C and Investor C1 common stock each consists of 100,000,000 authorized shares, and Investor A1, Investor B1 and Investor C2 common stock each consists of 50,000,000 authorized shares, in each case with a par value of $0.10 per share. In connection with the Reorganization, Bond Fund has authorized the issuance of newly created Investor B2, Service and BlackRock shares. The BlackRock Funds II Board and the Bond Fund Board may, without limitation, classify or reclassify any unissued shares of Total Return or Bond Fund into any number of additional classes of shares. The BlackRock Funds II Board and the Bond Fund Board may also, without limitation, classify or reclassify any unissued shares into one or more additional series, each with its own assets and liabilities.

        Each of Total Return and Bond Fund will continue indefinitely until terminated.

        With respect to each Fund, shares of the same class within such Fund have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately. Each Fund and class of shares within such Fund bears its own expenses related to its distribution of shares (and other expenses such as shareholder or administrative services).

        Unless (i) the Bond Fund Board has determined that a matter only affects the interests of one or more class or classes (in which case only shareholders of the affected class or classes are entitled to vote, for example, only Investor A, Investor A1, Investor B, Investor B1, Investor C, Investor C1, Investor C2 and Class R shares of Bond Fund bear certain shareholder servicing expenses and/or expenses related to the distribution of such shares and have exclusive voting rights with respect to matters relating to shareholder servicing and distribution expenditures (except that

33

Investor B and Investor B1 shareholders may vote upon material changes to expenses charged under the Investor A and Investor A1 Distribution Plans, respectively)) or (ii) otherwise required by applicable law, on any matter submitted to a vote of shareholders of Bond Fund, all shares entitled to vote are voted in the aggregate and not by class. The shares of Total Return have substantially similar voting rights.

        There are no preemptive rights in connection with shares of either Fund. When issued in accordance with the provisions of their respective prospectuses, all shares are fully paid and non-assessable.

        Bond Fund is a series of the Corporation and Total Return is a series of BlackRock Funds II. The Corporation is a corporation organized under the laws of the State of Maryland and BlackRock Funds II is a business trust organized under the laws of the Commonwealth of Massachusetts. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Declaration of Trust of BlackRock Funds II provides that shareholders shall not be subject to any personal liability in connection with the assets of Total Return for the acts or obligations of Total Return, and that every note, bond, contract, order or other undertaking made by Total Return shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust of BlackRock Funds II provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust of BlackRock Funds II also provides that Total Return shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Total Return, and shall satisfy any judgment thereon.

        The foregoing is only a summary of certain rights of shareholders under the charter documents governing Total Return and Bond Fund and applicable state law, and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents and state law directly for a more thorough description.

Shareholder Proposals

        The Funds do not hold regular annual meetings of shareholders. As a general matter, Bond Fund does not intend to hold future regular annual or special meetings of its shareholders unless the election of directors is required by the 1940 Act. In the event the Reorganization is not completed, Total Return does not intend to hold future regular annual or special meetings of its shareholders unless required by the 1940 Act. Any shareholder who wishes to submit proposals for consideration at a meeting of shareholders of Total Return should send such proposal to BlackRock, Inc., Attn: Robert Connolly, 40 East 52nd St., New York, New York 10022. Any shareholder who wishes to submit proposals for consideration at a meeting of shareholders of Bond Fund should send such proposal to the Secretary of Bond Fund, 800 Scudders Mill Road, Plainsboro, New Jersey 08536. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of the Fund a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

Solicitation of Proxies

        Solicitation of proxies is being made on behalf of BlackRock Funds II and the BlackRock Funds II Board primarily by the mailing of the Notice and Combined Prospectus/Proxy Statement with its enclosures on or about July 20, 2007. Total Return shareholders whose shares are held by nominees such as brokers can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of Total Return and its affiliates as well as dealers or their representatives may, without additional compensation, solicit proxies in person or by mail, telephone, facsimile or oral communication. BlackRock Funds II has retained Broadridge Financial Solutions, Inc. (“Broadridge”), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. Total Return shareholders may receive a telephone call from Broadridge asking them to vote. Broadridge and its agents will assist with the mailing and tabulation effort and may also solicit

34

proxies by contacting shareholders by telephone. The costs of solicitation will be borne by BlackRock or its affiliates. The cost for the services of Broadridge in connection with the proposed Reorganization is not expected to exceed approximately $2,000.

        Brokerage firms and others will be reimbursed for their expenses in forwarding solicitation material to the beneficial owners of shares of Total Return. Representatives of BlackRock Advisors and its affiliates and other representatives of Total Return may also solicit proxies. Questions about the proposal should be directed to Broadridge at 1-877-777-3406.

VOTING INFORMATION AND REQUIREMENTS

General

        This Combined Prospectus/Proxy Statement is furnished in connection with the proposed Reorganization of Total Return into Bond Fund and the solicitation of proxies by and on behalf of BlackRock Funds II Board for use at the Special Meeting of shareholders of Total Return. The Special Meeting will be held on September 7, 2007 at 2:00 p.m., Eastern time, at the offices of BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, 11th Floor, New York, New York 10055, or at such later time as is made necessary by adjournment or postponement.

As of June 25, 2007, Total Return had the following number of shares outstanding:

Share Class	Number of Shares
Investor A	156,563
Investor B	81,534
Investor C	51,676,573
R	1,958
Institutional	636,259
Service	280,410
BlackRock	3,148

        Only shareholders of record on June 25, 2007 will be entitled to notice of and to vote at the Special Meeting. Each share is entitled to one vote, with fractional shares voting proportionally.

Shareholder Approval

        Approval by Total Return of the proposed Reorganization will require the affirmative vote of the holders of a majority of the outstanding shares entitled to vote, as defined under the 1940 Act. The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of all classes of a fund present or represented by proxy at the Special Meeting, voting together as a single class, if holders of more than 50% of the outstanding shares of all classes, taken as a single class, are present or represented by proxy at the Special Meeting; or (ii) more than 50% of the total number of outstanding shares of all classes of such fund, voting together as a single class. If the shareholders fail to approve the proposed Reorganization, the Reorganization will not occur. The BlackRock Funds II Board has fixed the close of business on June 25, 2007 as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting. Total Return shareholders on the Record Date are entitled to one vote for each share held, with no shares having cumulative voting rights.

        If a proxy authorization (“Proxy”) is properly given in time for a vote at the Special Meeting (either by returning the paper Proxy form or by submitting a Proxy by telephone or over the internet), the shares of Total Return represented thereby will be voted at the Special Meeting in accordance with the shareholder’s instructions. The Proxy grants discretion to the persons named therein, as proxies, to take such further action as they may determine appropriate in connection with any other matter which may properly come before the Special Meeting or any adjournments thereof. The BlackRock Funds II Board does not currently know of any matter to be considered at the Special Meeting other than the matters set forth in the Notice of Special Meeting of Shareholders.

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        A majority of the outstanding shares entitled to vote on a proposal must be present in person or by proxy to have a quorum to conduct business at the Special Meeting.

        The persons named as proxies may, whether or not a quorum is present, propose one or more adjournments of the Special Meeting on behalf of Total Return without further notice to permit further solicitation of Proxies, provided such persons determine that an adjournment and additional solicitation are reasonable and in the interest of the shareholders of Total Return, after consideration of all relevant factors, including the nature of the relevant proposal, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such solicitation. Any such adjournment will require the affirmative vote of the holders of a majority of the shares of Total Return present in person or by proxy and entitled to vote at the session of the Special Meeting to be adjourned. Those proxies that are instructed to vote in favor of the Reorganization will vote in favor of any such adjournment, and those proxies that are instructed to vote against the Reorganization will vote against any such adjournment, as applicable.

        All properly executed Proxies received prior to the Special Meeting will be voted in accordance with the instructions marked thereon or otherwise as provided therein. For purposes of determining the presence of a quorum for transacting business at the Special Meeting and determining whether sufficient votes have been received for approval of any proposal to be acted upon at the Special Meeting, abstentions may, in the discretion of Total Return, be treated as shares that are present at the Special Meeting and entitled to vote on the matter, but that have not been voted. Unless instructions to the contrary are marked, properly executed Proxies will be voted “For” the approval of the proposed Reorganization. Abstentions and broker non-votes (i.e., where a nominee such as a broker holding shares for beneficial owners votes on certain matters pursuant to discretionary authority or instructions from beneficial owners, but with respect to one or more proposals does not receive instructions from beneficial owners or does not exercise discretionary authority) will be counted as present for purposes of a quorum but would have the same effect as votes “Against” the Reorganization.

        Broker-dealer firms holding shares in “street name” for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares on each proposal before the Special Meeting. The New York Stock Exchange (the “NYSE”) has taken the position that broker-dealers that are members of the NYSE and that have not received instructions from a customer prior to the date specified in the broker-dealer firms’ request for voting instructions may not vote such customer’s shares on the Reorganization proposal. A signed proxy card or other authorization by a beneficial owner of shares that does not specify how the beneficial owner’s shares are to be voted on a proposal may be deemed to be an instruction to vote such shares in favor of the applicable proposal.

Manner of Voting

        Total Return shareholders may vote by appearing in person at the Special Meeting, by returning the enclosed Proxy form or by casting their vote via telephone or the internet using the instructions provided on the enclosed Proxy form. Any shareholder who has given a Proxy, whether in written form, by telephone or over the internet, may revoke it at any time prior to its exercise by submitting a subsequent written, telephonic or electronic vote, by giving written notice of revocation to the Secretary of Total Return, or by voting in person at the Special Meeting.

        Voting by Mail. To vote by mail, you should date and sign the Proxy card included with this Combined Prospectus/Proxy Statement, indicate your vote on the proposal, and return the card in the envelope provided.

        Voting by Telephone. There are two convenient methods to vote by telephone. If telephone voting is available for your account, a toll-free telephone number will be printed on your Proxy card. Prior to calling, you should read the Combined Prospectus/Proxy Statement and have your Proxy card at hand. (Please note, however, that telephone voting may not be available to shareholders whose shares are held by a broker or other intermediary on the shareholder’s behalf.)

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        First, you may use the automated touch-tone voting method by calling the toll-free number provided on the Proxy card. At the prompt, follow the menu.

        Second, a separate toll-free number is provided on the Proxy card for registered shareholders who wish to speak to a telephone representative directly and give verbal instructions. The telephone representative will assist the shareholder with the voting process. The representative will not be able to assist a shareholder with information that is not contained in the Combined Prospectus/Proxy Statement, and the representative will not make recommendations on how to vote on the proposal.

        Internet Voting. To vote over the internet, please log on to the website printed on your proxy card. Prior to logging on, you should read the Combined Prospectus/Proxy Statement and have your Proxy card at hand. After logging on, follow the instructions on the screen. If you receive more than one Proxy card, you may vote them during the same session. (Please note, however, that internet voting may not be available to shareholders whose shares are held by a broker or other intermediary on the shareholder’s behalf.)

        Additional Information. Shareholders voting their Proxies by telephone or over the internet need not return their Proxy cards by mail.

        A person submitting votes by telephone or over the internet is deemed to represent that he or she is authorized to vote on behalf of all owners of the account, including spouses or other joint owners. By using the telephone or the internet to submit voting instructions, the shareholder is authorizing Broadridge Financial Solutions, Inc., a proxy solicitation firm, and its agents, to execute a Proxy to vote the shareholder’s shares at the Special Meeting as the shareholder has indicated.

        Total Return believes that the procedures for authorizing the execution of a Proxy by telephone or over the internet set forth above are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately recorded.

        You are requested to fill in, sign and return the enclosed Proxy card promptly even if you expect to be present in person at the Special Meeting since you can always reverse your vote at the Special Meeting and unexpected circumstances might prevent you from attending. No postage is necessary if mailed in the United States.

July 19, 2007

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APPENDIX A

FUNDAMENTAL INVESTMENT RESTRICTIONS

BlackRock Total Return Portfolio

Total Return may not:

1. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

2. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Fund’s investment objective, policies and limitations may be deemed to be underwriting.

4. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities and securities indices, futures contracts and options on futures contracts and currencies.

5. Purchase securities of companies for the purpose of exercising control.

6. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to the Fund’s transactions in futures contracts and related options or the Fund’s sale of securities short against the box, and (b) the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

7. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

8. Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities.

9. Purchase or sell commodities, except that the Fund may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, may engage in currency transactions and may enter into futures contracts and related options.

10. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Fund’s total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be owned by the Fund or BlackRock Funds II, except that up to 25% of the value of the Fund’s total assets may (taken at current value) be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund’s total assets.

A-1

11. Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

12. Issue senior securities, borrow money or pledge its assets, except that Total Return may borrow from banks or enter into reverse repurchase agreements or dollar rolls in amounts aggregating not more than 331/3% of the value of its total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 331/3% of the value of its total assets to secure such borrowings. Total Return is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a “when-issued,” delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets.

Unless otherwise indicated, all limitations apply only at the time that a transaction is undertaken. Any change in the percentage of Total Return’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in Total Return’s total assets will not require Total Return to dispose of an investment until BlackRock Advisors or BFM determines that it is practicable to sell or close out the investment without undue market or tax consequences.

BlackRock Bond Fund

Bond Fund may not:

(1) Make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act.

(2) Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

(3) Make investments for the purpose of exercising control or management.

(4) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

(5) Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Corporation’s Prospectus and Statement of Additional Information, as they may be amended from time to time. (For purposes of this restriction, corporate debt securities include corporate loans purchased in the secondary market).

(6) Issue senior securities to the extent such issuance would violate applicable law.
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(7) Borrow money, except that (i) the Fund may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. The Corporation may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Corporation’s investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when issued and forward commitment transactions and similar investment strategies.

(8) Underwrite securities of other issuers, except insofar as the Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

(9) Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Corporation’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

In addition, under its non-fundamental investment restrictions, Bond Fund may not:

(a) Change its policy of investing under normal circumstances at least 80% of its assets in bonds without providing shareholders with at least 60 days’ prior written notice of such change.

(b) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the 1940 Act, at any time the Fund’s shares are owned by another investment company that is part of the same group of investment companies as the Fund.

(c) Make short sales of securities or maintain a short position, except to the extent permitted by the Prospectus or applicable law.

(d) Invest in securities that cannot be resold, or otherwise marketed, redeemed or put to the issuer or a third party, in the ordinary course of business within seven days at approximately current value, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Board of Directors of the Corporation has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (a “Rule 144A Security”) and determined to be liquid by the Corporation’s Board of Directors are not subject to the limitations set forth in this investment restriction.

(e) Notwithstanding fundamental investment restriction (7) above, the Fund will not borrow amounts in excess of 5% of the total assets of the Fund, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. In addition, the Fund will not purchase securities while borrowings are outstanding.

Except with respect to restriction (7) above, if a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

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APPENDIX B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

        THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 16th day of July, 2007, by and among Master Bond LLC, a registered investment company and a Delaware limited liability company (“Master LLC”), BlackRock Bond Fund, Inc., a registered investment company and a Maryland corporation (the “Corporation”), with respect to BlackRock Bond Fund, a separate series of the Corporation (“Bond Fund”), and BlackRock Funds II (“BlackRock Funds II”), a registered investment company and a Massachusetts business trust (“BlackRock Funds II”), with respect to BlackRock Total Return Portfolio, a separate portfolio of BlackRock Funds II (“Total Return”).

        This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of Total Return in exchange for Investor B2, Investor C, BlackRock, Class R and Service shares of Bond Fund (“Bond Fund Shares”); (ii) the assumption by Bond Fund of the Stated Liabilities (as defined in paragraph 1.3) of Total Return; and (iii) the distribution, after the Closing Date (as defined in paragraph 3.1), of Bond Fund Shares to the shareholders of Total Return and the termination, dissolution and complete liquidation of Total Return, all upon the terms and conditions set forth in this Agreement (the “Reorganization”). In the Reorganization, the assets acquired by Bond Fund from Total Return will be contributed to Master Bond Portfolio (the “Master Portfolio”), a series of Master LLC, in exchange for interests in the Master Portfolio.

        WHEREAS, Bond Fund is a separate series of the Corporation; Bond Fund is organized in a master/feeder structure and invests all of its assets in the Master Portfolio, a series of Master LLC; Total Return is a separate portfolio of BlackRock Funds II; Master LLC, the Corporation and BlackRock Funds II are open-end, registered management investment companies within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”); and Total Return owns securities that generally are assets of the character in which the Master Portfolio is permitted to invest;

        WHEREAS, each of Bond Fund and Total Return is properly treated as a “regulated investment company”under Subchapter M of the Code and Master LLC is managed to allow Bond Fund to qualify as a “regulated investment company” under Subchapter M of the Code;

        WHEREAS, the Corporation is authorized to issue its shares of common stock of Bond Fund;

        WHEREAS, the Board of Directors of Master LLC and the Board of Directors of the Corporation have determined that the Reorganization is in the best interests of Master LLC and Bond Fund, respectively, and that the interests of the existing shareholders of the Master Portfolio and Bond Fund will not be diluted with respect to net asset value as a result of the Reorganization;

        WHEREAS, the Board of Trustees of BlackRock Funds II on behalf of Total Return has determined that the Reorganization is in the best interests of Total Return and that the interests of the existing shareholders of Total Return will not be diluted with respect to net asset value as a result of the Reorganization;

        NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

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ARTICLE I

TRANSFER OF ALL OF THE ASSETS OF TOTAL RETURN IN EXCHANGE FOR
BOND FUND SHARES AND THE ASSUMPTION OF THE STATED LIABILITIES
OF TOTAL RETURN AND THE LIQUIDATION OF TOTAL RETURN

        1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, Total Return agrees to convey, transfer and deliver substantially all of the assets of Total Return described in paragraph 1.2 to Bond Fund free and clear of all liens, encumbrances and claims whatsoever. In exchange, Bond Fund agrees: (a) to deliver to Total Return the number of full and fractional shares of each corresponding class of Bond Fund set forth below, determined by dividing: (i) the aggregate value of Total Return’s assets, net of the liabilities of Total Return, attributable to each share class of Total Return (as set forth below), computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the net asset value of one Bond Fund Share of the corresponding class (as set forth below) computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the Stated Liabilities of Total Return described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1.

        The class of shares of Bond Fund to be issued with respect to each class of shares of Total Return is as follows: holders of Investor A shares of Total Return will receive newly created Service shares of Bond Fund, holders of Investor B shares of Total Return will receive newly created Investor B2 shares of Bond Fund, holders of Investor C shares of Bond Fund will receive Investor C shares of Bond Fund, holders of R shares of Total Return will receive Class R shares of Bond Fund, holders of Institutional shares of Total Return will receive BlackRock shares of Bond Fund, holders of Service shares of Total Return will receive Service shares of Bond Fund and holders of BlackRock shares of Total Return will receive BlackRock shares of Bond Fund. Investor B2 shares, Service shares and BlackRock shares will be newly created classes of shares of Bond Fund.

        1.2 ASSETS TO BE ACQUIRED. The assets of Total Return to be acquired by Bond Fund shall consist of all property owned by Total Return, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records belonging to Total Return, any deferred or prepaid expenses shown as an asset on the books of Total Return on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 7.2 and other than Total Return’s rights under this Agreement (the “Assets”).

        1.3 LIABILITIES TO BE ASSUMED. Total Return will endeavor to identify and discharge, to the extent practicable, all of its liabilities and obligations, including all liabilities relating to operations, before the Closing Date. Bond Fund shall assume only those accrued and unpaid liabilities of Total Return set forth in Total Return’s statement of assets and liabilities as of the Closing Date delivered by Total Return to Bond Fund pursuant to paragraph 5.2 (the “Stated Liabilities”). Bond Fund shall assume only the Stated Liabilities and shall not assume any other debts, liabilities or obligations of Total Return.

        1.4 STATE FILINGS. Prior to the Closing Date, (i) BlackRock Funds II or Total Return shall make any filings with the Commonwealth of Massachusetts that are required under the laws of the Commonwealth of Massachusetts to be made prior to the Closing Date and (ii) the Corporation or Bond Fund shall make any filings with the state of Maryland that are required under the laws of the state of Maryland to be made prior to the Closing Date.

        1.5 LIQUIDATION AND DISTRIBUTION. On or as soon as practicable after the Closing Date Total Return will distribute in complete liquidation of Total Return, pro rata to its shareholders of record, determined as of the close of business at the Valuation Time (the “Total Return Shareholders”), all of the Bond Fund Shares received by Total Return. Upon completion of the distribution of all of the Bond Fund Shares in accordance with the prior sentence, Total Return will thereupon proceed to

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dissolve and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer on the books of Bond Fund of Bond Fund Shares credited to the account of Total Return to open accounts on the share records of Bond Fund in the name of Total Return Shareholders, and representing the respective pro rata number of each class of Bond Fund Shares due Total Return Shareholders holding the corresponding class of Total Return shares. All issued and outstanding shares of Total Return will, simultaneously with the liquidation, be cancelled on the books of Total Return and will be null and void. Bond Fund shall not issue certificates representing Bond Fund Shares in connection with such transfer.

        1.6 OWNERSHIP OF SHARES. Ownership of Bond Fund Shares will be shown on the books of Bond Fund’s transfer agent.

        1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Bond Fund Shares in a name other than the registered holder of Total Return shares on the books of Total Return as of that time shall, as a condition of such transfer, be paid by the person to whom such Bond Fund Shares are to be issued and transferred.

        1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of Total Return, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of Total Return or of BlackRock Funds II, on behalf of Total Return.

        1.9 TERMINATION AND DISSOLUTION. Total Return shall be terminated as a series of BlackRock Funds II and dissolved promptly following all distributions made pursuant to paragraph 1.5 in accordance with the laws of the Commonwealth of Massachusetts and the federal securities laws.

        1.10 BOOKS AND RECORDS. Immediately after the Closing Date, the share transfer books relating to Total Return shall be closed and no transfer of shares shall thereafter be made on such books. All books and records of Total Return, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder transferred to Bond Fund, shall be made available to Total Return from and after the Closing Date at Bond Fund’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.

        1.11 ACTION BY BLACKROCK FUNDS II. BlackRock Funds II, on behalf of Total Return, shall take all actions expressed herein as being the obligations of Total Return on behalf of Total Return.

        1.12 ACTION BY THE CORPORATION. The Corporation, on behalf of Bond Fund, shall take all actions expressed herein as being the obligations of Bond Fund on behalf of Bond Fund.

ARTICLE II

VALUATION

        2.1 VALUATION OF ASSETS. The gross value of the Assets to be acquired by Bond Fund hereunder shall be the gross value of such Assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day prior to the Closing Date (the “Valuation Time”), after the payment of the dividends pursuant to Section 7.3, using Bond Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

        2.2 VALUATION OF SHARES. Full shares of Bond Fund, and to the extent necessary, fractional shares of Bond Fund, of an aggregate net asset value equal to the value of the assets of Total Return acquired, determined as hereinafter provided, reduced by the amount of liabilities of Total Return assumed by Bond Fund, shall be issued by Bond Fund in exchange for such assets of Total Return. The net asset value per share of each class of Bond Fund Shares shall be the net asset value per

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share for that class computed at the Valuation Time using Bond Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties. Such valuation determination shall be made by Bond Fund in cooperation with Total Return.

ARTICLE III

CLOSING AND CLOSING DATE

        3.1 CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur on Monday, September 17, 2007, or such other date as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of 10:00 a.m. on the Closing Date. The Closing shall be held at the offices of Sidley Austin LLP, 787 Seventh Avenue, New York, N.Y. 10019, at 10:00 a.m. Eastern time, or at such other time and/or place as the parties may agree.

        3.2 CUSTODIAN’S CERTIFICATE. Total Return shall instruct its Custodian, PFPC Trust Company (the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Assets have been delivered in proper form to Bond Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by Total Return. Total Return’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to the custodian for Bond Fund, Brown Brothers Harriman & Co., for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by Total Return as of the Closing Date for the account of Bond Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. Total Return’s securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by Total Return shall be transferred and delivered by Total Return as of the Closing Date for the account of Bond Fund.

        3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, on the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of Bond Fund or Total Return are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of Bond Fund or Total Return is impracticable, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored or such other date as the parties may agree to.

        3.4 TRANSFER AGENT’S CERTIFICATE. Total Return shall instruct its transfer agent, PFPC Inc. to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Total Return Shareholders as of the Closing Date, and the number and percentage ownership (to four decimal places) of outstanding shares owned by each Total Return Shareholder immediately prior to the Closing. Bond Fund shall issue and deliver, or instruct its transfer agent to issue and deliver, a confirmation evidencing Bond Fund Shares to be credited on the Closing Date to Total Return, or provide evidence reasonably satisfactory to Total Return that such Bond Fund Shares have been credited to Total Return’s account on the books of Bond Fund.

        3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.

        3.6 FAILURE TO DELIVER ASSETS. If Total Return is unable to make delivery pursuant to paragraph 3.2 hereof to the custodian for Bond Fund of any of the Assets of Total Return for the reason that any of such Assets have not yet been delivered to it by Total Return’s broker, dealer or other counterparty, then, in lieu of such delivery, Total Return shall deliver, with respect to said

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Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by Bond Fund or its custodian, including brokers’ confirmation slips.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

        4.1 REPRESENTATIONS OF TOTAL RETURN. BlackRock Funds II, individually and on behalf of Total Return, represents and warrants to the Corporation, Master LLC and Bond Fund, as follows:

(a) BlackRock Funds II is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust that is duly organized, validly existing and in good standing under laws of the Commonwealth of Massachusetts. Total Return is a legally designated, separate series of BlackRock Funds II. BlackRock Funds II is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on Total Return. BlackRock Funds II, on behalf of Total Return, has all material federal, state and local authorizations necessary to own all of its properties and the Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on Total Return.

(b) BlackRock Funds II is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. BlackRock Funds II is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to Total Return.

(c) The Registration Statement on Form N-14 and the Combined Prospectus/Proxy Statement contained therein as so amended or supplemented (the “Registration Statement”) as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to BlackRock Funds II and Total Return, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to BlackRock Funds II and Total Return, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by BlackRock Funds II with respect to BlackRock Funds II and Total Return for use in the Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) Total Return’s prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) Neither BlackRock Funds II nor Total Return is in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by BlackRock Funds II individually and on behalf of Total Return will not result in the violation of, Massachusetts law or any provision of BlackRock Funds II’s declaration of trust or bylaws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which BlackRock Funds II (with respect to Total Return) or Total Return is a party or by which

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it is bound, nor will the execution, delivery and performance of this Agreement by BlackRock Funds II individually and on behalf of Total Return result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which BlackRock Funds II or Total Return is a party or by which it is bound.

(f) Neither BlackRock Funds II nor Total Return has any material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or reflected as Stated Liabilities in the statement of assets and liabilities as provided in paragraph 5.2 hereof.

(g) No litigation, claims, actions, suits, proceeding or investigation of or before any court or governmental body is pending or to BlackRock Funds II’s knowledge threatened against Total Return or any of its properties or assets which, if adversely determined, would materially and adversely affect BlackRock Funds II’s or Total Return’s financial condition, the conduct of its business or which would prevent or hinder the ability of Total Return to carry out the transactions contemplated by this Agreement. Neither BlackRock Funds II nor Total Return knows of any facts that might form the basis for the institution of such proceedings and neither is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(h) The audited financial statements of Total Return as of September 30, 2006 and for the fiscal year then ended, have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied and have been audited by Deloitte & Touche LLP, and such statements (true and complete copies of which have been furnished to Bond Fund) fairly reflect the financial condition and the results of operations of Total Return as of such date and the results of operations and changes in net assets for the periods indicated, and there are no liabilities of Total Return whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements. The unaudited financial statements of Total Return for the six months ended March 31, 2007 have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied by Total Return, and such statements (true and complete copies of which have been furnished to Bond Fund) fairly reflect the financial condition and the results of operations of Total Return as of such date and the results of operations and changes in net assets for the periods indicated, and there are no liabilities of Total Return whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements.

(i) There have been no changes in the financial position of Total Return as reflected in the audited financial statements of Total Return for the fiscal year ended September 30, 2006 and the unaudited financial statements for the six months ended March 31, 2007, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Total Return shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in Total Return’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of Total Return (other than changes occurring in the ordinary course of business), or any incurrence by Total Return of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by Bond Fund. For the purposes of this paragraph 4.1(i), a decline in the net asset value of Total Return due to declines in the value of Total Return’s Assets, the discharge of Total Return’s liabilities or the redemption of Total Return shares by Total Return Shareholders shall not constitute a material adverse change.

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(j) Since September 30, 2006 there has not been (i) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of Total Return other than changes in the ordinary course of its business, or any pending or threatened litigation, which has had or may have a material adverse effect on such business, results of operations, assets or financial condition; (ii) issued any option to purchase or other right to acquire shares of Total Return granted by or on behalf of Total Return to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the prospectus for Total Return; (iii) any entering into, amendment or termination of any contract or agreement by or on behalf of Total Return, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of Total Return for borrowed money or any commitment to borrow money by or on behalf of Total Return; (v) any amendment of Total Return’s organizational documents in a manner materially affecting Total Return; and (vi) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of Total Return other than a lien for taxes not yet due and payable.

(k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of Total Return required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of Total Return’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(l) BlackRock Funds II has an unlimited number of authorized shares of beneficial interest of which, as of March 31, 2007, there were outstanding 47,520,169 shares of Total Return, and no shares of Total Return were held in the treasury of BlackRock Funds II. All issued and outstanding shares of beneficial interest of Total Return have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933 (the “1933 Act”) and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. All of the issued and outstanding shares of Total Return will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of Total Return’s transfer agent as provided in paragraph 3.4. Total Return has no outstanding options, warrants or other rights to subscribe for or purchase any of Total Return shares and has no outstanding securities convertible into any of Total Return shares.

(m) At the Closing Date, BlackRock Funds II, on behalf of Total Return, will have good and marketable title to the Assets to be transferred to Bond Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which Bond Fund has received notice and which have been taken into account in the net asset valuation of Total Return, and upon delivery of the Assets and the filing of any documents that may be required under Massachusetts state law Bond Fund will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by Bond Fund.

(n) BlackRock Funds II, individually and on behalf of Total Return, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the trustees of BlackRock Funds II. This Agreement constitutes a valid and binding obligation of BlackRock Funds II, enforceable in accordance with its terms and no other corporate action or proceedings by BlackRock Funds II are necessary to authorize this Agreement and the

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transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by BlackRock Funds II and Total Return for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(p) BlackRock Funds II has elected to qualify Total Return as a “regulated investment company under the Code (a “RIC”) and Total Return has so qualified as a RIC as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; qualifies and will continue to qualify as a RIC under the Code through the date of Reorganization; and has satisfied the distribution requirements imposed by the Code for each of its taxable years.

(q) Except for the Registration Statement and the approval of this Agreement by Total Return Shareholders, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by BlackRock Funds II, on behalf of Total Return, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the shareholders of Total Return as described in paragraph 4.1(r) is required for the consummation by BlackRock Funds II, on behalf of Total Return, of the transactions contemplated by this Agreement.

(r) Total Return has called a special meeting of Total Return Shareholders to consider and act upon this Agreement (or transactions contemplated hereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than September 30, 2007 (or such other date as the parties may agree to in writing).

        4.2 REPRESENTATIONS OF BOND FUND. Master LLC and the Corporation, individually and on behalf of Bond Fund, represent and warrant to the BlackRock Funds II, on behalf of Total Return, as follows:

(a) Master LLC is a limited liability company that is duly organized, validly existing and in good standing under the laws of the State of Delaware. The Corporation is a corporation that is duly incorporated, validly existing and in good standing under the laws of the State of Maryland. Bond Fund is a legally designated separate series of the Corporation. Master LLC is duly authorized to transact business in the State of Delaware and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on Bond Fund. The Corporation is duly authorized to transact business in the State of Maryland and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on Bond Fund. Each of Master LLC and the Corporation, on behalf of Bond Fund, has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on Bond Fund.

(b) Each of Master LLC and the Corporation is registered as an open-end management investment company under the 1940 Act, and such registration with the Commission as an investment company under the 1940 Act is in full force and effect. Each of Master LLC and the Corporation is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to Bond Fund.

(c) The Registration Statement, as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to Master LLC, the Corporation and Bond Fund, in all material respects to the requirements of the federal and

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state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to Master LLC, the Corporation and Bond Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations and warranties in this paragraph 4.2 apply to statements or omissions made in reliance upon and in conformity with written information concerning BlackRock Funds II and Total Return furnished to the Corporation or Bond Fund by BlackRock Funds II or Total Return from the effective date of the Registration Statement through the time of the meeting of Total Return Shareholders and on the Closing Date. Any written information furnished by Master LLC, the Corporation or Bond Fund with respect to Master LLC, the Corporation or Bond Fund for use in the Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) Bond Fund’s prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) Each of Master LLC, the Corporation and Bond Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by Master LLC and the Corporation will not result in the violation of, Delaware law or Maryland law, respectively, or any provision of Master LLC’s Limited Liability Company Agreement or bylaws, the Corporation’s charter or bylaws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which Master LLC or the Corporation (with respect to Bond Fund) or Bond Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by Master LLC and the Corporation, individually and on behalf of Bond Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which Master LLC, the Corporation or Bond Fund is a party or by which it is bound.

(f) No litigation, claims, actions, suits, proceedings or investigations of or before any court or governmental body are pending or to Master LLC’s or the Corporation’s knowledge threatened against Master LLC or any of its properties or its assets or against Bond Fund or any of its properties or its assets which, if adversely determined, would materially and adversely affect Master LLC’s or Bond Fund’s financial condition or the conduct of its business or which would prevent or hinder the ability of Master LLC or Bond Fund to carry out the transactions contemplated by this Agreement. Neither Master LLC nor Bond Fund knows of any facts that might form the basis for the institution of such proceedings and neither is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The audited financial statements of each of Master LLC (as it relates to the Master Portfolio) and Bond Fund as of September 30, 2006 and for the fiscal year then ended have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied and have been audited by Deloitte & Touche LLP, and such statements (true and complete copies of which have been furnished to Total Return) fairly reflect the financial condition and the results of operations of each of the Master Portfolio and Bond Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no liabilities of Master LLC or Bond Fund whether actual or

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contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements. The unaudited financial statements of Master LLC (as they relate to the Master Portfolio) and Bond Fund for the six months ended March 31, 2007 have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied by Master LLC and Bond Fund, and such statements (true and complete copies of which have been furnished to Total Return) fairly reflect the financial condition and the results of operations of Master LLC (as it relates to the Master Portfolio) and Bond Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no liabilities of the Master Portfolio and Bond Fund whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements.

(h) There have been no changes in the financial position of Master LLC or Bond Fund as reflected in the respective audited financial statements as of September 30, 2006, and for the fiscal year then ended and the unaudited financial statements for the six months ended March 31, 2007, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Bond Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.2(g) above, there has been no material adverse change in Master LLC’s or Bond Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business (other than changes in the ordinary course of business) of Master LLC or Bond Fund, or any incurrence by Master LLC or Bond Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by Total Return. For the purposes of this paragraph 4.2(h), a decline in the net asset value of Bond Fund due to declines in the value of Bond Fund’s assets, the discharge of Bond Fund’s liabilities or the redemption of Bond Fund shares by Bond Fund shareholders shall not constitute a material adverse change.

(i) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of Master LLC and Bond Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of Master LLC’s and Bond Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(j) Master LLC has an unlimited number of authorized interests. The Corporation has 4,400,000,000 authorized shares of common stock, par value $0.10 per share, of which 1,200,000,000 shares were allocated to Bond Fund; as of March 31, 2007, there were outstanding 218,702,968 shares of Bond Fund. All issued and outstanding interests of Master LLC and shares of common stock of Bond Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act or an exemption therefrom and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. Bond Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of Bond Fund shares and has no outstanding securities convertible into any of Bond Fund’s shares.

(k) At the Closing Date, Master LLC, on behalf of the Master Portfolio, and the Corporation, on behalf of Bond Fund, will have good and marketable title to all of Bond Fund’s assets and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which Total Return has received notice at or prior to the Closing Date.

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(l) Each of Master LLC and the Corporation, individually and on behalf of Bond Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the directors of Master LLC and the directors of the Corporation. This Agreement constitutes a valid and binding obligation of Master LLC and the Corporation, enforceable in accordance with its terms and no other corporate action or proceedings by Master LLC or the Corporation are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The Bond Fund Shares to be issued and delivered to Total Return for the account of Total Return Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, Bond Fund Shares will be duly and validly issued and will be fully paid and nonassessable (except as disclosed in Bond Fund’s prospectus effective on the Closing Date).

(n) The information to be furnished by Master LLC and Bond Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(o) The Corporation has elected to qualify Bond Fund as a RIC and Bond Fund has so qualified as a RIC as of and since its first taxable year and will continue to qualify as a RIC under the Code through the Closing Date and thereafter. Bond Fund has satisfied the distribution requirements imposed by the Code for each of its taxable years. Master LLC has caused the Master Portfolio to be managed so as to allow Bond Fund to qualify as a RIC and the Master Portfolio will continue to be managed so as to allow Bond Fund to qualify through the Reorganization and thereafter.

(p) No consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by Master LLC and the Corporation on behalf of Bond Fund of the transactions contemplated herein. No consent of or notice to any third party or entity other than the shareholders of Total Return as described in paragraph 4.1(r) is required for the consummation by Master LLC and Bond Fund of the transactions contemplated by this Agreement.

ARTICLE V

COVENANTS OF MASTER LLC (AS IT RELATES TO THE MASTER
PORTFOLIO), THE CORPORATION, BOND FUND,
BLACKROCK FUNDS II AND TOTAL RETURN

        5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 7.3, each of Master LLC (as it relates to the Master Portfolio), Bond Fund and Total Return will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

        5.2 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, Total Return shall make available to Bond Fund’s officers and agents all books and records of Total Return.

        5.3 ADDITIONAL INFORMATION. BlackRock Funds II and Total Return will assist Bond Fund in obtaining such information as Bond Fund reasonably requests concerning the beneficial ownership of Total Return’s shares.

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        5.4 CONTRACT TERMINATION. Total Return will terminate all agreements to which it is a party (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Stated Liabilities.

        5.5 FURTHER ACTION. Subject to the provisions of this Agreement, Bond Fund, Master LLC and Total Return will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, each of BlackRock Funds II and Total Return covenants that it will, as and when reasonably requested by Bond Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as Bond Fund may reasonably deem necessary or desirable in order to vest in and confirm Bond Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

        5.6 PREPARATION OF REGISTRATION STATEMENT. Bond Fund will prepare and file with the Commission the Registration Statement relating to Bond Fund Shares to be issued to shareholders of Total Return. The Registration Statement shall include a combined prospectus/proxy statement relating to the transactions contemplated by this Agreement. At the time the Registration Statement becomes effective, at the time of the Total Return Shareholders meeting and at the Closing Date, the Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the meeting of Total Return Shareholders to consider the approval of this Agreement and the transactions contemplated herein, including in the case of Total Return any special interim financial information necessary for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

        5.7 TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither Master LLC, the Corporation, BlackRock Funds II, Bond Fund nor Total Return shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, Master LLC, the Corporation, Bond Fund, BlackRock Funds II and Total Return will take such action, or cause such action to be taken, as is reasonably necessary to enable Sidley Austin LLP, counsel to Master LLC and the Corporation, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Sidley Austin LLP).

        5.8 REASONABLE BEST EFFORTS. Each of Master LLC, the Corporation, Bond Fund, BlackRock Funds II and Total Return shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

        5.9 AUTHORIZATIONS. The Corporation and Bond Fund agree to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as they may deem appropriate in order to operate in the normal course of business after the Closing Date.

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ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF
TOTAL RETURN AND BLACKROCK FUNDS II

        The obligations of BlackRock Funds II and Total Return to consummate the transactions provided for herein shall be subject, at its election, to the performance by Master LLC, the Corporation and Bond Fund of all the obligations to be performed by Master LLC, the Corporation and Bond Fund pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:

        6.1 All representations, covenants and warranties of Master LLC, the Corporation and Bond Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. Master LLC and the Corporation, with respect to itself and on behalf of Bond Fund, shall each have delivered to Total Return a certificate to such effect, executed in the name of Master LLC or the Corporation by its respective President or a Vice President and Treasurer, in form and substance satisfactory to Total Return and dated as of the Closing Date.

        6.2 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets at the Valuation Time, Bond Fund shall have declared a dividend or dividends, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends, shall have the effect of distributing to the Bond Fund shareholders all of Bond Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).

        6.3 As of the Closing Date, and subject to Section 8.2, there shall have been no material change in the investment objectives, policies and restrictions nor any material increase in the investment management fees or other fees payable for services provided to Bond Fund nor any material reduction in the fee waiver or expense reduction undertakings from those described in the most recent prospectus and statement of additional information of Bond Fund other than shall have been previously disclosed to Total Return.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF BOND FUND,
THE CORPORATION AND MASTER LLC

        The obligations of the Corporation, Master LLC and Bond Fund to consummate the transactions provided for herein shall be subject, at their election, to the performance by BlackRock Funds II and Total Return of all the obligations to be performed by BlackRock Funds II and Total Return pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

        7.1 All representations, covenants and warranties of each of BlackRock Funds II and Total Return contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. Total Return shall have delivered to Master LLC and to Bond Fund on the Closing Date a certificate to such effect, executed in BlackRock Funds II’s name by BlackRock Funds II’s President or a Vice President and the Treasurer, in form and substance satisfactory to Bond Fund and dated as of the Closing Date.

        7.2 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets at the Valuation Time, Total Return shall have declared a dividend or dividends, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous

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dividends, shall have the effect of distributing to Total Return Shareholders all of Total Return’s investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carryforward).

        7.3 As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions nor any material increase in the investment management fees, fee levels payable pursuant to any 12b-1 plan or distribution or shareholder servicing plan or agreement, other fees payable for services provided to Total Return, or sales loads of Total Return nor any material reduction in the fee waiver or expense reduction undertakings from those described in the Registration Statement.

        7.4 Total Return shall have taken all steps required to terminate all agreements to which it is a party (other than this Agreement), other than as accrued as part of the Stated Liabilities; BlackRock Funds II shall have taken all steps required to terminate all agreements to which it is a party (other than this Agreement), that relate to Total Return, other than as accrued as part of the Stated Liabilities.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF
BOND FUND, MASTER LLC, THE CORPORATION,
BLACKROCK FUNDS II AND TOTAL RETURN

        If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to Master LLC, the Corporation or Bond Fund (collectively, the “Bond Fund Party”), or BlackRock Funds II or Total Return (collectively, the “Total Return Party”), the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

        8.1 This Agreement and the transactions contemplated herein, with respect to Total Return, shall have been approved by the requisite vote of the holders of the outstanding shares of Total Return in accordance with the provisions of Total Return’s declaration of trust and bylaws, applicable Massachusetts law and the 1940 Act. Evidence of such approval shall have been delivered to Bond Fund, in such form as shall be reasonably acceptable to Bond Fund. Notwithstanding anything herein to the contrary, neither Bond Fund nor Total Return may waive the conditions set forth in this paragraph 8.1.

        8.2 An amendment to the investment objectives of Bond Fund and the Master Portfolio, to provide that the investment objective of each of Bond Fund and the Master Portfolio is amended to be: “to realize a total return that exceeds that of the Lehman Brothers U.S. Aggregate Index,” shall have been approved by the Board of the Corporation, the Board of Master LLC, and the requisite vote of the holders of the outstanding shares of Bond Fund and shares in the Master Portfolio, as applicable, in accordance with the provisions of the Articles of Incorporation of the Corporation, as amended and supplemented, the Limited Liability Company Agreement of Master LLC, as amended and supplemented, the respective By-Laws of the Corporation and Master LLC, applicable Maryland law, applicable Delaware law and the 1940 Act.

        8.3 The Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

        8.4 All third party consents and all consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal authorities)

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in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of Bond Fund, Master LLC or Total Return, provided that any party hereto may waive any such conditions for itself.

        8.5 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The registration statement of the Corporation on Form N-1A under the 1940 Act covering the sale of shares of Bond Fund shall be effective.

        8.6 As of the Closing Date, there shall be no pending litigation brought by any person against Master LLC, the Corporation, Bond Fund, BlackRock Funds II or Total Return or any of the investment advisers, trustees, directors or officers of the foregoing, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

        8.7 BlackRock Funds II, the Corporation and Master LLC each shall have received an opinion of Sidley Austin LLP, counsel to Master LLC and the Corporation substantially to the effect that, based on certain facts, assumptions and representations of the parties, for federal income tax purposes:

(a) the transfer of all of the Assets solely in exchange for Bond Fund Shares and the assumption by Bond Fund of the Stated Liabilities of Total Return followed by the distribution of Bond Fund Shares to Total Return Shareholders in complete liquidation of Total Return will constitute a “reorganization” within the meaning of Section 368(a) of the Code and Bond Fund and Total Return will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) no gain or loss will be recognized by Bond Fund upon the receipt of all of the Assets solely in exchange for Bond Fund Shares and the assumption by Bond Fund of the Stated Liabilities of Total Return;

(c) no gain or loss will be recognized by Total Return upon the transfer of the Assets to Bond Fund solely in exchange for Bond Fund Shares and the assumption by Bond Fund of the Stated Liabilities of Total Return or upon the distribution (whether actual or constructive) of Bond Fund Shares to Total Return Shareholders in exchange for such shareholders’ shares of Total Return in liquidation of Total Return;

(d) no gain or loss will be recognized by Total Return Shareholders upon the exchange of their Total Return shares solely for Bond Fund Shares in the Reorganization;

(e) the aggregate tax basis of Bond Fund Shares received by each Total Return Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of Total Return shares exchanged therefor by such shareholder;

(f) the holding period of Bond Fund Shares to be received by each Total Return Shareholder pursuant to the Reorganization, including fractional shares to which he, she or it may be entitled, will include the period during which Total Return shares exchanged therefor were held by such shareholder, provided such Total Return shares are held as capital assets at the time of the Reorganization;

(g) the tax basis of the Assets acquired by Bond Fund will be the same as the tax basis of such Assets to Total Return immediately before the Reorganization;

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(h) the holding period of the Assets in the hands of Bond Fund will include the period during which those assets were held by Total Return;

(i) neither Bond Fund nor the Master Portfolio will recognize gain or loss on the transfer by Bond Fund to the Master Portfolio of the Assets received in exchange for interests in the Master Portfolio;

(j) Bond Fund’s tax basis in the Master Portfolio interests received in exchange for the Assets transferred by Bond Fund will equal its basis in the Assets transferred;

(k) the tax basis of the Assets in the hands of the Master Portfolio will be the same as their tax basis in the hands of Bond Fund;

(l) Bond Fund’s holding period in the Master Portfolio interests received in exchange for the transferred Assets will include its holding period for the Assets transferred; and

(m) the Master Portfolio’s holding period for the Assets received from Bond Fund will include Bond Fund’s holding period for such Assets.

        Such opinion shall be based on customary assumptions and such representations as Sidley Austin LLP may reasonably request, and each of Master LLC, the Corporation, Bond Fund, BlackRock Funds II and Total Return will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither Master LLC, the Corporation, Bond Fund, BlackRock Funds II nor Total Return may waive the condition set forth in this paragraph 8.7.

ARTICLE IX

EXPENSES

        Except as otherwise expressly provided in this Agreement, BlackRock, Inc., or one of its affiliates, shall bear the direct and indirect expenses and the reasonable out-of-pocket costs incurred by the parties to this Agreement in connection with the purchase and sale of assets and liquidation and dissolution of Total Return contemplated by the provisions of this Agreement, including all direct and indirect expenses and out-of-pocket costs and expenses incurred by the parties hereto in connection with the preparation of the Registration Statement and the printing and mailing of the proxy statement and the solicitation of the related proxies for Total Return.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

        10.1 Master LLC, the Corporation and BlackRock Funds II agree that no party has made to the other party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement among the parties relating to the Reorganization.

        10.2 The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.

ARTICLE XI

TERMINATION

        11.1 This Agreement may be terminated by the mutual agreement of BlackRock Funds II, Master LLC and the Corporation. In addition, BlackRock Funds II, Master LLC or the Corporation may at their option terminate this Agreement at or before the Closing Date due to:

(a) a material breach by another party of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

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(b) a condition herein expressed to be precedent to the obligations of the terminating party or the parties that has not been met if it reasonably appears that it will not or cannot be met.

        11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Corporation, Bond Fund, Total Return, BlackRock Funds II or Master LLC, or the respective Board of Trustees/Directors of Master LLC, the Corporation or BlackRock Funds II or their officers, to any other party or its Board of Trustees/Directors. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XII

AMENDMENTS

        This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the officers of BlackRock Funds II, Master LLC and the Corporation as specifically authorized by their respective Board of Trustees or Directors; provided, however, that, following the meeting of Total Return Shareholders called by Total Return pursuant to paragraph 4.1(r) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Bond Fund Shares to be issued to Total Return Shareholders under this Agreement to the detriment of such Total Return Shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

        13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

        13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

        13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

        13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

        13.5 It is expressly agreed that the obligations of BlackRock Funds II hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of BlackRock Funds II personally, but shall bind only the property of Total Return, as provided in the declaration of trust of BlackRock Funds II. Moreover, no series of BlackRock Funds II other than Total Return shall be responsible for the obligations of BlackRock Funds II hereunder, and all persons shall look only to the assets of Total Return to satisfy the obligations of BlackRock Funds II and Total Return hereunder. The execution and delivery of this Agreement have been authorized by the Board of Trustees of BlackRock Funds II with respect to BlackRock Funds II and Total Return and signed by authorized officers of BlackRock Funds II, acting as such. Neither the authorization by such Board of Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of Total Return as provided in BlackRock Funds II’s declaration of trust.

B-17

ARTICLE XIV

NOTICES

        Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable party: to Master LLC, the Corporation or Bond Fund, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, Attention: Robert C. Doll, Jr., or to BlackRock Funds II or Total Return, 40 East 52nd St., New York, New York 10022, Attention: Robert Connolly or to any other address that Master LLC, the Corporation, Bond Fund, BlackRock Funds II or Total Return shall have last designated by notice to the other party.

        IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

Master Bond LLC

By:	Name: Title:

BlackRock Bond Fund, Inc., individually and on behalf of its series Black Rock Bond Fund

By:	Name: Title:

BlackRock Funds II, individually and on behalf of its portfolio BlackRock Total Return Portfolio

By:	Name Title:
B-18

BLACKROCK TOTAL RETURN PORTFOLIO,
A PORTFOLIO OF BLACKROCK FUNDS II

BLACKROCK BOND FUND,
A SERIES OF BLACKROCK BOND FUND, INC.

PART B

STATEMENT OF ADDITIONAL INFORMATION

July 19, 2007

        This Statement of Additional Information (the “SAI”) relates to the proposed reorganization (the “Reorganization”) of BlackRock Total Return Portfolio (“Total Return”), a series of BlackRock Funds II (“BlackRock Funds II”), a Massachusetts business trust, into BlackRock Bond Fund (“Bond Fund”), a series of BlackRock Bond Fund, Inc., a Maryland corporation (the “Corporation”).

        This SAI contains information which may be of interest to shareholders of Total Return relating to the Reorganization, but which is not included in the Combined Prospectus/Proxy Statement dated July 19, 2007 (the “Combined Prospectus/Proxy Statement”). As described in the Combined Prospectus/Proxy Statement, the Reorganization would involve the transfer of substantially all the assets of, and the assumption of certain stated liabilities of, Total Return in exchange for shares of Bond Fund. Total Return would distribute Bond Fund shares it receives to its shareholders in complete liquidation of Total Return.

        This SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus/Proxy Statement. The Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing to BlackRock Bond Fund of BlackRock Bond Fund, Inc., P.O. Box 9011, Princeton, New Jersey 08543-9011, or by calling (800) 441-7762.

        Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus/Proxy Statement.

TABLE OF CONTENTS

Additional Information about Bond Fund and Total Return	SAI-2
Financial Statements	SAI-2
Pro Forma Schedule of Investments for Master Bond Portfolio as of March 31, 2007 (Unaudited)	F-1
Pro Forma Statement of Assets and Liabilities as of March 31, 2007 (Unaudited)	F-16
Pro Forma Statement of Operations for the twelve months ended March 31, 2007 (Unaudited)	F-20
Notes to Pro Forma Financial Statements (Unaudited)*	F-22

*	The accompanying notes are an integral part of the pro forma financial statements and schedules.

SAI-1

ADDITIONAL INFORMATION ABOUT BOND FUND AND TOTAL RETURN

        For Bond Fund: Incorporates by reference the Statement of Additional Information for Bond Fund dated January 25, 2007, as supplemented, included in the Registration Statement on Form N-1A of the Corporation, as filed with the Securities and Exchange Commission.

        Bond Fund is organized in a “master/feeder” structure and is a feeder fund that invests all of its assets in a portfolio, the Master Bond Portfolio (the “Master Portfolio”), of Master Bond LLC (the “Master LLC”), that has the same investment objective and strategies as Bond Fund. Investment management arrangements are at the Master LLC level. In the Reorganization, the assets acquired by Bond Fund from Total Return will be contributed to the Master Portfolio in exchange for interests in the Master Portfolio.

        For Total Return: Incorporates by reference the Statement of Additional Information for Total Return dated June 1, 2007, as supplemented, included in the Registration Statement on Form N-1A of BlackRock Funds(1), as filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

        This SAI incorporates by reference (i) the Annual Report of Bond Fund for the year ended September 30, 2006, including the financial statements of the Master Portfolio, a series of the Master LLC, (ii) the Annual Report of Total Return for the year ended September 30, 2006, (iii) the Semi-Annual Report of Bond Fund for the six months ended March 31, 2007 and (iv) the Semi-Annual Report of Total Return for the six months ended March 31, 2007. Each of these reports contains historical financial information regarding the Funds and have been filed with the Securities and Exchange Commission. The financial statements therein, and the reports of the independent registered public accounting firm therein, are incorporated herein by reference.

        Pro forma financial statements of Total Return and Bond Fund are provided on the following pages.

        The unaudited pro forma portfolio of investments and pro forma statement of assets and liabilities reflect financial positions as if the transaction occurred on March 31, 2007. The unaudited pro forma statement of operations reflects expenses for the twelve months ended March 31, 2007. The pro forma financial statements give effect to the proposed exchange of shares of Bond Fund for the assets and liabilities of Total Return, with Bond Fund being the surviving entity. The proposed transaction will be accounted for as a tax-free reorganization in accordance with accounting principles generally accepted in the United States. The historical cost basis of the investments is carried over to the surviving entity. It is not anticipated that Bond Fund will sell any securities of Total Return acquired in the Reorganization other than in the ordinary course of business.

(1)	Until June 8, 2007, Total Return was a series of BlackRock Funds. Effective June 8, 2007, pursuant to a reorganization transaction, Total Return became a series of BlackRock Funds II.

SAI-2

Pro Forma Condensed Combined Schedule of Investments for
Master Bond Portfolio and
BlackRock Total Return Portfolio
As of March 31, 2007 (unaudited)

	Face Amount				Value (in U.S. dollars)
	Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined	Asset-Backed Securities†	Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined

				ACE Securities Corp. (b):
USD	580,803	—	580,803	Series 2003-OP1 Class A2, 5.69% due 12/25/2033	$ 581,795	$ —	$ 581,795
	11,203,000	—	11,203,000	Series 2005-ASP1 Class M1, 6.01% due 9/25/2035	10,945,141	—	10,945,141
	29,000,000	—	29,000,000	Series 2005-HE6 Class A2B, 5.53% due 10/25/2035	29,007,378	—	29,007,378
	22,556,802	—	22,556,802	Series 2006-NC3 Class A2A, 5.37% due 12/25/2036	22,555,086	—	22,555,086

	20,472,528	—	20,472,528	Aegis Asset Backed Securities Trust Series 2006-1 Class A1, 5.40% due 1/25/2037 (b)	20,469,500	—	20,469,500

				American Express Credit Account Master Trust (b):
	—	2,675,000	2,675,000	Series 2005-3 Class A, 5.32% due 1/18/2011	—	2,671,818	2,671,818
	—	2,850,000	2,850,000	Series 2006-1 Class A, 5.35% due 12/15/2013	—	2,851,037	2,851,037

				Ameriquest Mortgage Securities, Inc. (b):
	11,525,000	—	11,525,000	Series 2003-7 Class M1, 6.18% due 8/25/2033	11,601,699	—	11,601,699
	8,800,000	—	8,800,000	Series 2004-R1 Class M2, 5.91% due 2/25/2034	8,814,674	—	8,814,674

	18,422,212	—	18,422,212	Asset Backed Funding Certificates Series 2006-OPT3 Class A3A, 5.38% due 11/25/2036 (b)	18,423,412	—	18,423,412

	29,100,000	—	29,100,000	Banc of America Securities Auto Trust Series 2006-G1 Class A4, 5.17% due 12/20/2010	29,209,378	—	29,209,378

				Bank One Issuance Trust (b):
	—	3,450,000	3,450,000	Series 2002-A5 Class A5, 5.44% due 6/15/2010	—	3,452,612	3,452,612
	28,350,000	3,650,000	32,000,000	Series 2002-A6 Class A, 5.51% due 6/15/2012	28,500,059	3,669,320	32,169,379
	—	2,375,000	2,375,000	Series 2003-A3 Class A3, 5.43% due 12/15/2010	—	2,378,167	2,378,167

				Bear Stearns Asset Backed Securities, Inc. (b):
	9,290,075	—	9,290,075	Series 2005-4 Class A, 5.66% due 1/25/2036	9,290,040	—	9,290,040
	—	487,518	487,518	Series 2006-EC1 Class A1, 5.4% due 12/25/2035	—	487,562	487,562
	29,300,000	—	29,300,000	Series 2005-HE10 Class A2, 5.62% due 8/25/2035	29,347,469	—	29,347,469
	11,407,000	—	11,407,000	Series 2005-SD1 Class 1A2, 5.63% due 7/25/2027	11,429,820	—	11,429,820
	21,011,127	—	21,011,127	Series 2006-HE8 Class 1A1, 5.46% due 10/25/2036	21,007,679	—	21,007,679
	17,385,914	—	17,385,914	Series 2006-HE10 Class 21A1, 5.43% due 10/25/2036	17,396,958	—	17,396,958

				Capital Auto Receivables Asset Trust:
	4,850,000	—	4,850,000	Series 2004-2 Class D, 5.82% due 5/15/2012 (a)	4,799,091	—	4,799,091
	—	2,400,200	2,400,200	Series 2005-1 Class A4, 4.05% due 7/15/2009	—	2,388,377	2,388,377
	—	4,650,000	4,650,000	Series 2006-SN1A Class A2A, 5.4% due 1/20/2009 (a)	—	4,651,697	4,651,697

				Carrington Mortgage Loan Trust (b):
	—	1,314,932	1,314,932	Series 2006-FRE1 Class A1, 5.385% due 7/25/2036	—	1,314,999	1,314,999
	20,283,921	3,204,375	23,488,296	Series 2006-NC5 Class A1, 5.37% due 1/25/2037	20,295,748	3,203,892	23,499,640
	25,786,283	—	25,786,283	Series 2007-RFC1 Class A1, 5.37% due 12/25/2036	25,804,393	—	25,804,393

				Chase Credit Card Master Trust (b):
	—	2,750,000	2,750,000	Series 2002-7 Class A, 5.44% due 2/15/2010	—	2,752,082	2,752,082
	—	3,125,000	3,125,000	Series 2004-2 Class A, 5.36% due 9/15/2009	—	3,125,190	3,125,190

				Chase Issuance Trust:
	—	2,275,000	2,275,000	Series 2004-A9 Class A9, 3.22% due 6/15/2010	—	2,250,828	2,250,828
	—	3,600,000	3,600,000	Series 2005-A5 Class A5, 5.34% due 2/15/2012 (b)	—	3,603,015	3,603,015

	—	2,375,000	2,375,000	Series 2006-A3 Class A3, 5.31% due 7/15/2011 (b)	—	2,376,434	2,376,434

	10,900,000	—	10,900,000	Chase Manhattan Auto Owner Trust Series 2006-A Class A4, 5.36% due 1/15/2013	10,985,449	—	10,985,449

				Citibank Credit Card Issuance Trust:
	—	1,125,000	1,125,000	Series 2003-A3 Class A3, 3.10% due 3/10/2010	—	1,103,355	1,103,355
	—	1,805,000	1,805,000	Series 2003-A6 Class A6, 2.90% due 5/17/2010	—	1,760,805	1,760,805
	—	3,525,000	3,525,000	Series 2003-A9 Class A9, 5.46% due 11/22/2010 (b)	—	3,530,506	3,530,506
	—	2,550,000	2,550,000	Series 2006-A2 Class A2, 4.85% due 2/10/2011	—	2,543,567	2,543,567

				Countrywide Asset Backed Certificates (b):
	2,730,564	—	2,730,564	Series 2003-2 Class M1, 6.028% due 6/26/2033	2,735,183	—	2,735,183
	909,397	—	909,397	Series 2003-BC3 Class A2, 5.64% due 9/25/2033	909,610	—	909,610
	10,300,000	—	10,300,000	Series 2004-13 Class AF4, 4.583% due 1/25/2033	10,160,322	—	10,160,322
	—	369,529	369,529	Series 2004-13 Class AV4, 5.61% due 6/25/2035	—	369,665	369,665
	10,715,000	—	10,715,000	Series 2004-13 Class MF1, 5.071% due 12/25/2034	10,487,757	—	10,487,757
	2,861,548	—	2,861,548	Series 2004-5 Class A, 5.78% due 10/25/2034	2,880,104	—	2,880,104
	8,750,000	—	8,750,000	Series 2004-5 Class M2, 6% due 7/25/2034	8,784,025	—	8,784,025
	—	250,163	250,163	Series 2005-BC5 Class 3A1, 5.42% due 10/25/2007	—	250,182	250,182
	27,999,007	—	27,999,007	Series 2006-20 Class 2A1, 4.77% due 4/25/2028	28,116,844	—	28,116,844
	25,669,658	—	25,669,658	Series 2006-21 Class 2A1, 5.37% due 12/25/2036	25,675,904	—	25,675,904
	19,572,613	—	19,572,613	Series 2006-22 Class 2A1, 5.40% due 12/25/2036	19,577,449	—	19,577,449
	27,836,435	3,573,596	31,410,031	Series 2006-25 Class 2A1, 5.39% due 6/25/2037	27,854,130	3,573,017	31,427,147
	16,142,274	—	16,142,274	Series 2006-26 Class 2A1, 5.43% due 6/25/2037	16,140,936	—	16,140,936
	—	1,892,855	1,892,855	Series 2006-8 Class 2A1, 5.35% due 4/25/2028	—	1,891,680	1,891,680

	25,800,000	—	25,800,000	Daimler Chrysler Auto Trust Series 2006-D Class A3, 4.98% due 2/08/2011	25,801,166	—	25,801,166

F-1

Pro Forma Condensed Combined Schedule of Investments for
Master Bond Portfolio and
BlackRock Total Return Portfolio
As of March 31, 2007 (unaudited) (continued)

	Face Amount				Value (in U.S. dollars)
	Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined	Asset-Backed Securities†	Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined

USD	—	2,350,000	2,350,000	Discover Card Master Trust I Series 2005-1 Class A, 5.33% due 9/16/2010 (b)	$ —	$ 2,350,969	$ 2,350,969

	15,086,000	—	15,086,000	Equifirst Mortgage Loan Trust Series 2004-2 Class M1, 5.87% due 7/25/2034 (b)	15,111,348	—	15,111,348

				First Franklin Mortgage Loan Asset Backed Certificates (b):
	3,614,526	—	3,614,526	Series 2004-FF10 Class A2, 5.73% due 12/25/2032	3,618,882	—	3,618,882
	20,089,420	—	20,089,420	Series 2005-FF10 Class A6, 5.68% due 11/25/2035	20,089,313	—	20,089,313

				Ford Credit Auto Owner Trust:
	11,650,000	—	11,650,000	Series 2004-A Class A4, 3.54% due 11/15/2008	11,562,048	—	11,562,048
	25,925,000	—	25,925,000	Series 2005-A Class A4, 3.72% due 10/15/2009	25,562,037	—	25,562,037
	18,700,000	—	18,700,000	Series 2006-B Class A4, 5.25% due 9/15/2011	18,786,572	—	18,786,572

	19,989,270	—	19,989,270	Fremont Home Loan Trust Series 2005-E Class 2A2, 5.49% due 1/25/2036 (b)	19,993,336	—	19,993,336

	13,500,000	—	13,500,000	GE Dealer Floorplan Master Note Trust Series 2004-2 Class B, 5.61% due 7/20/2009 (b)	13,506,607	—	13,506,607

	23,142,163	—	23,142,163	HSI Asset Securitization Corp. Trust Series 2006-HE1 Class 2A1, 5.37% due 10/25/2036 (b)	23,109,569	—	23,109,569

	10,500,000	—	10,500,000	Harley-Davidson Motorcycle Trust Series 2006-2 Class A2, 5.35% due 3/15/2013	10,572,619	—	10,572,619

				Home Equity Asset Trust (b):
	3,571,731	—	3,571,731	Series 2005-1 Class A2, 5.61% due 5/25/2035	3,576,176	—	3,576,176
	3,228,122	—	3,228,122	Series 2005-3 Class 1A2, 5.58% due 8/25/2035	3,228,408	—	3,228,408

	26,390,000	—	26,390,000	Honda Auto Receivables Owner Trust Series 2006-3 Class A3, 5.12% due 10/15/2010	26,405,174	—	26,405,174

	24,071,503	—	24,071,503	Indymac Residential Asset Backed Trust Series 2006-E Class 2A1, 5.38% due 4/25/2037 (b)	24,085,075	—	24,085,075

	6,236,520	—	6,236,520	Irwin Home Equity Series 2005-C Class 1A1, 5.58% due 4/25/2030 (b)	6,238,081	—	6,238,081

	29,473,261	—	29,473,261	Ixis Real Estate Capital Trust Series 2007-HE1 Class A1, 5.38% due 5/25/2037	29,471,525	—	29,471,525

	16,210,998	—	16,210,998	JPMorgan Mortgage Acquisition Corp. Series 2006- HE3 Class A2, 5.39% due 11/25/2036 (b)	16,209,800	—	16,209,800

	19,914,216	2,572,413	22,486,629	Long Beach Mortgage Loan Trust Series 2006-11 Class 2A1, 5.38% due 12/25/2036 (b)	19,926,318	2,572,405	22,498,723

				MBNA Credit Card Master Note Trust:
	—	1,500,000	1,500,000	Series 2003-A6 Class A6, 2.75% due 10/15/2010	—	1,461,372	1,461,372
	—	3,250,000	3,250,000	Series 2003-A7 Class A7, 2.65% due 11/15/2010	—	3,157,398	3,157,398
	—	2,620,000	2,620,000	Series 2004-A4 Class A4, 2.70% due 9/15/2009	—	2,617,249	2,617,249
	—	3,650,000	3,650,000	Series 2006-A4 Class A4, 5.31% due 9/15/2011 (b)	—	3,652,122	3,652,122

	—	2,725,000	2,725,000	MBNA Master Credit Card Trust Series 1998-E Class A, 5.50% due 9/15/2010 (b)	—	2,729,553	2,729,553

	—	2,500,000	2,500,000	Maryland Trust Series 06-I Class A, 5.55% due 12/10/2049 (a)	—	2,476,562	2,476,562

	—	967,732	967,732	Merrill Lynch Mortgage Investors Inc. Series 2005-HE2 Class A2A, 5.43% due 9/25/2036 (b)(c)	—	967,878	967,878

				Morgan Stanley ABS Capital I, Inc. (b):
	4,616,601	—	4,616,601	Series 2005-HE1 Class A2MZ, 5.63% due 12/25/2034	4,619,543	—	4,619,543
	1,450,708	—	1,450,708	Series 2005-NC2 Class A1MZ, 5.58% due 3/25/2035	1,450,840	—	1,450,840
	1,503,156	—	1,503,156	Series 2005-NC2 Class A2MZ, 5.58% due 3/25/2035	1,503,299	—	1,503,299
	—	1,753,556	1,753,556	Series 2006-HE2 Class A2A, 5.39% due 3/25/2036 (b)	—	1,753,171	1,753,171
	20,048,985	—	20,048,985	Series 2006-HE8 Class A2A, 5.40% due 10/25/2035	20,060,068	—	20,060,068
	23,905,759	—	23,905,759	Series 2007-NC1 Class A2A, 5.37% due 11/25/2036	23,919,868	—	23,919,868

	15,807,598	—	15,807,598	Nationstar Home Equity Loan Trust Series 2006-B Class AV1, 6.02% due 9/25/2036 (b)	15,807,562	—	15,807,562

				New Century Home Equity Loan Trust (b):
	8,571,097	—	8,571,097	Series 2005-2 Class A2MZ, 5.59% due 6/25/2035	8,525,662	—	8,525,662
	14,074,158	1,752,730	15,826,888	Series 2005-3 Class A2B, 5.50% due 7/25/2035	14,072,944	1,752,578	15,825,522

	6,922,395	—	6,922,395	Nomura Home Equity Loan, Inc. Series 2006-HE1 Class A1, 5.40% due 2/25/2036 (b)	6,923,634	—	6,923,634

	—	1,344,562	1,344,562	Novastar Home Equity Loan Series 2006-2 Class A2A, 5.37% due 6/25/2036 (b)	—	1,344,660	1,344,660

	2,898,225	—	2,898,225	Option One Mortgage Loan Trust Series 2003-4 Class A2, 5.65% due 7/25/2033 (b)	2,902,631	—	2,902,631

F-2

Pro Forma Condensed Combined Schedule of Investments for
Master Bond Portfolio and
BlackRock Total Return Portfolio
As of March 31, 2007 (unaudited) (continued)

	Face Amount				Value (in U.S. dollars)
	Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined	Asset-Backed Securities†	Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined

USD				Park Place Securities, Inc. Series 2005-WCH1 (b):
	2,393,612	—	2,393,612	Class A1B, 5.63% due 1/25/2035	$ 2,394,811	$ —	$ 2,394,811
	2,003,300	—	2,003,300	Class A3D, 5.67% due 1/25/2035	2,004,302	—	2,004,302

	4,020,000	—	4,020,000	Popular ABS Mortgage Pass-Through Trust Series 2005-1 Class M2, 5.51% due 5/25/2035	3,949,681	—	3,949,681

	17,179,736	—	17,179,736	RAAC Series 2005-SP2 Class 2A, 5.62% due 6/25/2044 (b)	17,176,219	—	17,176,219

				Residential Asset Mortgage Products, Inc. (b):
	5,160,063	—	5,160,063	Series 2004-RS11 Class A2, 5.60% due 12/25/2033	5,176,139	—	5,176,139
	9,655,542	—	9,655,542	Series 2005-RS3 Class AI2, 5.50% due 3/25/2035	9,670,312	—	9,670,312
	21,172,692	2,633,314	23,806,006	Series 2006-EFC2 Class A1, 5.38% due 12/25/2036	21,172,635	2,633,307	23,805,942
	—	2,270,538	2,270,538	Series 2006-RS4 Class A1, 5.40% due 7/25/2036	—	2,270,532	2,270,532

	2,707,759	—	2,707,759	Residential Asset Securities Corp. Series 2003-KS5 Class AIIB, 5.90% due 7/25/2033 (b)	2,708,319	—	2,708,319

	—	2,800,000	2,800,000	SLM Student Loan Trust Series 2005-6 Class A5B, 5.365% due 7/27/2026 (b)	—	2,800,552	2,800,552

	24,900,000	—	24,900,000	Soundview Home Equity Loan Trust Series 2005-OPT3 Class A4, 5.62% due 11/25/2035 (b)	24,924,367	—	24,924,367

				Structured Asset Investment Loan Trust (b):
	17,050,000	—	17,050,000	Series 2003-BC6 Class M1, 6.08% due 7/25/2033	17,081,205	—	17,081,205
	—	921,794	921,794	Series 2006-1 Class A1, 5.40% due 1/25/2036	—	921,647	921,647
	16,700,000	—	16,700,000	Series 2003-BC7 Class M1, 6.08% due 7/25/2033	16,734,262	—	16,734,262
	5,737,000	—	5,737,000	Series 2004-8 Class M4, 6.33% due 9/25/2034	5,753,030	—	5,753,030

				Structured Asset Securities Corp.:
	—	641,183	641,183	Series 2003-AL2 Class A, 3.36% due 1/25/2031 (a)	—	588,825	588,825
	—	2,994,771	2,994,771	Series 2007-BC1 Class A2, 5.37% due 2/25/2037 (b)	—	2,994,307	2,994,307
	4,806,811	—	4,806,811	Series 2004-23XS Class 2A1, 4.55% due 1/25/2035 (b)	4,823,552	—	4,823,552
	21,263,623	2,876,755	24,140,378	Series 2006-BC6 Class A2, 5.43% due 1/25/2037 (b)	21,260,444	2,876,325	24,136,769

				USAA Auto Owner Trust Series 2006-4:
	23,200,000	—	23,200,000	Class A3, 5.01% due 6/15/2011	23,214,045	—	23,214,045
	21,651,000	—	21,651,000	Class A4, 4.98% due 10/15/2012	21,662,220	—	21,662,220

	682,777	—	682,777	Wells Fargo Home Equity Trust Series 2004-2 Class A32, 5.66% due 2/25/2032 (b)	682,814	—	682,814

	251,353	—	251,353	Whole Auto Loan Trust Series 2004-1 Class D, 5.60% due 3/15/2011	251,191	—	251,191

				Total Asset-Backed Securities (Cost — $1,199,521,420) — 31.4%	1,101,066,686	98,121,219	1,199,187,905

				U.S. Government & Agency Obligations

USD				Fannie Mae:
	—	3,445,000	3,445,000	4% due 1/26/2009 (k)	—	3,391,723	3,391,723
	25,300,000	—	25,300,000	7.125% due 1/15/2031	31,410,431	—	31,410,431

				Resolution Funding Corp. (m):
	—	100,000	100,000	6.29% due 7/15/2018	—	57,356	57,356
	—	100,000	100,000	6.30% due 10/15/2018	—	56,548	56,548

				Small Business Administration:
	—	318,566	318,566	Series 2002-P10B Class 1, 5.199% due 8/01/2012	—	320,194	320,194
	—	1,186,690	1,186,690	Series 2004-P10A Class 1, 4.504% due 2/01/2014	—	1,152,425	1,152,425

				U.S. Treasury Bonds:
	2,245,000	—	2,245,000	8.125% due 8/15/2019	2,931,831	—	2,931,831
	41,615,000	—	41,615,000	6.25% due 8/15/2023	47,775,976	—	47,775,976
	7,815,000	—	7,815,000	7.25% due 8/15/2022 (f)	9,774,244	—	9,774,244
	25,000,000	—	25,000,000	5.375% due 2/15/2031	26,652,350	—	26,652,350
	70,495,000	—	70,495,000	4.50% due 2/15/2036	66,463,532	—	66,463,532

				U.S. Treasury Inflation Indexed Bonds:
	18,371,792	—	18,371,792	3.875% due 1/15/2009	19,042,785	—	19,042,785
	16,080,085	—	16,080,085	3.50% due 1/15/2011	16,977,675	—	16,977,675
	37,519,398	—	37,519,398	1.625% due 1/15/2015	36,018,622	—	36,018,622
	10,196,400	3,940,000	14,136,400	2% due 1/15/2026	9,690,567	3,818,832	13,509,399
	9,152,194	1,095,000	10,247,194	2.375% due 1/15/2027	9,227,626	1,108,143	10,335,769

				U.S. Treasury Notes:
	24,340,000	3,995,000	28,335,000	4.625% due 2/29/2012 (l)	24,430,326	4,009,825	28,440,151
	35,000,000	—	35,000,000	4.50% due 11/15/2015	34,643,175	—	34,643,175
	—	27,045,000	27,045,000	4.625% due 2/15/2017 (l)	—	26,990,072	26,990,072

	—	6,285,000	6,285,000	U.S. Treasury Strip, 6.12% due 11/15/2027 (k)	—	2,274,774	2,274,774

				Total U.S. Government & Agency Obligations (Cost — $373,976,512) — 9.9%	335,039,140	43,179,892	378,219,032

F-3

Pro Forma Condensed Combined Schedule of Investments for
Master Bond Portfolio and
BlackRock Total Return Portfolio
As of March 31, 2007 (unaudited) (continued)

	Face Amount				Value (in U.S. dollars)
	Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined	U.S. Government Agency Mortgage-Backed Securities†	Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined

USD				Fannie Mae Guaranteed Pass Through Certificates:
	17,000,000	2,756,436	19,756,436	4.00% due 5/01/2019 — 4/01/2022	$ 16,049,054	$ 2,605,483	$ 18,654,537
	50,000,000	9,156,242	59,156,242	4.50% due 3/01/2020 — 4/01/2037	48,390,600	8,742,254	57,132,854
	—	2,084,063	2,084,063	4.565% due 1/01/2035 (b)	—	2,073,303	2,073,303
	281,656,343	40,537,927	322,194,270	5.00% due 9/01/2017 — 4/15/2037 (h)	274,826,240	39,485,969	314,312,209
	338,630,620	65,478,179	404,108,799	5.50% due 7/01/2014 — 4/15/2037	337,464,976	65,237,120	402,702,096
	252,959,630	31,905,299	284,864,929	6.00% due 4/01/2021 — 4/15/2037 (h)	256,245,510	32,378,720	288,624,230
	—	1,800,000	1,800,000	6.28% due 8/01/2011	—	1,874,898	1,874,898
	32,958,236	14,464,591	47,422,827	6.50% due 3/01/2016 — 5/15/2037 (h)	33,668,349	14,756,076	48,424,425
	—	335,834	335,834	7.00% due 3/01/2031 — 4/01/2037	—	347,834	347,834

				Freddie Mac Mortgage Participation Certificates:
	—	629,559	629,559	4.00% due 5/01/2010 — 5/01/2019	—	614,265	614,265
	—	5,524,454	5,524,454	4.50% due 5/01/2018 — 4/01/2022	—	5,361,993	5,361,993
	101,806,504	6,050,959	107,857,463	5.00% due 12/01/2018 — 10/01/2036	98,411,098	5,968,888	104,379,986
	174,075,361	22,268,695	196,344,056	5.50% due 8/01/2017 — 5/15/2037	172,757,570	22,036,167	194,793,737
	24,381,804	3,281,690	27,663,494	5.984% due 1/01/2037 (b)	24,644,620	3,317,064	27,961,684
	26,867,209	8,459,004	35,326,213	6.00% due 5/01/2013 — 5/15/2037	27,069,743	8,529,546	35,599,289
	283,658	959,934	1,243,592	6.50% due 1/01/2033 — 12/01/2034	291,181	985,074	1,276,255
	3,228,984	—	3,228,984	7.00% due 2/01/2031 — 4/01/2032	3,360,181	—	3,360,181

				Ginnie Mae MBS Certificates:
	—	1,787,512	1,787,512	3.75% due 5/20/2034 (b)	—	1,776,714	1,776,714
	—	819,131	819,131	5.50% due 11/15/2033 — 2/15/2035	—	815,629	815,629
	27,000,000	795,666	27,795,666	6.00% due 11/15/2028 — 4/15/2037	27,357,238	808,107	28,165,345
	3,181,861	153,989	3,335,850	6.50% due 4/15/2031 — 4/15/2032	3,270,946	158,560	3,429,506
	—	191,215	191,215	7.00% due 6/15/2031 — 9/15/2031	—	200,031	200,031
	579,387	—	579,387	7.50% due 4/15/2031 — 3/15/2032	604,959	—	604,959

				Total U.S. Government Agency Mortgage-Backed Securities (Cost — $1,542,648,686) — 40.3%	1,324,412,265	218,073,695	1,542,485,960

				U.S. Government Agency Mortgage-Backed Obligations — Collateralized Mortgage Obligations

				Fannie Mae Trust:
	79,710,147	—	79,710,147	Series 360 Class 2, 5% due 8/01/2035 (i)	18,711,686	—	18,711,686
	—	2,874,025	2,874,025	Series 363 Class 2, 5.50% due 11/01/2035 (i)	—	661,501	661,501
	—	3,241,370	3,241,370	Series 367 Class 2, 5.50% due 1/01/2036 (i)	—	758,791	758,791
	37,681,018	—	37,681,018	Series 378 Class 4, 5% due 11/25/2036 (i)	9,011,291	—	9,011,291
	—	4,663,355	4,663,355	Series 378 Class 5, 5% due 5/25/2036 (i)	—	1,116,329	1,116,329
	—	725,725	725,725	Series 1999-7 Class AB, 6% due 3/25/2029	—	730,660	730,660
	—	1,800,000	1,800,000	Series 2002-73 Class AN, 5% due 11/25/2017	—	1,782,518	1,782,518
	—	1,680,000	1,680,000	Series 2003-35 Class TE, 5% due 5/25/2018	—	1,663,392	1,663,392
	20,000,000	—	20,000,000	Series 2003-41 Class XU, 4% due 7/25/2015	19,510,724	—	19,510,724
	21,152,000	—	21,152,000	Series 2003-87 Class TJ, 4.50% due 9/25/2018	20,162,349	—	20,162,349
	—	1,292,994	1,292,994	Series 2004-29 Class HC, 7.50% due 7/25/2030	—	1,364,441	1,364,441
	—	2,030,454	2,030,454	Series 2004-60 Class LB, 5% due 4/25/2034	—	2,002,723	2,002,723
	—	1,395,274	1,395,274	Series 2004-99 Class AO, 5.50% due 1/25/2034	—	1,400,816	1,400,816
	—	1,714,721	1,714,721	Series 2005-15 Class PL, 5.50% due 3/25/2035	—	1,728,029	1,728,029
	—	1,191,606	1,191,606	Series 2005-57 Class PA, 5.50% due 5/25/2027	—	1,191,622	1,191,622
	25,892,850	—	25,892,850	Series 2005-63 Class PA, 5.50% due 10/25/2024	25,876,346	—	25,876,346
	—	1,040,312	1,040,312	Series 2005-70 Class NA, 5.50% due 8/25/2035	—	1,048,112	1,048,112
	—	1,388,588	1,388,588	Series 2005-80 Class PB, 5.50% due 4/25/2030	—	1,392,304	1,392,304
	—	4,600,000	4,600,000	Series 2006-M2 Class A2A, 5.271% due 10/20/2032 (b)	—	4,587,186	4,587,186
	16,252,868	—	16,252,868	Series 2007-22 Class PA, 5.50% due 3/25/2037	16,313,104	—	16,313,104

				Freddie Mac Multiclass Certificates:
USD	—	2,897,087	2,897,087	Series 232 Class IO, 5% due 8/01/2035 (i)	—	680,076	680,076
	13,685,341	—	13,685,341	Series 2675 Class CB, 4% due 5/15/2016	13,332,269	—	13,332,269
	15,000,000	—	15,000,000	Series 2687 Class PM, 4.50% due 11/15/2026	14,803,353	—	14,803,353
	—	1,195,135	1,195,135	Series 2825 Class VP, 5.50% due 6/15/2015	—	1,206,762	1,206,762
	—	2,239,245	2,239,245	Series 2877 Class PA, 5.50% due 7/15/2033	—	2,253,187	2,253,187
	—	2,414,527	2,414,527	Series 2922 Class GA, 5.50% due 5/15/2034	—	2,428,312	2,428,312
	—	1,909,911	1,909,911	Series 2927 Class BA, 5.50% due 10/15/2033	—	1,925,290	1,925,290
	10,546,210	—	10,546,210	Series 3068 Class VA, 5.50% due 10/15/2016	10,612,141	—	10,612,141
	18,150,114	—	18,150,114	Series 3137 Class XP, 6% due 4/15/2036	18,589,015	—	18,589,015
	15,446,958	—	15,446,958	Series 3210 Class PA, 6% due 3/15/2029	15,592,784	—	15,592,784
	22,999,504	3,126,444	26,125,948	Series 3242 Class QA, 5.50% due 3/15/2030	23,102,006	3,140,378	26,242,384

				Total U.S. Government Agency Mortgage-Backed Obligations — Collateralized Mortgage Obligations (Cost — $238,999,696) — 6.2%	205,617,068	33,062,429	238,679,497

F-4

Pro Forma Condensed Combined Schedule of Investments for
Master Bond Portfolio and
BlackRock Total Return Portfolio
As of March 31, 2007 (unaudited) (continued)

		Face Amount				Value (in U.S. dollars)
		Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined	Non-Government Agency Mortgage-Backed Securities+	Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined

Collateralized Mortgage Obligations — 5.5%	USD	—	1,125,122	1,125,122	Banc of America Alternative Loan Trust Series 2004-7 Class 4A1, 5% due 8/25/2019	$ —	$ 1,103,675	$ 1,103,675
		15,020	—	15,020	BlackRock Capital Finance LP Series 1997-R2 Class AP, 9.121% due 12/25/2035 (a)(b)(c)	15,020	—	15,020
		27,106	—	27,106	Collateralized Mortgage Obligation Trust Series 57 Class D, 9.90% due 2/01/2019	27,144	—	27,144
					Countrywide Alternative Loan Trust (b):
		—	1,400,997	1,400,997	Series 2004-18CB Class 2A5, 5.77% due 9/25/2034	—	1,406,773	1,406,773
		16,404,387	2,051,329	18,455,716	Series 2006-OC10 Class 2A1, 5.44% due 11/25/2036	16,398,564	2,050,601	18,449,165
		25,888,047	3,089,244	28,977,291	Series 2006-OC11 Class 2A1, 5.45% due 12/29/2036	25,882,598	3,088,594	28,971,192
		—	3,168,118	3,168,118	Series 2006-OC8 Class 2A1A, 5.41% due 11/25/2036	—	3,169,081	3,169,081
		22,243,124	—	22,243,124	Series 2006-OC9 Class A1, 5.39% due 9/25/2035	22,250,313	—	22,250,313
		—	343,657	343,657	Countrywide Home Loan Mortgage Pass Through Trust Series 2004-29 Class 1A1, 5.59% due 2/25/2035 (b)	—	344,098	344,098
		—	1,358,886	1,358,886	Harborview Mortgage Loan Trust Series 2005-10 Class 2A1A, 5.63% due 11/19/2035 (b)	—	1,362,652	1,362,652
					Impac Secured Assets CMN Owner Trust Series 2004-3 (b):
		5,595,507	—	5,595,507	Class 1A4, 5.73% due 11/25/2034	5,606,571	—	5,606,571
		11,950,000	—	11,950,000	Class M1, 5.93% due 11/25/2034	11,982,551	—	11,982,551
		19,141,812	2,606,561	21,748,373	Indymac Index Mortgage Loan Trust Series 2006-AR41 Class A3, 5.50% due 2/25/2037 (b)	19,178,779	2,611,595	21,790,374
					JPMorgan Mortgage Trust (b):
		—	3,253,432	3,253,432	Series 2006-A2 Class 4A1, 3.89% due 8/25/2034	—	3,209,692	3,209,692
		17,210,309	—	17,210,309	Series 2005-A2 Class 4A1, 5.207% due 4/25/2035	16,949,724	—	16,949,724
		28,670,310	3,441,032	32,111,342	Luminent Mortgage Trust Series 2006-7 Class 1A1, 5.50% due 5/25/2036 (b)	28,746,495	3,437,537	32,184,032
		47,902	—	47,902	Ocwen Residential MBS Corp. Series 1998-R2 Class AP, 8.343% due 11/25/2034 (a)(b)	38,322	—	38,322
		—	1,801,704	1,801,704	Opteum Mortgage Acceptance Corp. Series 2006-2 Class A1A, 5.38% due 7/25/2036 (b)	—	1,800,605	1,800,605
		5,267,285	—	5,267,285	RMAC Plc Series 2003-NS2A Class A2C, 5.74% due 9/12/2035 (b)	5,268,928	—	5,268,928
		20,443,163	—	20,443,163	Residential Accredit Loans, Inc. Series 2005-QS12 Class A8, 5.65% due 8/25/2035 (b)	20,424,967	—	20,424,967
					Structured Asset Securities Corp. (b):
		3,568,652	—	3,568,652	Series 2005-GEL2 Class A, 5.61% due 4/25/2035	3,566,676	—	3,566,676
		11,550,705	—	11,550,705	Series 2005-OPT1 Class A4M, 5.68% due 11/25/2035	11,546,898	—	11,546,898
		1,158	—	1,158	Washington Mutual Series 2000-1 Class B1, 9.33% due 1/25/2040 (b)	1,146	—	1,146

						187,884,696	23,584,903	211,469,599

Commercial Mortgage-Backed Securities — 15.1%		—	762,418	762,418	Asset Securitization Corp. Series 1997-D5 Class A1C, 6.75% due 2/14/2041	—	767,097	767,097
		—	1,917,074	1,917,074	Banc of America Commercial Mortgage Inc. Series 2001-1 Class A2, 6.503% due 4/15/2036	—	1,993,599	1,993,599
					Bear Stearns Commercial Mortgage Securities:
		25,030,000	—	25,030,000	Series 1998-C1 Class A2, 6.44% due 6/16/2030	25,271,667	—	25,271,667
		—	1,400,000	1,400,000	Series 2000-WF2 Class A2, 7.32% due 10/15/2032	—	1,484,061	1,484,061
		—	2,725,000	2,725,000	Series 2006-PW14 Class A4, 5.201% due 12/11/2038	—	2,686,769	2,686,769
					CS First Boston Mortgage Securities Corp.:
		—	3,682,611	3,682,611	Series 1998-C2 Class A2, 6.30% due 11/11/2030	—	3,729,428	3,729,428
		—	325,000	325,000	Series 2001-CK6 Class A3, 6.387% due 10/15/2011	—	339,725	339,725
		—	2,415,000	2,415,000	Series 2002-CKS4 Class A2, 5.183% due 8/15/2012	—	2,412,749	2,412,749
		18,348,592	—	18,348,592	Series 2002-CP5 Class A1, 4.106% due 12/15/2035	17,959,534	—	17,959,534
		—	2,320,000	2,320,000	Series 2003-C3 Class A5, 3.936% due 5/15/2038	—	2,168,931	2,168,931
		18,740,000	—	18,740,000	CWCapital Cobalt Series 2006-C1 Class A4, 5.223% due 8/15/2048	18,574,563	—	18,574,563
		22,903,942	—	22,903,942	Capco America Securitization Corp. Series 1998-D7 Class A1B, 6.26% due 10/15/2030	23,146,824	—	23,146,824
					Chase Commercial Mortgage Securities Corp.:
		19,047,633	283,773	19,331,406	Series 1999-2 Class A2, 7.198% due 1/15/2032	19,861,470	295,898	20,157,368
		21,588,198	—	21,588,198	Series 2000-1 Class A2, 7.757% due 4/15/2032	22,769,034	—	22,769,034
		—	927,214	927,214	Commercial Mortgage Acceptance Corp. Series 1998-C2 Class A2, 6.03% due 3/15/2008	—	929,723	929,723
		—	2,076,540	2,076,540	DLJ Commercial Mortgage Corp. Series 2000-CKP1 Class A1B, 7.18% due 11/10/2033	—	2,188,763	2,188,763
					First Union National Bank Commercial Mortgage:
		13,000,000	—	13,000,000	Series 2000-C1 Class A2, 7.841% due 5/17/2032	13,860,908	—	13,860,908
		—	2,160,000	2,160,000	Series 2001-C2 Class A2, 6.663% due 1/12/2043	—	2,267,391	2,267,391
					General Electric Capital Commercial Mortgage Corp.:
		—	1,670,000	1,670,000	Series 2001-3, Class A2, 6.07% due 6/10/2038	—	1,732,527	1,732,527
		—	1,730,000	1,730,000	Series 2002-1A Class A3, 6.269% due 12/10/2035	—	1,810,143	1,810,143
		—	2,900,000	2,900,000	Series 2005-C4 Class A4, 5.33% due 11/10/2045 (b)	—	2,911,474	2,911,474

F-5

Pro Forma Condensed Combined Schedule of Investments for
Master Bond Portfolio and
BlackRock Total Return Portfolio
As of March 31, 2007 (unaudited) (continued)

		Face Amount				Value (in U.S. dollars)
		Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined	Non-Government Agency Mortgage-Backed Securities†	Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined

Commercial Mortgage-Backed Securities — (concluded)	USD				GMAC Commercial Mortgage Securities, Inc.:
		19,003,523	—	19,003,523	Series 1998-C2 Class D, 6.50% due 5/15/2035	$ 19,370,622	$ —	$ 19,370,622
		21,105,262	—	21,105,262	Series 1999-C1 Class A2, 6.18% due 5/15/2033	21,364,845	—	21,364,845
		—	1,372,061	1,372,061	Series 1999-C2 Class A2, 6.94% due 9/15/2033	—	1,413,420	1,413,420
		—	1,209,253	1,209,253	Series 1999-C3 Class A2, 7.179% due 8/15/2036	—	1,253,130	1,253,130
		—	1,489,509	1,489,509	Series 2000-C1 Class A2, 7.724% due 3/15/2033	—	1,569,681	1,569,681
		—	1,298,276	1,298,276	Series 2000-C2 Class A2, 7.455% due 8/16/2033	—	1,372,722	1,372,722
		15,000,000	—	15,000,000	Series 2001-C1 Class B, 6.67% due 4/15/2034	15,798,453	—	15,798,453
		—	2,465,000	2,465,000	Series 2003-C2 Class A2, 5.28% due 5/10/2040 (b)	—	2,500,164	2,500,164
		700,000	—	700,000	Series 2004-C3 Class AAB, 4.702% due 12/10/2041	683,365	—	683,365
					GS Mortgage Securities Corp. II:
		—	1,316,263	1,316,263	Series 1999-C1 Class A2, 6.11% due 11/18/2030 (b)	—	1,327,058	1,327,058
		—	18,393,721	18,393,721	Series 2003-C1 Class X2, 1.03% due 1/10/2040 (a)(b)	—	318,250	318,250
		—	1,625,000	1,625,000	Series 2004-GG2 Class A4, 4.964% due 8/10/2038	—	1,614,418	1,614,418
		18,650,000	—	18,650,000	Series 2006-GG6 Class A2, 5.506% due 4/10/2038 (b)	18,881,844	—	18,881,844
					Greenwich Capital Commercial Funding Corp.:
		19,400,000	—	19,400,000	Series 2004-GG1 Class A4, 4.755% due 6/10/2036	19,217,539	—	19,217,539
		—	2,445,000	2,445,000	Series 2005-GG3 Class A3, 4.569% due 8/10/2042	—	2,387,280	2,387,280
					JPMorgan Chase Commercial Mortgage Securities Corp.:
		20,738,000	820,000	21,558,000	Series 2001-CIB2 Class A3, 6.429% due 4/15/2035	21,690,415	857,659	22,548,074
		—	2,120,000	2,120,000	Series 2001-CIB3 Class A3, 6.465% due 11/15/2035	—	2,227,171	2,227,171
		—	1,139,234	1,139,234	Series 2001-CIBC Class A3, 6.26% due 3/15/2033	—	1,175,878	1,175,878
		17,650,000	—	17,650,000	Series 2006-CB17 Class A4, 5.429% due 12/12/2043	17,694,840	—	17,694,840
		19,615,039	—	19,615,039	Keycorp Series 2000-C1 Class A2, 7.73% due 5/17/2032	20,722,387	—	20,722,387
					LB Commercial Conduit Mortgage Trust:
		9,348,959	—	9,348,959	Series 1998-C1 Class A3, 6.48% due 2/18/2030	9,377,934	—	9,377,934
		—	865,880	865,880	Series 1998-C4 Class A1B, 6.21% due 10/15/2035	—	874,545	874,545
		16,000,000	—	16,000,000	Series 1999-C2 Class A2, 7.325% due 10/15/2032	16,626,875	—	16,626,875
					LB-UBS Commercial Mortgage Trust:
		20,265,000	2,525,000	22,790,000	Series 2000-C3 Class A2, 7.95% due 5/15/2025	21,605,734	2,692,054	24,297,788
		—	1,223,658	1,223,658	Series 2000-C4 Class A2, 7.37% due 8/15/2026	—	1,293,617	1,293,617
		—	510,000	510,000	Series 2002-C7 Class A2, 3.899% due 12/15/2026	—	505,070	505,070
		15,850,000	—	15,850,000	Series 2005-C3 Class A5, 4.739% due 7/15/2030	15,254,378	—	15,254,378
		20,170,000	—	20,170,000	Series 2006-C7 Class A2, 5.30% due 11/15/2038	20,294,306	—	20,294,306
		20,260,000	—	20,260,000	Series 2007-C1 Class A4, 5.424% due 2/15/2040	20,432,413	—	20,432,413
					Morgan Stanley Capital I:
		—	264,348	264,348	Series 1998-HF2 Class A2, 6.48% due 11/15/2030	—	266,988	266,988
		—	483,186	483,186	Series 1999-FNV1 Class A2, 6.53% due 3/15/2031	—	490,775	490,775
		19,420,000	2,470,000	21,890,000	Series 2006-IQ12 Class A4, 5.332% due 12/15/2043 (b)	19,326,221	2,458,072	21,784,293
		21,244,144	—	21,244,144	Morgan Stanley Dean Witter Capital I Series 2000-LIFE Class A2, 7.57% due 11/15/2036	22,313,358	—	22,313,358
		20,081,529	—	20,081,529	Nationslink Funding Corp. Series 1998-1 Class B, 6.436% due 3/20/2030	20,123,674	—	20,123,674
		—	2,190,000	2,190,000	Prudential Mortgage Capital Funding LLC Series 2001-C1 Class A2, 6.60% due 5/10/2034	—	2,297,110	2,297,110
					Salomon Brothers Mortgage Securities VII Inc.:
		—	1,488,055	1,488,055	Series 1999-C1 Class A2, 7.08% due 1/18/2009 (b)	—	1,521,127	1,521,127
		—	1,650,000	1,650,000	Series 2000-C3 Class A2, 6.592% due 12/18/2033	—	1,714,724	1,714,724
		—	1,960,000	1,960,000	Series 2001-C2 Class A3, 6.499% due 10/18/2010	—	2,056,984	2,056,984
		—	941,465	941,465	Structured Asset Receivables Trust Series 03-2, 5.72% due 1/21/2009 (a)(b)(n)	—	941,171	941,171
		—	21,707,985	21,707,985	WAMU Commercial Mortgage Securities Trust Series 2005- C1A Class X, 2.11% due 5/25/2036 (a)(b)	—	1,060,481	1,060,481
					Wachovia Bank Commercial Mortgage Trust:
		19,075,000	—	19,075,000	Series 2006-C25 Class A5, 5.773% due 5/15/2043 (b)	19,687,662	—	19,687,662
		15,101,000	—	15,101,000	Series 2006-C28 Class A2, 5.50% due 10/15/2048	15,282,069	—	15,282,069
		17,030,000	—	17,030,000	Series 2006-C28 Class A4, 5.572% due 10/15/2048	17,259,879	—	17,259,879

						514,452,813	63,907,827	578,360,640

					Total Non-Government Agency Mortgage-Backed Securities (Cost — $792,027,144) — 20.6%	702,337,509	87,492,730	789,830,239

F-6

Pro Forma Condensed Combined Schedule of Investments for
Master Bond Portfolio and
BlackRock Total Return Portfolio
As of March 31, 2007 (unaudited) (continued)

		Face Amount				Value (in U.S. dollars)
Industry		Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined	Corporate Bonds	Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined

Aerospace & Defense — 0.1%	USD	—	340,000	340,000	BAE Systems Holdings Inc., 5.20% due 8/15/2015 (a)	$ —	$ 332,988	$ 332,988
		—	50,000	50,000	L-3 Communications Corp. Series B, 6.375% due 10/15/2015	—	49,563	49,563
		—	1,150,000	1,150,000	United Technologies Corp., 5.43% due 6/01/2009 (b)	—	1,150,966	1,150,966

						—	1,533,517	1,533,517

Airlines — 0.2%		2,701,713	—	2,701,713	American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012	2,608,774	—	2,608,774
		2,555,000	—	2,555,000	Continental Airlines, Inc. Series 2002-1, 6.563% due 8/15/2013	2,708,300	—	2,708,300
		3,010,000	—	3,010,000	Southwest Airlines Co., 7.875% due 9/01/2007	3,037,472	—	3,037,472

						8,354,546	—	8,354,546

Automobiles — 0.0%		—	65,000	65,000	DaimlerChrysler NA Holding Corp., 4.05% due 6/04/2008	—	64,024	64,024

Beverages — 0.0%		185,000	—	185,000	Diageo Capital Plc, 3.50% due 11/19/2007	182,979	—	182,979

Building Products — 0.1%		1,795,000	235,000	2,030,000	Momentive Performance Materials, Inc., 10.125% due 12/01/2014 (a)(e)	1,866,800	244,400	2,111,200

Capital Markets — 1.9%		—	400,000	400,000	The Bank of New York Co., Inc., 3.80% due 2/01/2008	—	395,168	395,168
		885,000	—	885,000	Mellon Funding Corp. 4.875% due 6/15/2007	884,174	—	884,174
					Morgan Stanley:
		—	705,000	705,000	5.05% due 1/21/2011	—	701,749	701,749
		—	250,000	250,000	6.75% due 4/15/2011	—	264,419	264,419
		62,850,000	7,050,000	69,900,000	5.60% due 1/09/2012 (b)	62,841,452	7,049,041	69,890,493
		—	360,000	360,000	5.62% due 1/09/2012	—	364,730	364,730
		—	40,000	40,000	UBS Preferred Funding Trust I, 8.622% (b)(g)	—	44,213	44,213

						63,725,626	8,819,320	72,544,946

Chemicals — 0.0%					Lyondell Chemical Co.:
		—	105,000	105,000	8% due 9/15/2014	—	109,988	109,988
		—	180,000	180,000	8.25% due 9/15/2016	—	192,600	192,600

						—	302,588	302,588

Commercial Banks — 1.8%		6,660,000	—	6,660,000	Barclays Bank Plc, 8.55% (a)(g)	7,457,801	—	7,457,801
		5,125,000	—	5,125,000	Corporacion Andina de Fomento, 6.875% due 3/15/2012	5,456,249	—	5,456,249
		—	850,000	850,000	Depfa ACS Bank, 3.625% due 10/29/2008	—	831,894	831,894
					Eksportfinans A/S:
		—	1,555,000	1,555,000	3.375% due 1/15/2008	—	1,532,168	1,532,168
		32,450,000	—	32,450,000	5.125% due 10/26/2011	32,705,901	—	32,705,901
					HBOS Treasury Services Plc (a):
		—	350,000	350,000	3.50% due 11/30/2007	—	346,099	346,099
		—	505,000	505,000	3.75% due 9/30/2008	—	494,354	494,354
					HSBC Bank USA:
		—	1,875,000	1,875,000	3.87% due 6/07/2007	—	1,869,591	1,869,591
		—	415,000	415,000	4.62% due 4/01/2014	—	396,732	396,732
	JPY	1,187,000,000	162,000,000	1,349,000,000	Kreditanstalt fuer Wiederaufbau, 0.325% due 8/08/2011 (b)	10,073,675	1,374,840	11,448,515
					Nationwide Building Society (a):
	USD	—	850,000	850,000	3.50% due 7/31/2007	—	844,746	844,746
		—	70,000	70,000	4.25% due 2/01/2010	—	68,319	68,319
		—	2,025,000	2,025,000	Rabobank Nederland, 5.35% due 4/6/2009 (a)(b)	—	2,025,739	2,025,739
					SunTrust Banks, Inc.:
		—	665,000	665,000	3.62% due 10/15/2007	—	658,832	658,832
		—	325,000	325,000	4% due 10/15/2008	—	319,229	319,229
		—	115,000	115,000	U.S. Bancorp Series N, 3.95% due 8/23/2007	—	114,376	114,376
					Wachovia Bank NA:
		—	45,000	45,000	4.375% due 8/15/2008	—	44,465	44,465
		—	1,575,000	1,575,000	5.39% due 3/23/2009 (b)	—	1,574,729	1,574,729
		—	440,000	440,000	Wachovia Corp., 6.30% due 4/15/2008	—	444,927	444,927
					Wells Fargo & Co.:
		—	600,000	600,000	4.20% due 1/15/2010	—	587,010	587,010
		—	255,000	255,000	4.625% due 8/09/2010	—	252,153	252,153
		—	740,000	740,000	4.875% due 1/12/2011	—	735,876	735,876

						55,693,626	14,516,079	70,209,705

Communications Equipment — 0.0%		—	150,000	150,000	Wind Acquisition Finance SA, 10.75% due 12/01/2015 (a)	—	171,750	171,750

Computers & Peripherals — 0.0%		—	55,000	55,000	Seagate Technology HDD Holdings, 6.80% due 10/01/2016	—	55,275	55,275

Consumer Finance — 0.4%		890,000	—	890,000	American Express Co., 6.80% due 9/01/2066 (b)	947,799	—	947,799
					HSBC Finance Corp.:
		5,375,000	—	5,375,000	6.50% due 11/15/2008	5,480,264	—	5,480,264
		1,905,000	—	1,905,000	5.875% due 2/01/2009	1,926,669	—	1,926,669
		—	340,000	340,000	4.75% due 5/15/2009	—	337,075	337,075

F-7

Pro Forma Condensed Combined Schedule of Investments for
Master Bond Portfolio and
BlackRock Total Return Portfolio
As of March 31, 2007 (unaudited) (continued)

		Face Amount				Value (in U.S. dollars)
		Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined	Corporate Bonds	Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined

Consumer Finance (concluded)	USD	3,135,000	—	3,135,000	MBNA America Bank NA, 4.625% due 8/03/2009	$ 3,104,440	$ —	$ 3,104,440
					MBNA Corp.:
		870,000	—	870,000	5.625% due 11/30/2007	872,011	—	872,011
		2,750,000	—	2,750,000	4.625% due 9/15/2008	2,729,050	—	2,729,050

						15,060,233	337,075	15,397,308

Diversified Financial Services — 1.8%	USD	—	275,000	275,000	Associates Corporation of North America, 6.25% due 11/01/2008	—	279,680	279,680
					Bank of America Corp.:
		5,555,000	—	5,555,000	4.875% due 9/15/2012	5,490,562	—	5,490,562
		—	2,725,000	2,725,000	5.36% due 3/24/2009 (b)	—	2,730,085	2,730,085
		—	75,000	75,000	7.80% due 2/15/2010	—	80,430	80,430
		—	545,000	545,000	Ford Motor Credit Co., 5.80% due 1/12/2009	—	534,616	534,616
					Citigroup, Inc.:
		—	1,010,000	1,010,000	3.625% due 2/09/2009 (f)	—	985,679	985,679
		—	1,010,000	1,010,000	4.25% due 7/29/2009	—	993,686	993,686
		—	2,475,000	2,475,000	4.12% due 2/22/2010	—	2,421,676	2,421,676
		10,305,000	—	10,305,000	5.625% due 8/27/2012	10,491,665	—	10,491,665
		12,000,000	—	12,000,000	5.50% due 2/15/2017	11,937,372	—	11,937,372
		—	300,000	300,000	6.12% due 8/25/2036	—	304,710	304,710
		2,445,000	—	2,445,000	Ford Motor Credit Co., 9.75% due 9/15/2010 (a)	2,575,421	—	2,575,421
					General Electric Capital Corp.:
		—	240,000	240,000	3.45% due 7/16/2007	—	238,768	238,768
		—	200,000	200,000	6.50% due 12/10/2007	—	201,669	201,669
		—	470,000	470,000	4.12% due 9/01/2009	—	461,140	461,140
		15,000,000	3,780,000	18,780,000	5% due 11/15/2011	14,955,765	3,768,853	18,724,618
		5,000,000	—	5,000,000	6.75% due 3/15/2032	5,665,160	—	5,665,160
					JPMorgan Chase & Co.:
		—	220,000	220,000	2.62% due 6/30/2008	—	213,338	213,338
		—	375,000	375,000	5.75% due 10/15/2008	—	378,660	378,660
		—	100,000	100,000	7.12% due 6/15/2009	—	104,030	104,030
		10,000	—	10,000	4.50% due 11/15/2010 (b)	9,785	—	9,785
		3,170,000	—	3,170,000	4.891% due 9/01/2015 (b)	3,141,660	—	3,141,660
		—	370,000	370,000	USAA Capital Corp., 4% due 12/10/2007 (a)	—	366,463	366,463

						54,267,390	14,063,483	68,330,873

Diversified Telecommunication Services — 0.7%		—	1,750,000	1,750,000	AT&T Inc., 4.214% due 6/5/2007 (a)(b)	—	1,749,807	1,749,807
		—	200,000	200,000	Cincinnati Bell, Inc., 7.25% due 7/15/2013	—	207,500	207,500
		—	235,000	235,000	Citizens Communications Co., 6.25% due 1/15/2013	—	233,238	233,238
		3,175,000	30,000	3,205,000	Deutsche Telekom International Finance BV, 8.25% due 6/15/2030	3,932,739	37,160	3,969,899
					GTE Corp.:
		8,030,000	—	8,030,000	6.84% due 4/15/2018	8,689,673	—	8,689,673
		—	75,000	75,000	6.94% due 4/15/2028	—	79,098	79,098
					Qwest Corp.:
		—	130,000	130,000	7.875% due 9/01/2011	—	138,125	138,125
		—	135,000	135,000	8.60% due 6/15/2013 (b)	—	147,150	147,150
					Telecom Italia Capital SA:
		—	275,000	275,000	5.25% due 10/01/2015	—	260,905	260,905
		4,435,000	260,000	4,695,000	6% due 9/30/2034	4,016,012	235,437	4,251,449
		—	325,000	325,000	7.20% due 7/18/2036	—	338,362	338,362
		—	550,000	550,000	Telefonica Emisiones SAU, 7.04% due 6/20/2036	—	587,338	587,338
		—	160,000	160,000	Telefonica Europe BV, 7.75% due 9/15/2010	—	172,410	172,410
		5,825,000	—	5,825,000	TELUS Corp., 7.50% due 6/01/2007	5,843,448	—	5,843,448
		—	95,000	95,000	Verizon Maryland Inc. Series B, 5.12% due 6/15/2033	—	79,269	79,269
		—	35,000	35,000	Verizon New Jersey Inc., 7.85% due 11/15/2029	—	39,690	39,690
		—	60,000	60,000	Verizon Virginia Inc. Series A, 4.62% due 3/15/2013	—	57,044	57,044
					Windstream Corp.:
		—	240,000	240,000	8.12% due 8/01/2013	—	259,800	259,800
		—	585,000	585,000	8.62% due 8/01/2016	—	639,844	639,844

						22,481,872	5,262,177	27,744,049

Electric Utilities — 0.3%		—	150,000	150,000	Florida Power & Light Co., 5.62% due 4/01/2034	—	147,021	147,021
					Midwest Generation LLC:
		—	96,002	96,002	Series B, 8.56% due 1/02/2016	—	105,002	105,002
		—	45,000	45,000	8.75% due 5/01/2034	—	48,825	48,825
		3,755,000	—	3,755,000	Nevada Power Co., 6.65% due 4/01/2036	3,913,116	—	3,913,116
		—	90,000	90,000	Reliant Energy, Inc., 6.75% due 12/15/2014	—	95,062	95,062
		5,130,000	—	5,130,000	Sierra Pacific Power Co., 6% due 5/15/2016	5,201,456	—	5,201,456

						9,114,572	395,910	9,510,482

F-8

Pro Forma Condensed Combined Schedule of Investments for
Master Bond Portfolio and
BlackRock Total Return Portfolio
As of March 31, 2007 (unaudited) (continued)

		Face Amount				Value (in U.S. dollars)
		Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined	Corporate Bonds	Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined

Gas Utilities — 0.0%	USD	—	45,000	45,000	Colorado Interstate Gas Co., 6.80% due 11/15/2015	$ —	$ 47,857	$ 47,857
					El Paso Natural Gas Co.:
		—	130,000	130,000	8.62% due 1/15/2022	—	157,770	157,770
		—	5,000	5,000	8.375% due 6/15/2032	—	6,160	6,160
		—	10,000	10,000	Targa Resources, Inc., 8.50% due 11/01/2013 (a)	—	10,200	10,200
		—	180,000	180,000	Transcontinental Gas Pipe Line Corp. Series B, 8.875% due 7/15/2012	—	204,750	204,750

						—	426,737	426,737

Health Care Equipment & Supplies — 0.1%		3,780,000	—	3,780,000	The Cooper Cos., Inc., 7.125% due 2/15/2015 (a)	3,836,700	—	3,836,700

Health Care Providers & Services — 0.1%					WellPoint, Inc.:
		—	410,000	410,000	5.95% due 12/15/2034	—	402,320	402,320
		—	195,000	195,000	5.85% due 1/15/2036	—	188,405	188,405
		3,465,000	—	3,465,000	UnitedHealth Group, Inc., 5.80% due 3/15/2036	3,338,029	—	3,338,029
		—	330,000	330,000	Triad Hospitals, Inc., 7% due 11/15/2013	—	344,438	344,438

						3,338,029	935,163	4,273,192

Hotels, Restaurants & Leisure — 0.0%					American Real Estate Partners LP:
		—	75,000	75,000	8.12% due 6/01/2012	—	76,313	76,313
		—	1,140,000	1,140,000	7.12% due 2/15/2013 (a)	—	1,125,750	1,125,750
		—	170,000	170,000	Harrah’s Operating Co., Inc., 5.75% due 10/01/2017	—	140,675	140,675
		—	35,000	35,000	Travelport, Inc., 9.875% due 9/01/2014 (a)	—	36,663	36,663

						—	1,379,401	1,379,401

Independent Power Producers & Energy Traders — 0.0%		—	90,420	90,420	AES Ironwood LLC, 8.86% due 11/30/2025	—	101,722	101,722
		—	50,000	50,000	AES Red Oak LLC Series B, 9.20% due 11/30/2029	—	57,000	57,000
		—	90,000	90,000	NRG Energy, Inc., 7.375% due 2/01/2016	—	92,475	92,475
		—	115,000	115,000	Orion Power Holdings Inc, 12% due 5/01/2010	—	132,825	132,825
		—	300,000	300,000	TXU Corp. Series O, 4.80% due 11/15/2009	—	294,692	294,692

						—	678,714	678,714

Industrial Conglomerates — 0.0%		—	275,000	275,000	Tyco International Group SA, 6.375% due 10/15/2011	—	290,611	290,611

Insurance — 0.7%		—	150,000	150,000	American General Corp., 7.50% due 8/11/2010	—	161,204	161,204
		5,255,000	—	5,255,000	American International Group, Inc., 6.25% due 5/01/2036	5,515,811	—	5,515,811
					Berkshire Hathaway Finance Corp.:
		—	410,000	410,000	3.40% due 7/02/2007	—	408,164	408,164
		—	500,000	500,000	3.375% due 10/15/2008	—	486,732	486,732
		—	105,000	105,000	4.12% due 1/15/2010	—	102,764	102,764
		3,655,000	530,000	4,185,000	Lincoln National Corp., 7% due 5/17/2066 (b)	3,830,085	555,389	4,385,474
		7,085,000	910,000	7,995,000	Metlife, Inc., 6.40% due 12/15/2066	6,917,744	888,518	7,806,262
		735,000	—	735,000	Principal Life Global Funding I, 3.625% due 4/30/2008 (a)	719,626	—	719,626
		—	465,000	465,000	TIAA Global Markets Inc., 3.875% due 1/22/2008	—	459,092	459,092
		4,220,000	1,495,000	5,715,000	The Travelers Cos, Inc., 6.25% due 3/15/2067 (b)	4,167,659	1,476,457	5,644,116

						21,150,925	4,538,320	25,689,245

Life Sciences Tools & Services — 0.0%					Bio-Rad Laboratories, Inc.:
		—	40,000	40,000	7.50% due 8/15/2013	—	41,200	41,200
		—	100,000	100,000	6.12% due 12/15/2014	—	97,000	97,000

						—	138,200	138,200

Machinery — 0.0%		—	50,000	50,000	Briggs & Stratton Corporation, 8.875% due 3/15/2011	—	54,562	54,562

Media — 1.6%		—	50,000	50,000	BSKYB Finance UK Plc, 6.50% due 10/15/2035 (a)	—	49,544	49,544
		—	605,000	605,000	Cablevision Systems Corp. Series B, 9.87% due 4/01/2009 (b)	—	641,300	641,300
		—	30,000	30,000	Charter Communications Holdings II LLC, 10.25% due 9/15/2010	—	31,650	31,650
		—	670,000	670,000	Comcast Cable Communications Holdings, Inc., 8.375% due 3/15/2013	—	766,191	766,191
					Comcast Cable Holdings LLC:
		—	150,000	150,000	7.875% due 8/01/2013	—	167,969	167,969
		—	360,000	360,000	8.75% due 8/01/2015	—	425,201	425,201
					Comcast Corp.:
		—	425,000	425,000	5.90% due 3/15/2016	—	432,366	432,366
		7,050,000	—	7,050,000	6.50% due 1/15/2017	7,440,577	—	7,440,577
		—	155,000	155,000	7.05% due 3/15/2033	—	166,408	166,408
		—	125,000	125,000	6.50% due 11/15/2035	—	125,947	125,947
		7,000,000	—	7,000,000	6.45% due 3/15/2037	7,007,980	—	7,007,980
		3,895,000	—	3,895,000	Cox Communications, Inc., 7.125% due 10/01/2012	4,199,133	—	4,199,133
					EchoStar DBS Corp.:
		—	30,000	30,000	7% due 10/01/2013	—	30,900	30,900
		—	30,000	30,000	7.12% due 2/01/2016	—	30,975	30,975
		1,495,000	195,000	1,690,000	Idearc, Inc., 8% due 11/15/2016 (a)	1,537,981	200,606	1,738,587
		—	120,000	120,000	Intelsat Bermuda Ltd., 9.25% due 6/15/2016 (a)	—	132,900	132,900

F-9

Pro Forma Condensed Combined Schedule of Investments for
Master Bond Portfolio and
BlackRock Total Return Portfolio
As of March 31, 2007 (unaudited) (continued)

		Face Amount				Value (in U.S. dollars)
		Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined	Corporate Bonds	Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined

Media — 1.6% (concluded)	USD				News America, Inc.:
		—	125,000	125,000	7.12% due 4/08/2028	$ —	$ 132,896	$ 132,896
		—	140,000	140,000	7.62% due 11/30/2028	—	156,892	156,892
		5,210,000	—	5,210,000	6.40% due 12/15/2035	5,182,257	—	5,182,257
		5,060,000	—	5,060,000	6.75% due 1/09/2038	5,346,659	—	5,346,659
		—	110,000	110,000	PanAmSat Corp., 9% due 6/15/2016 (a)	—	121,137	121,137
		3,135,000	—	3,135,000	Shaw Communications, Inc., 7.20% due 12/15/2011	3,323,100	—	3,323,100
					Time Warner Cos., Inc.:
		9,715,000	—	9,715,000	9.125% due 1/15/2013	11,384,882	—	11,384,882
		—	720,000	720,000	7.57% due 2/01/2024	—	795,595	795,595
		—	150,000	150,000	Time Warner Entertainment Co. LP, 8.375% due 3/15/2023	—	177,310	177,310
					Time Warner, Inc.:
		—	200,000	200,000	6.75% due 4/15/2011	—	210,774	210,774
		10,000,000	—	10,000,000	5.875% due 11/15/2016	10,083,260	—	10,083,260

						55,505,829	4,796,561	60,302,390

Metals & Mining — 0.0%		—	795,000	795,000	Arch Western Finance LLC, 6.75% due 7/01/2013 (b)	—	782,081	782,081
		—	415,000	415,000	Ispat Inland ULC, 9.75% due 4/01/2014	—	458,003	458,003

						—	1,240,084	1,240,084

Multiline Retail — 0.0%		—	240,000	240,000	Federated Department Stores, Inc., 6.79% due 7/15/2027	—	236,592	236,592
		—	150,000	150,000	The May Department Stores Co., 6.65% due 7/15/2024	—	147,414	147,414

						—	384,006	384,006

Multi-Utilities — 0.0%		750,000	—	750,000	Ameren Corp., 4.263% due 5/15/2007	748,396	—	748,396
		—	480,000	480,000	CenterPoint Energy, Inc. Series B, 7.25% due 9/01/2010	—	506,680	506,680

						748,396	506,680	1,255,076

Oil, Gas & Consumable Fuels — 1.2%		10,000,000	—	10,000,000	Anadarko Petroleum Corp., 6.45% due 9/15/2036	9,895,470	—	9,895,470
					Chesapeake Energy Corp.:
		—	55,000	55,000	6.375% due 6/15/2015	—	54,725	54,725
		—	20,000	20,000	6.25% due 1/15/2018	—	19,750	19,750
		—	45,000	45,000	6.875% due 11/15/2020	—	44,775	44,775
		—	20,000	20,000	Compton Petroleum Finance Corp., 7.62% due 12/01/2013	—	19,550	19,550
		—	1,300,000	1,300,000	ConocoPhillips Australia Funding Co., 5.46% due 4/09/2009 (b)	—	1,300,432	1,300,432
		—	80,000	80,000	ConocoPhillips, 7% due 3/30/2029	—	89,383	89,383
					Consolidated Natural Gas Co.:
		—	235,000	235,000	Series A, 5% due 3/01/2014	—	227,916	227,916
		—	150,000	150,000	Series C, 6.25% due 11/01/2011	—	155,906	155,906
					Enterprise Products Operating LP:
		—	225,000	225,000	Series B, 4% due 10/15/2007	—	223,360	223,360
		—	450,000	450,000	4.95% due 6/01/2010	—	446,121	446,121
		—	35,000	35,000	KCS Energy, Inc., 7.12% due 4/01/2012	—	34,650	34,650
					Northwest Pipeline Corp.:
		—	100,000	100,000	8.12% due 3/01/2010	—	104,063	104,063
		6,635,000	—	6,635,000	7% due 6/15/2016	7,107,744	—	7,107,744
		—	115,000	115,000	Overseas Shipholding Group, Inc., 7.50% due 2/15/2024	—	116,725	116,725
		18,000,000	—	18,000,000	Pemex Project Funding Master Trust, 6.655% due 6/15/2010 (a)(b)	18,459,000	—	18,459,000
		4,015,000	475,000	4,490,000	Sabine Pass LNG LP, 7.50% due 11/30/2016 (a)	4,045,112	478,562	4,523,674
		775,000	145,000	920,000	Tennessee Gas Pipeline Co., 7% due 10/15/2028	829,766	155,247	985,013
					Williams Cos., Inc.:
		—	345,000	345,000	7.62% due 7/15/2019	—	375,187	375,187
		—	25,000	25,000	7.75% due 6/15/2031	—	26,750	26,750

						40,337,092	3,873,102	44,210,194

Paper & Forest Products — 0.0%		—	125,000	125,000	Bowater Canada Finance Corp., 7.95% due 11/15/2011	—	121,563	121,563
		—	190,000	190,000	Domtar, Inc., 7.12% due 8/15/2015	—	189,050	189,050
		—	760,000	760,000	Georgia-Pacific Corp., 7.12% due 1/15/2017 (a)	—	761,900	761,900

						—	1,072,513	1,072,513

Pharmaceuticals — 0.2%					Bristol-Myers Squibb Co.:
		—	550,000	550,000	5.875% due 11/15/2036	—	539,001	539,001
		—	75,000	75,000	6.875% due 8/01/2047	—	79,670	79,670
		4,965,000	—	4,965,000	Wyeth, 6% due 2/15/2036	4,937,583	—	4,937,583

						4,937,583	618,671	5,556,254

Real Estate Investment Trusts (REITs) — 0.1%		—	180,000	180,000	AvalonBay Communities, Inc., 6.62% due 9/15/2011	—	189,918	189,918
		—	380,000	380,000	Camden Property Trust, 4.70% due 7/15/2009	—	376,280	376,280
		2,075,000	—	2,075,000	Developers Diversified Realty Corp. 6.625% due 1/15/2008	2,094,032	—	2,094,032
					The Rouse Co.:
		—	325,000	325,000	6.75% due 5/01/2013	—	331,218	331,218
		—	825,000	825,000	5.375% due 11/26/2013	—	776,335	776,335

						2,094,032	1,673,751	3,767,783

F-10

Pro Forma Condensed Combined Schedule of Investments for
Master Bond Portfolio and
BlackRock Total Return Portfolio
As of March 31, 2007 (unaudited) (continued)

		Face Amount				Value (in U.S. dollars)
		Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined	Corporate Bonds	Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined

Semiconductors & Semiconductor Equipment — 0.7%	USD				Freescale Semiconductor, Inc. (a):
		3,605,000	450,000	4,055,000	9.125% due 12/15/2014 (e)	$ 3,577,962	$ 446,625	$ 4,024,587
		465,000	55,000	520,000	9.244% due 12/15/2014 (b)	463,837	54,863	518,700
		21,800,000	—	21,800,000	International Rectifier Corp., 4.25% due 7/15/2007 (d)	21,663,750	—	21,663,750

						25,705,549	501,488	26,207,037

Trading Companies & Distributors — 0.0%		—	40,000	40,000	United Rentals North America, Inc., 6.50% due 2/15/2012	—	39,900	39,900

Wireless Telecommunication Services — 0.2%					Rogers Wireless, Inc.:
		3,140,000	195,000	3,335,000	8.48% due 12/15/2010 (b)	—	147,900	147,900
		—	145,000	145,000	7.50% due 3/15/2015	—	151,725	151,725
		—	140,000	140,000	Sprint Capital Corp., 8.75% due 3/15/2032	3,703,690	230,006	3,933,696
		—	375,000	375,000	Sprint Nextel Corp., 6% due 12/01/2016	—	369,040	369,040
					Vodafone Group Plc:
		—	1,500,000	1,500,000	5.42% due 6/29/2007 (b)	—	1,500,094	1,500,094
		—	1,380,000	1,380,000	5.45% due 12/28/2007 (b)	—	1,380,687	1,380,687
		—	275,000	275,000	5% due 12/16/2013	—	267,508	267,508
		—	55,000	55,000	5% due 9/15/2015	—	52,765	52,765

						3,703,690	4,099,725	7,803,415

					Total Corporate Bonds (Cost — $464,940,718) — 12.2%	392,105,469	73,013,787	465,119,256

					Foreign Government Obligations

	USD	8,475,000	1,560,000	10,035,000	Argentina Bonos, 5.475% due 8/03/2012 (b)	8,089,626	1,120,860	9,210,486
	JPY	985,900,000	138,000,000	1,123,900,000	Finland Government International Bond, .30% due 10/18/2007	8,343,823	1,167,915	9,511,738
					Israel Government AID Bond:
	USD	—	850,000	850,000	5.50% due 9/18/2023	—	889,470	889,470
		—	625,000	625,000	5.50% due 4/26/2024	—	653,964	653,964
					Mexico Government International Bond:
		2,378,000	—	2,378,000	6.375% due 1/16/2013	2,507,601	—	2,507,601
		2,775,000	—	2,775,000	5.875% due 1/15/2014	2,858,250	—	2,858,250
		—	799,000	799,000	Series A, 6.75% due 9/27/2034	—	871,310	871,310
	NZD	—	635,000	635,000	Province of Manitoba, 6.375% due 9/01/2015	—	431,198	431,198
		—	720,000	720,000	Province of Ontario, 6.25% due 6/16/2015	—	481,462	481,462

					Total Foreign Government Obligations (Cost — $27,180,902) — 0.7%	21,799,300	5,616,179	27,415,479

					Municipal Bonds

	USD	—	325,000	325,000	Fort Belvoir Family Housing Project, Military Housing Revenue Bonds, Series A-1, 5.27% due 12/15/2047	—	301,464	301,464
		—	600,000	600,000	Fort Irwin Family Housing Project, Military Housing Revenue Bonds, Series A-2, 5.40% due 12/15/2047	—	549,497	549,497

					Total Municipal Bonds (Cost — $907,634) — 0.0%	—	850,961	850,961

					Preferred Securities

					Capital Trusts

Commercial Banks — 0.1%		3,555,000	—	3,555,000	BAC Capital Trust VI, 5.625% due 3/08/2035	3,302,780	—	3,302,780
		—	45,000	45,000	BAC Capital Trust XI, 6.62% due 5/23/2036	—	47,616	47,616
		445,000	—	445,000	RBS Capital Trust I, 5.512% (b)(g)	437,829	—	437,829

						3,740,609	47,616	3,788,225

Oil, Gas & Consumable Fuels — 0.1%		3,555,000	—	3,555,000	Pemex Project Funding Master Trust, 7.375% due 12/15/2014	3,926,497	—	3,926,497

					Total Capital Trusts (Cost — $7,701,949) — 0.2%	7,667,106	47,616	7,714,722

		Shares Held			Preferred Stocks

Commercial Banks — 0.0%		450,000	—	450,000	Barclays Bank Plc, 6.278%	433,165	—	433,165

Thrifts & Mortgage Finance — 0.3%		214,200	—	214,200	Fannie Mae Series O, 7% (b)	11,245,500	—	11,245,500

					Total Preferred Stocks (Cost — $12,323,162) — 0.3%	11,678,665	—	11,678,665

		Face Amount			Trust Preferred

Commercial Banks — 0.1%	USD	4,300,000	425,000	4,725,000	SunTrust Capital VIII, 6.10% due 12/15/2036 (b)	4,027,969	398,113	4,426,082

					Total Trust Preferred (Cost — $4,648,550) — 0.1%	4,027,969	398,113	4,426,082

					Total Preferred Securities (Cost — $24,673,661) — 0.6%	23,373,740	445,729	23,819,469

F-11

Pro Forma Condensed Combined Schedule of Investments for
Master Bond Portfolio and
BlackRock Total Return Portfolio
As of March 31, 2007 (unaudited) (continued)

		Face Amount				Value (in U.S. dollars)
		Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined	Short-Term Securities	Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined

Certificate of Deposit — 0.1%	USD	—	4,665,000	4,665,000	Barclays Bank Plc, 5.35% due 3/13/2009 (b)	$ —	$ 4,667,892	$ 4,667,892
		—	430,000	430,000	SunTrust Bank, 4.42% due 6/15/2009	—	421,734	421,734

						—	5,089,626	5,089,626

U.S. Government Agency Obligations** — 6.2%		—	4,200,000	4,200,000	Federal Farm Credit Banks, 5.12% due 4/12/2007 (m)	—	4,193,429	4,193,429
					Federal Home Loan Bank System:
		98,100,000	—	98,100,000	4.985% due 4/02/2007	98,100,000	—	98,100,000
		100,000,000	—	100,000,000	6.41% due 4/04/2007	99,971,500	—	99,971,500
		—	33,300,000	33,300,000	Freddie Mac, 4.90% due 4/02/2007 (m)	—	33,295,468	33,295,468

						198,071,500	37,488,897	235,560,397

		Shares Held
		—	10,124,227	10,124,227	Galileo Money Market Fund, 5.02%	—	10,124,227	10,124,227

					Total Short-Term Securities (Cost — $250,779,624) — 6.6%	198,071,500	52,702,750	250,774,250

Call Options Purchased		—	500†††	500†††	Barclays Capital, Strike Rate 5.520%, Expires 09/19/16	—	256,413	256,413
		—	840†††	840†††	Lehman Brothers, Strike Rate 5.390%, Expires 03/19/12	—	296,772	296,772
		59††	—	59††	Receive a fixed rate 5.39% and pay a floating rate based on 3-month LIBOR, expiring March 2012, broker Lehman Brothers Special Financing (j)	2,091,372	—	2,091,372

						2,091,372	553,185	2,644,557

Put Options Purchased		—	500†††	500†††	Barclays Capital, Strike Rate 5.520%, Expires 09/21/15	—	299,081	299,081
		—	740†††	740†††	Goldman Sachs, Strike Rate 5.350%, Expires 04/30/07	—	11,807	11,807
		—	53	53	June 10 year U.S. Treasury Notes futures, Strike Price $105, Expires 05/25/07	—	1,656	1,656
		—	840†††	840†††	Lehman Brothers, Strike Rate 5.390%, Expires 03/19/12	—	376,320	376,320
		101††	—	101††	Pay a fixed rate 5.35% and receive a floating rate based on 3-month LIBOR, expiring May 2007, broker Deutsche Bank (j)	317,677	—	317,677
		59††	—	59††	Pay a fixed rate 5.39% and receive a floating rate based on 3-month LIBOR, expiring March 2012, broker Lehman Brothers Special Financing (j)	2,617,716	—	2,617,716

						2,935,393	688,864	3,624,257

					Total Options Purchased (Premiums Paid — $6,583,599) — 0.2%	5,026,765	1,242,049	6,268,814

					Total Investments (Cost — $4,922,239,596) — 128.7%	4,308,849,442	613,801,420	4,922,650,862

					TBA Sale Commitments (h)

					Fannie Mae Guaranteed Pass Through Certificates:
		—	6,000,000	6,000,000	5.00% due 4/01/2022 — 4/01/2037	—	(5,855,628)	(5,855,628)
		96,000,000	39,000,000	135,000,000	5.50% due 7/01/2014 — 4/15/2037	(94,980,000)	(38,715,105)	(133,695,105)
		69,000,000	9,500,000	78,500,000	6.00% due 5/01/2013 — 5/15/2037	(69,495,972)	(9,568,286)	(79,064,258)
		—	11,000,000	11,000,000	6.50% due 4/01/2037	—	(11,220,000)	(11,220,000)
					Freddie Mac Mortgage Participation Certificates:
		—	2,300,000	2,300,000	4.50% due 4/01/2022	—	(2,225,968)	(2,225,968)
		—	100,000	100,000	6.00% due 4/01/2037	—	(100,781)	(100,781)
					Ginnie Mae MBS Certificates:
		9,000,000	—	9,000,000	6.00% due 11/15/2028 — 4/15/2037	(9,115,308)	—	(9,115,308)

					Total TBA Sale Commitments
					(Premiums Received — $241,229,031) — (6.3%)	(173,591,280)	(67,685,768)	(241,277,048)

		Number of Contracts††			Options Written

Call Options Written		—	500†††	500†††	Barclays Capital, Strike Rate 5.140%, Expires 04/21/08	—	(95,093)	(95,093)
		—	540†††	540†††	Chase Securities, Strike Rate 5.485%, Expires 10/26/09	—	(197,974)	(197,974)
		—	370†††	370†††	Citibank, Strike Rate 5.670%, Expires 01/04/10	—	(162,774)	(162,774)
		—	840†††	840†††	Lehman Brothers, Strike Rate 5.115%, Expires 03/19/08	—	(144,480)	(144,480)
		59††	—	59††	Pay a fixed rate 5.115% and receive a floating rate based on 3-month LIBOR, expiring March 2008, broker Lehman Brothers Special Financing (j)	(1,044,770)	—	(1,044,770)
		92††	—	92††	Pay a fixed rate 5.29% and receive a floating rate based on 3-month LIBOR, expiring October 2007, broker Deutsche Bank (j)	(1,880,512)	—	(1,880,512)
		—	990†††	990†††	Union Bank, Strike Rate 5.340%, Expires 02/06/09	—	(287,397)	(287,397)

						(2,925,282)	(887,718)	(3,813,000)

F-12

Pro Forma Condensed Combined Schedule of Investments for
Master Bond Portfolio and
BlackRock Total Return Portfolio
As of March 31, 2007 (unaudited) (continued)

	Number of Contracts				Value (in U.S. dollars)
	Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined	Options Written	Master Bond Portfolio	BlackRock Total Return Portfolio	Pro Forma Master Bond Portfolio Combined

Put Options Written	—	500†††	500†††	Barclays Capital, Strike Rate 5.140%, Expires 04/21/08	$ —	$ (95,093)	$ (95,093)
	—	540†††	540†††	Chase Securities, Strike Rate 5.485%, Expires 10/26/09	—	(151,804)	(151,804)
	—	370†††	370†††	Citibank, Strike Rate 5.670%, Expires 01/04/10	—	(88,844)	(88,844)
	—	840†††	840†††	Lehman Brothers, Strike Rate 5.115%, Expires 03/19/08	—	(209,832)	(209,832)
	59††	—	59††	Receive a fixed rate 5.115% and pay a floating rate based on 3-month LIBOR, expiring March 2008, broker Lehman Brothers Special Financing (j)	(1,423,482)	—	(1,423,482)
	92††	—	92††	Receive a fixed rate 5.29% and pay a floating rate based on 3-month LIBOR, expiring October 2007, broker Deutsche Bank (j)	(1,081,253)	—	(1,081,253)
	—	990†††	990†††	Union Bank, Strike Rate 5.340%, Expires 02/06/09	—	(269,181)	(269,181)

					(2,504,735)	(814,754)	(3,319,489)

				Total Options Written (Premiums Received — $8,691,891) — (0.2%)	(5,430,017)	(1,702,472)	(7,132,489)

				Liabilities in Excess of Other Assets — (22.2%)	(788,017,670)	(63,216,518)	(850,835,572)#

				Net Assets — 100.0%	$3,341,810,475	$481,196,662	$3,823,405,753

*	The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2007, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 4,677,947,556

	Gross unrealized appreciation	$ 19,527,412
	Gross unrealized depreciation	(23,233,643)

	Net unrealized depreciation	$ (3,706,231)

**	Certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rate paid at the time of purchase.
†	Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.
††	One contract represents a notional amount of $1,000,000.
†††	One contract represents a notional amount of $10,000.
#	Amounts reflect Pro Forma adjustments to the Condensed Combined Statement of Assets and Liabilities.
(a)	The security may be offered and sold to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
(b)	Floating rate security.
(c)	Investments in companies considered to be an affiliate of the Portfolios, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Affiliate		Purchased Cost	Sale Cost		Realized Loss	Interest Income

	BlackRock Capital Finance LP Series 1997-R2 Class AP, 9.121% due 12/25/2035		—	$ 1,308		$ (7)	$ 597
	BlackRock Liquidity Series, LLC Money Market Series		—	$403,300,250	*	—	$187,322
	Merrill Lynch Mortgage Investors Inc. Series 2005-HE2 Class A2A, 5.43% due 9/25/2036		—	$ 393,523		—	$ 32,579

* Represents net sale cost.

(d)	Convertible security.
(e)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(f)	All or a portion of security held as collateral in connection with open financial futures.
(g)	The security is a perpetual bond and has no stated maturity date.
(h)	Represents or includes a “to-be-announced” transaction. The Portfolios have committed to purchasing and/or selling securities for which all specific information is not available at this time.
(i)	Represents the interest-only portion of a mortgage-backed security and has either a nominal or notional amount of principal.
(j)	This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon the exercise of swaption.
(k)	All or a portion of security held as collateral in connection with swap and swaption contracts.
(l)	Security, or a portion thereof, subject to financing transactions.
(m)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(n)	Security is illiquid. As of March 31, 2007, the Total Return Portfolio held 0.2% of its net assets, with a current market value of $941,171 in these securities.

•	For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
•	Financial futures contracts purchased as of March 31, 2007 were as follows:

	Number of Contracts	Issue	Expiration Date	Face	Unrealized Appreciation (Depreciation)

	276	30-Year U.S. Treasury Bond	June 2007	$ 30,705,000	$ (518,554)
	39	Euro Bond Futures	June 2007	$ 5,966,056	(64,135)
	301	Euro Dollar Futures	June 2007	$ 46,704,185	(496,087)
	112	Euro Dollar Futures	December 2008	$ 26,698,000	124,600

	Total Unrealized Depreciation — Net				$ (954,176)

F-13

Pro Forma Condensed Combined Schedule of Investments for Master Bond Portfolio and BlackRock Total Return Portfolio As of March 31, 2007 (unaudited) (continued)

•	Financial futures contracts sold as of March 31, 2007 were as follows:

	Number of Contracts	Issue	Expiration Date	Face	Unrealized Appreciation (Depreciation)

	2,989	5-Year U.S. Treasury Bond	June 2007	$ 315,448,496	$ (778,363)
	238	5-Year U.S. Treasury Note	June 2007	$ 25,179,657	31,874
	506	10-Year U.S. Treasury Bond	June 2007	$ 54,832,106	120,856
	36	30-Year U.S. Treasury Bond	June 2007	$ 4,051,276	46,276
	15	10-Year U.S. Treasury Note	June 2007	$ 1,621,875	4,613

	Total Unrealized Depreciation — Net				$ (574,744)

•	Currency Abbreviations:
	AUD	Australian Dollar
	JPY	Japanese Yen
	NZD	New Zealand Dollar
	USD	U.S. Dollar

•	Swaps outstanding as of March 31, 2007 were as follows:

			Notional Amount	Unrealized Appreciation (Depreciation)

	Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.06%

	Broker, UBS Warburg
	Expires June 2007	USD	434,000,000	—

	Sold credit default protection on Comcast Cable Communications, Inc. and receive 1.15%

	Broker, Morgan Stanley Capital Services Inc.
	Expires September 2008	USD	7,115,000	114,117

	Receive a fixed rate of 3.401% and pay 3.875% on Treasury Inflation Protected Securities (TIPS) adjusted principal

	Broker, JPMorgan Chase
	Expires January 2009	USD	19,239,000	(252,549)

	Receive a fixed rate of 5.2725% and pay a floating rate based on 3-month LIBOR

	Broker, Citibank, N.A.
	Expires October 2009	USD	51,500,000	362,235

	Bought credit default protection on Sara Lee Corp. and pay 0.57%

	Broker, Lehman Brothers Special Finance
	Expires December 2010	USD	7,580,000	(94,591)

	Bought credit default protection on RadioShack Corp. and pay 1.16%

	Broker, UBS Warburg
	Expires December 2010	USD	7,625,000	(81,290)

	Bought credit default protection on Limited Brands, Inc. and pay 1.065%

	Broker, UBS Warburg
	Expires December 2010	USD	7,625,000	(191,745)

	Receive a fixed rate of 6.54375% and pay a floating rate based on 6-month Australian Bank Bill Rate

	Broker, Deutsche Bank AG London
	Expires January 2011	AUD	155,000,000	(183,954)

	Receive a fixed rate of 4.17% and pay 3.50% on Treasury Inflation Protected Securities (TIPS) adjusted principal

	Broker, Morgan Stanley Capital Services Inc.
	Expires January 2011	USD	16,600,000	(748,054)

	Bought credit default protection on Sara Lee Corp. and pay 0.604%

	Broker, JPMorgan Chase
	Expires March 2011	USD	7,720,000	(106,497)

	Bought credit default protection on Limited Brands, Inc. and pay 0.73%

	Broker, Lehman Brothers Special Finance
	Expires March 2011	USD	7,720,000	(99,480)

	Bought credit default protection on Computer Sciences Corp. and pay 0.88%

	Broker, Morgan Stanley Capital Services Inc.
	Expires June 2011	USD	7,770,000	(169,231)

	Receive a fixed rate of 4.906% and pay a floating rate based on 3-month LIBOR

	Broker, UBS Warburg
	Expires December 2011	USD	200,000,000	(693,289)

	Receive a fixed rate of 4.946% and pay a floating rate based on 3-month LIBOR

	Broker, Citibank, N.A.
	Expires December 2011	USD	76,800,000	(139,558)

F-14

Pro Forma Condensed Combined Schedule of Investments for Master Bond Portfolio and BlackRock Total Return Portfolio As of March 31, 2007 (unaudited) (concluded)

•	Swaps outstanding as of March 31, 2007 were as follows:

			Notional Amount	Unrealized Appreciation (Depreciation)

	Receive a fixed rate of 4.897% and pay a floating rate based on 3-month LIBOR

	Broker, JPMorgan Chase
	Expires December 2011	USD	165,000,000	(633,779)

	Pay a fixed rate of 5.0016% and receive a floating rate based on 3-month LIBOR

	Broker, UBS Warburg
	Expires January 2012	USD	63,300,000	(29,124)

	Bought credit default protection on Eastman Chemical Co. and pay 0.68%

	Broker, Morgan Stanley Capital Services Inc.
	Expires September 2013	USD	7,800,000	(50,162)

	Receive a fixed rate of 5.085% and pay a floating rate based on 3-month LIBOR

	Broker, Deutsche Bank AG London
	Expires November 2016	USD	17,100,000	(154,140)

	Pay a fixed rate of 5.225% and receive a floating rate based on 3-month LIBOR

	Broker, Deutsche Bank AG London
	Expires January 2017	USD	7,400,000	(30,419)
	Receive a fixed rate of 5.16% and pay a floating rate based on 3-month LIBOR

	Broker, Deutsche Bank AG London
	Expires February 2017	USD	30,300,000	(33,781)

	Pay a fixed rate of 5.071% and receive a floating rate based on 3-month LIBOR

	Broker, UBS Warburg
	Expires March 2017	USD	70,300,000	553,333

	Receive a fixed rate of 5.411% and pay a floating rate based on 3-month LIBOR

	Broker, JPMorgan Chase
	Expires August 2022	USD	76,505,000	740,239

	Total			(1,921,719)

•	Total Return Portfolio’s swaps outstanding as of March 31, 2007 were as follows:

	Counter-party	Termination Date	Interest Receivable Rate	Interest Payable Rate		Notional Amount	Unrealized Appreciation (Depreciation)

	Wachovia Bank N.A.	April 2007	6.84%(3)	5.32%(4)	USD	12,770,000	(9,411)
	Wachovia Bank N.A.	October 2007	3.71%(5)	0.49%	USD	10,000,000	6,569
	Bank of America	July 2009	5.50%	5.36%(1)	USD	10,000,000	116,300
	Union Bank of Switzerland	September 2010	4.51%	5.37%(1)	USD	5,600,000	(85,361)
	Deutsche Bank	November 2010	5.00%	5.37%(1)	USD	4,000,000	54,021
	Goldman Sachs	November 2010	5.16%	5.37%(1)	USD	5,700,000	110,091
	Deutsche Bank	January 2011	6.53%	6.5%(2)	AUD	8,640,000	(12,355)
	Deutsche Bank	January 2011	6.54%	6.53%(2)	AUD	8,640,000	(9,209)
	Citibank	March 2011	5.17%	5.37%(1)	USD	4,500,000	33,678
	Deutsche Bank	June 2011	TBD(6)	0.75%	USD	13,210,000	(14,447)
	Bank of America	November 2011	5.08%	5.37%(1)	USD	18,700,000	309,859
	Deutsche Bank	November 2011	5.03%	5.38%(1)	USD	2,700,000	38,180
	Union Bank of Switzerland	November 2011	4.95%	5.36%(1)	USD	900,000	9,309
	Wachovia Bank N.A.	November 2011	4.95%	5.36%(1)	USD	6,200,000	66,526
	Union Bank of Switzerland	January 2012	5.36%(1)	5.00%	USD	6,000,000	4,140
	Deutsche Bank	February 2012	5.36%(1)	5.21%	USD	25,000,000	(233,618)
	Goldman Sachs	April 2014	5.36%(1)	4.89%	USD	8,000,000	(5,295)
	Deutsche Bank	April 2015	5.36%(1)	5.03%	USD	3,500,000	15,890
	JPMorgan Chase	May 2015	5.37%(1)	4.50%	USD	2,400,000	72,170
	Morgan Stanley	August 2015	4.73%	5.37%(1)	USD	4,700,000	(129,579)
	Union Bank of Switzerland	December 2015	5.94%	5.33%(1)	USD	1,400,000	99,848
	Citibank	December 2015	6.65%	5.61%(7)	NZD	2,000,000	(35,684)
	JPMorgan Chase	July 2016	5.72%	5.36%(1)	USD	4,800,000	203,198
	Deutsche Bank	October 2016	5.28%	5.36%(1)	USD	2,200,000	47,987
	Goldman Sachs	February 2017	5.35%	5.36%(1)	USD	3,700,000	49,934
	Union Bank of Switzerland	February 2017	5.30%	5.36%(1)	USD	9,600,000	86,976
	JPMorgan Chase	August 2022	5.41%	5.36%(1)	USD	10,420,000	100,761

	Total						$ 890,478

(1)	Rate shown is based on the 3 month LIBOR as of the most recent payment date.
(2)	Rate shown is based on the 6 month BBA AUD LIBOR as of the most recent payment date.
(3)	Rate shown is based on Bank of America CMBS 10 year index as of most recent payment date.
(4)	Rate shown is based on the 1 month LIBOR as of most recent payment date.
(5)	Rate shown is based on Lehman CMBS AAA 8.5+ year index as of most recent payment date.
(6)	Rate to be determined upon notice of event of default by DJ CDX:NA.IG.HVOL.4.
(7)	Rate shown is based on the 3 month BBA NZD LIBOR as of the most recent payment date.

F-15

Pro Forma Condensed Combined Statement of Assets and Liabilities for BlackRock Bond Fund and BlackRock Total Return Portfolio As of March 31, 2007 (unaudited)

	BlackRock Bond Fund	BlackRock Total Return Portfolio	Adjustments		Pro Forma BlackRock Bond Fund Combined (4)

Assets:
Investments in Master Bond Portfolio (the “Master Portfolio”), at value*	$2,530,866,433	$ —	$ 481,595,278	(1)	$3,012,461,711
Investments in unaffiliated securities, at value**	—	612,833,542	(612,833,542	)(1)	—
Investments in affiliated securities, at value***	—	967,878	(967,878	)(1)	—
Foreign cash#	—	11,389,379	(11,389,379	)(1)	—
Cash	—	4,711,807	(4,711,807	)(1)	—
Unrealized appreciation on swaps	—	1,425,438	(1,425,438	)(1)	—
Collateral paid for swap contracts	—	626,732	(626,732	)(1)	—
Receivables:
Securities sold	—	63,151,701	(63,151,701	)(1)	—
Interest	—	2,914,611	(2,914,611	)(1)	—
Capital shares sold	—	631,316	(631,316	)(1)	—
Principal paydowns	—	16,769	(16,769	)(1)	—
Variation margin	—	3,281	(3,281	)(1)	—
Investment Adviser	—	1,066	(1,066	)(1)	—
Prepaid expenses and other assets	732,329	33,362	1,066	(1)	766,757

Total assets	2,531,598,762	698,706,882	(217,077,176)		3,013,228,468

Liabilities:
Mortgage pass—throughs TBA sale commitments, at value##	—	67,685,768	(67,685,768	)(1)	—
Options and swaptions written, at fair value###	—	1,702,472	(1,702,472	)(1)	—
Collateral received for swap contracts	—	626,732	(626,732	)(1)	—
Unrealized depreciation on swaps	—	534,960	(534,960	)(1)	—
Unrealized depreciation on forward foreign currency contracts	—	41,429	(41,429	)(1)	—
Payables:
Dividends to shareholders	9,028,148	—	236,996	(3)	9,265,144
Other affiliates	1,394,702	—	—		1,394,702
Investment adviser	667,578	103,577	—		771,155
Distributor	718,039	1,168	—		719,207
Distributions to shareholders	—	228,065	—		228,065
Administrator	—	30,299	—		30,299
Transfer agent	—	6,707	—		6,707
Securities purchased	—	114,833,622	(114,833,622	)(1)	—
Financing transactions	—	31,316,369	(31,316,369	)(1)	—
Interest	—	151,349	(151,349	)(1)	—
Variation margin	—	78,876	(78,876	)(1)	—
Capital shares redeemed	—	62,560	(62,560	)(1)	—
Swaps	—	23,089	(23,089	)(1)	—
Custodian	—	19,889	(19,889	)(1)	—
Officers’ and trustees’	—	61	(61	)(1)	—
Accrued expenses	—	63,228	—		63,228

Total liabilities	11,808,467	217,510,220	(216,840,180)		12,478,507

Net Assets:
Net Assets	$2,519,790,295	$481,196,662	$ (236,996)		$3,000,749,961

(continued on next page)

F-16

Pro Forma Condensed Combined Statement of Assets and Liabilities for BlackRock Bond Fund and BlackRock Total Return Portfolio (continued) As of March 31, 2007 (unaudited)

	BlackRock Bond Fund	BlackRock Total Return Portfolio	Adjustments		Pro Forma BlackRock Bond Fund Combined (4)

Net Assets Consist of:
BlackRock Shares of beneficial interest/common stock†	$ —	$ 46,518	$ 4,092,421	(2)	$ 4,138,939
Institutional Shares of beneficial interest/common stock†	7,432,804	591	(591	)(2)	7,432,804
Service Shares of beneficial interest/common stock†	—	2	10,271	(2)	10,273
Investor A Shares of beneficial interest/common stock†	5,573,641	115	(115	)(2)	5,573,641
Investor A1 Shares of beneficial interest/common stock†	1,482,486	—	—		1,482,486
Investor B Shares of beneficial interest/common stock†	1,936,108	73	(73	)(2)	1,936,108
Investor B1 Shares of beneficial interest/common stock†	476,070	—	—		476,070
Investor B2 Shares of beneficial interest/common stock†	—	—	6,380	(2)	6,380
Investor C Shares of beneficial interest/common stock†	614,828	219	19,012	(2)	634,059
Investor C1 Shares of beneficial interest/common stock†	3,694,584	—	—		3,694,584
Investor C2 Shares of beneficial interest/common stock†	209,780	—	—		209,780
Class R/R Shares of beneficial interest/common stock†	449,993	2	171	(2)	450,166
Paid-in capital in excess of par	2,535,416,585	486,218,434	(4,127,476	)(2)	3,017,507,543
Undistributed (accumulated) distributions in excess of investment income — net	(3,061,054)	236,996	(236,996	)(3)	(3,061,054)
Accumulated realized capital losses allocated from the Master Portfolio and on investments — net	(34,405,842)	(4,256,977)	—		(38,662,819)
Unrealized depreciation allocated from the Master Portfolio and on investments — net	(29,688)	(1,049,311)	—		(1,078,999)

Net Assets	$2,519,790,295	$481,196,662	$ (236,996)		$3,000,749,961

F-17

Pro Forma Condensed Combined Statement of Assets and Liabilities for BlackRock Bond Fund and BlackRock Total Return Portfolio As of March 31, 2007 (unaudited) (continued)

	BlackRock Bond Fund	BlackRock Total Return Portfolio	Adjustments		Pro Forma BlackRock Bond Fund Combined (4)

BlackRock:
Net assets		$471,083,215	$ 5,722,583	(3) (5)	$ 476,805,798

Beneficial interest/shares outstanding		46,518,482	(5,129,090	)(2)	41,389,392

Net Asset Value		$ 10.13			$ 11.52

Institutional:
Net assets	$ 856,197,872	$ 5,957,532	$ (5,957,532	)(5)	$ 856,197,872

Beneficial interest/shares outstanding	74,328,039	591,380	(591,380	)(2)	74,328,039

Net Asset Value	$ 11.52	$ 10.07			$ 11.52

Service:
Net assets		$ 20,092	$ 1,164,416	(3) (5)	$ 1,184,508

Beneficial interest/shares outstanding		1,971	100,762	(2)	102,733

Net Asset Value		$ 10.19			$ 11.53

Investor A:
Net assets	$ 642,416,951	$ 1,165,000	$ (1,165,000	)(5)	$ 642,416,951

Beneficial interest/shares outstanding	55,736,411	114,911	(114,911	)(2)	55,736,411

Net Asset Value	$ 11.53	$ 10.14			$ 11.53

Investor A1:
Net assets	$ 170,760,769				$ 170,760,769

Beneficial interest/shares outstanding	14,824,855				14,824,855

Net Asset Value	$ 11.52				$ 11.52

Investor B:
Net assets	$ 223,025,973	$ 735,349	$ (735,349	)(5)	$ 223,025,973

Beneficial interest/shares outstanding	19,361,078	72,578	(72,578	)(2)	19,361,078

Net Asset Value	$ 11.52	$ 10.13			$ 11.52

Investor B1:
Net assets	$ 54,855,272				$ 54,855,272

Beneficial interest/shares outstanding	4,760,702				4,760,702

Net Asset Value	$ 11.52				$ 11.52

Investor B2:
Net assets			$ 734,987	(3) (5)	$ 734,987

Beneficial interest/shares outstanding			63,801	(2)	63,801

Net Asset Value					$ 11.52

Investor C:
Net assets	$ 70,793,171	$ 2,215,506	$ (1,091	)(3)	$ 73,007,586

Beneficial interest/shares outstanding	6,148,275	218,875	(26,557	)(2)	6,340,593

Net Asset Value	$ 11.51	$ 10.12			$ 11.51

Investor C1:
Net assets	$ 425,715,881				$ 425,715,881

Beneficial interest/shares outstanding	36,945,843				36,945,843

Net Asset Value	$ 11.52				$ 11.52

Investor C2:
Net assets	$ 24,154,072				$ 24,154,072

Beneficial interest/shares outstanding	2,097,800				2,097,800

Net Asset Value	$ 11.51				$ 11.51

Class R/R Shares:
Net assets	$ 51,870,334	$ 19,968	$ (10	)(3)	$ 51,890,292

Beneficial interest/shares outstanding	4,499,926	1,970.443	(239	)(2)	4,501,657

Net Asset Value	$ 11.53	$ 10.13			$ 11.53

F-18

	Pro Forma Condensed Combined Statement of Assets and Liabilities for BlackRock Bond Fund and BlackRock Total Return Portfolio As of March 31, 2007 (unaudited) (concluded)

		BlackRock Bond Fund	BlackRock Total Return Portfolio	Adjustments		Pro Forma BlackRock Bond Fund Combined (4)

*	Cost of investments — Master Portfolio	$2,530,896,121	$ —	$ 482,644,589	(1)	$3,013,540,710

**	Cost of investments — unaffiliated securities	$ —	$614,835,167	$ (614,835,167)	(1)	$ —

***	Cost of investments — affiliated securities	$ —	$ 967,732	$ (967,732)	(1)	$ —

#	Cost of cash denominated in foreign securities	$ —	$ 11,481,187	$ (11,481,187)	(1)	$ —

##	Proceeds paid — mortgage pass-throughs TBA sale commitments	$ —	$ 67,808,468	$ (67,808,468)	(1)	$ —

###	Premiums received — options and swaptions written	$ —	$ 2,116,116	$ (2,116,116)	(1)	$ —

†	Authorized shares:
	BlackRock Shares	N/A	unlimited			100,000,000

	Institutional Shares	250,000,000	unlimited			250,000,000

	Service Shares	N/A	unlimited			50,000,000

	Investor A Shares	100,000,000	unlimited			100,000,000

	Investor A1 Shares	50,000,000	N/A			50,000,000

	Investor B Shares	250,000,000	unlimited			250,000,000

	Investor B1 Shares	50,000,000	N/A			50,000,000

	Investor B2 Shares	N/A	N/A			50,000,000

	Investor C Shares	100,000,000	unlimited			100,000,000

	Investor C1 Shares	100,000,000	N/A			100,000,000

	Investor C2 Shares	50,000,000	N/A			50,000,000

	Class R/ R Shares	250,000,000	unlimited			250,000,000

	Par value for each share class:	$.10	$.001			$.10

(1)	Reflects the reclassification of certain assets and liabilities from the Total Return Portfolio to the Master Portfolio.
(2)	Reflects the capitalization adjustments due to the change in par value per share of the newly issued shares and giving effect to the issuance of shares of the Bond Fund to the Total Return Portfolio shareholders as if the Reorganization had taken place on March 31, 2007. The foregoing should not be relied upon to reflect the number of shares of Bond Fund that actually will be received on or after such date.
(3)	Reflects the distribution of undistributed net investment income of $236,996 attributable to the Total Return Portfolio.
(4)	The Total Return Portfolio will be the accounting survivor of the Reorganization.
(5)	Reflects an adjustment to aggregate net asset value to reflect the issuance of shares of Bond Fund to Total Return Portfolio shareholders as if the Reorganization had taken place on March 31, 2007 and to maintain the per share net asset value of Bond Fund shares outstanding immediately prior to the Reorganization.

	See Notes to Pro Forma Condensed Combined Financial Statements.

F-19

Pro Forma Condensed Combined Statement of Operations for BlackRock Bond Fund and BlackRock Total Return Portfolio For the Twelve Months Ended March 31, 2007 (unaudited)
	BlackRock Bond Fund	BlackRock Total Return Portfolio	Adjustments		Pro Forma BlackRock Bond Fund Combined (5)
Investment income†:
Interest	$114,548,846	$19,894,127	$ —		$134,442,973
Dividends	537,602	135,566	—		673,168
Securities lending —net	341,907	523	—		342,430
Expenses	(2,140,187)	—	(268,615	)(3)	(2,408,802)

Total income	113,288,168	20,030,216	(268,615)		133,049,769

Expenses:
Investment advisory fees	8,104,821	1,988,074	(598,127	)(1)	9,494,768
Service and distribution fees — Investor C1	3,425,702	—	—		3,425,702
Service and distribution fees — Investor B	1,848,940	2,041	(2,041	)(2)	1,848,940
Service and/or distribution fees — Investor A	1,468,565	1,360	(1,360	)(2)	1,468,565
Transfer agent fees — Institutional	1,322,039	4,690	(4,690	)(2)	1,322,039
Transfer agent fees — Investor A	1,030,584	2,606	(2,606	)(2)	1,030,584
Transfer agent fees — Investor C1	828,924	—	—		828,924
Transfer agent fees — Investor B	486,305	2,592	(2,592	)(2)	486,305
Service and distribution fees — Class R/R Shares	208,920	50	—		208,970
Printing and shareholder reports	140,446	47,021	(3,125	)(1)	184,342
Service and distribution fees — Investor C	171,800	6,098	—		177,898
Transfer agent fees — Investor A1	143,635	—	—		143,635
Service and distribution fees — Investor B1	135,590	—	—		135,590
Registration fees	112,068	27,150	(27,150	)(1)	112,068
Service fees — Investor A1	78,925	—	—		78,925
Transfer agent fees — Class R/R Shares	74,266	20	—		74,286
Service and distribution fees — Investor C2	58,124	—	—		58,124
Transfer agent fees — Investor B1	49,776	—	—		49,776
Transfer agent fees — Investor C	34,348	6,359	—		40,707
Professional fees	34,623	62,204	(58,742	)(1)	38,085
Transfer agent fees — Investor C2	21,427	—	—		21,427
Transfer agent fees	—	11,927	—		11,927
Transfer agent fees — BlackRock	—	7,127	4,690	(2)	11,817
Transfer agent fees — Service	—	48	2,606	(2)	2,654
Transfer agent fees — Investor B2	—	—	2,592	(2)	2,592
Pricing fees	2,390	—	—		2,390
Service and distribution fees — Investor B2	—	—	2,041	(2)	2,041
Service fees — Service	—	25	1,259	(2)	1,284
Administration fees	—	298,211	(298,211	)(1)(3)(6)	—
Administration fees — BlackRock	—	97,872	(97,872	)(6)	—
Custodian fees	—	83,406	(83,406	)(1)(3)	—
Trustees’ fees and expenses	—	24,992	(24,992	)(1)(3)	—
Interest	—	19,816	(19,816	)(3)	—
Administration fees — Institutional	—	1,164	(1,164	)(6)	—
Administration fees — Investor C	—	153	(153	)(6)	—
Administration fees — Investor A	—	126	(126	)(6)	—
Administration fees — Investor B	—	77	(77	)(6)	—
Administration fees — Service	—	2	(2	)(6)	—
Administration fees — R	—	2	(2	)(6)	—
Other	23,452	28,655	(25,136	)(1)(3)	26,971

Total expenses before waiver and/or reimbursement	19,805,670	2,723,868	(1,238,202)		21,291,336
Investment advisory fees waived	(1,448,221)	(972,067)	353,162	(4)	(2,067,126)

(continued on next page)

F-20

Pro Forma Condensed Combined Statement of Operations for BlackRock Bond Fund and BlackRock Total Return Portfolio For the Twelve Months Ended March 31, 2007 (unaudited)
	BlackRock Bond Fund	BlackRock Total Return Portfolio	Adjustments		Pro Forma BlackRock Bond Fund Combined (5)
Transfer agent fees reimbursed — Investor C	—	(6,053)	(181,441	)(4)	(187,494)
Transfer agent fees reimbursed — Class R	—	—	(44,269	)(4)	(44,269)
Transfer agent fees waived — BlackRock	—	(7,229)	—		(7,229)
Transfer agent fees reimbursed — Service	—	(24)	(1,023	)(4)	(1,047)
Transfer agent fees reimbursed — BlackRock	—	(9,043)	8,190	(4)	(853)
Transfer agent fees waived — Class R	—	—	(528	)(4)	(528)
Transfer agent fees waived — Investor C	—	(24)	(444	)(4)	(468)
Transfer agent fees waived — Service	—	(7)	—		(7)
Administration fees waived — BlackRock	—	(97,872)	97,872	(4)	—
Transfer agent fees reimbursed — Institutional	—	(4,000)	4,000	(4)	—
Transfer agent fees reimbursed — Investor B	—	(2,077)	2,077	(4)	—
Transfer agent fees reimbursed — Investor A	—	(1,894)	1,894	(4)	—
Distribution fees waived — Investor A	—	(101)	101	(4)	—
Transfer agent fees waived — Investor A	—	(62)	62	(4)	—
Transfer agent fees waived — Investor B	—	(47)	47	(4)	—
Administration fees waived — Investor A	—	(38)	38	(4)	—
Less fees paid indirectly	—	(37)	37	(4)	—
Administration fees waived — Investor B	—	(19)	19	(4)	—
Administration fees waived — Investor C	—	(11)	11	(4)	—
Administration fees waived — Institutional	—	(3)	3	(4)	—
Administration fees waived — R	—	(2)	2	(4)	—
Administration fees waived — Service	—	(1)	1	(4)	—

Total expenses waived/reimbursed	(1,448,221)	(1,100,611)	239,811		(2,309,021)

Total expenses after waiver and/or reimbursement	18,357,449	1,623,257	(998,391)		18,982,315

Investment income — net	94,930,719	18,406,959	729,776		114,067,454

Realized & Unrealized Gain (Loss) — Net†:
Realized gain on investments, financial futures contracts, swaps, foreign currency transactions and options written — net	5,023,002	(2,105,476)	—		2,917,526
Change in unrealized appreciation/depreciation on investments, financial futures contracts, swaps, foreign currency transactions and options written — net	22,858,235	6,232,468	—		29,090,703

Total realized and unrealized gain — net	27,881,237	4,126,992	—		32,008,229

Net Increase in Net Assets Resulting from Operations	$122,811,956	$22,533,951	$729,776		$146,075,683

†	Investment income and realized and unrealized gain (loss) for the Bond Fund is allocated from the Master Bond Portfolio (the “Master Portfolio”). As of March 31, 2007, the Bond Fund owned approximately 76% of the beneficial interests in the Master Portfolio.
(1)	Reflects the anticipated savings as a result of the Reorganization due to Bond Fund’s lower management fee, through fewer audits and consolidation of accounting/administration, custody, legal, printing and other services.
(2)	Reflects the reclassification of transfer agency fees and service and/or distribution fees from the Total Return Portfolio to the appropriate share class of the Combined Fund.
(3)	Reflects the reclassification of expenses to the Master Portfolio.
(4)	Reflects the changes in the expense reimbursement and/or fee waiver agreement that will be in effect upon completion of the Reorganization.
(5)	The Total Return Portfolio will be the accounting survivor of the Reorganization.
(6)	Reflects the reclassification of the Total Return Portfolio class specific administrative fees to the fund level administrative fees of the Bond Fund.

See Notes to Pro Forma Condensed Combined Financial Statements.

F-21

BLACKROCK BOND FUND
NOTES TO PRO FORMA CONDENSED COMBINED FINANCIAL STATEMENTS (unaudited)

NOTE 1—Basis of Combination:

        The Board of Directors of BlackRock Total Return Portfolio (the “Total Return Portfolio”), at a meeting held on May 31, 2007 and the Board of Directors of BlackRock Bond Fund, Inc. (the “Corporation”) (collectively the “Funds”), at a meeting held on May 16, 2007, each approved their respective Fund’s entering into an Agreement and Plan of Reorganization (the “Plan”) pursuant to which, subject to approval by the shareholders of the Total Return Portfolio, a portfolio of BlackRock Funds II, the Total Return Portfolio will transfer all of its assets, subject to its liabilities, to BlackRock Bond Fund (“Bond Fund”), a series of the Corporation, in exchange for a number of shares of the Bond Fund equal in value to the net assets of the Total Return Portfolio (the “Exchange”). If the Exchange is consummated, shares of the Bond Fund then will be distributed to the Total Return Portfolio’s shareholders on a pro rata basis in liquidation of the Total Return Portfolio.

        The Exchange will be accounted for as a tax-free merger of investment companies. The unaudited pro forma condensed combined schedule of investments and condensed combined statement of assets and liabilities reflect the financial position of the Funds and the Master Bond Portfolio (the “Master Portfolio”), a portfolio of Master Bond LLC (the “Master LLC”), at March 31, 2007. The unaudited pro forma condensed combined statement of operations reflects the results of operations of the Funds for the twelve months ended March 31, 2007. These statements have been derived from the books and records of the Funds and the Master Portfolio utilized in calculating daily net asset value at the dates indicated above in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. As of March 31, 2007, all the securities held by the Total Return Portfolio comply with the compliance guidelines and/or investment restrictions of the Bond Fund. The historical cost of investment securities will be carried forward to the surviving entity. The Funds’ and the Master Portfolio’s fiscal year end is September 30.

        The accompanying pro forma condensed combined financial statements should be read in conjunction with the historical financial statements of the Funds and the Master Portfolio included or incorporated by reference in their respective Statements of Additional Information. Such pro forma condensed combined financial statements are presented for information purposes only and may not necessarily be representative of what the actual combined financial statements would have been had the Exchange occurred on March 31, 2007. Following the Exchange, the Total Return Portfolio will be the accounting survivor.

        All costs with respect to the Exchange will be borne by BlackRock Advisors, LLC and its affiliates.

NOTE 2—Fund and Master Portfolio Valuation:

        The Bond Fund records its investment in the Master Portfolio at fair value.

        Debt securities held by the Master Portfolio are traded primarily in the over-the-counter (“OTC”) markets and are valued at the last available bid price in the OTC market or on the basis of values obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Master LLC under the general direction of the Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Master LLC. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Master Portfolio from a pricing service or counterparty. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost. Repurchase agreements are valued at cost plus accrued interest. Investments in open-end investment companies are valued at their net asset value each business day. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Master LLC.

        Equity securities held by the Master Portfolio, that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one

F-22

BLACKROCK BOND FUND
NOTES TO PRO FORMA CONDENSED COMBINED FINANCIAL STATEMENTS (unaudited)(continued)

exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Master LLC. Long positions traded in the OTC market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Master LLC. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

        Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Master Portfolio are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Master LLC’s Board of Directors or by BlackRock Advisors, LLC (the “Manager”), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Master LLC’s Board of Directors.

NOTE 3—Capital Shares:

        The pro forma net asset value per share assumes the issuance of shares of the Bond Fund that would have been issued at March, 31, 2007 in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Total Return Portfolio, as of March, 31, 2007, divided by the net asset value per share of the shares of Bond Fund as of March, 31, 2007. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at March, 31, 2007:

Class of Shares	Shares of Bond Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares Post-Combination
BlackRock	†	41,389,392	41,389,392
Institutional	74,328,039	0	74,328,039
Service	†	102,733	102,733
Investor A	55,736,411	0	55,736,411
Investor A1	14,824,855	0	14,824,855
Investor B	19,361,078	0	19,361,078
Investor B1	4,760,702	0	4,760,702
Investor B2	†	63,801	63,801
Investor C	6,148,275	192,318	6,340,593
Investor C1	36,945,843	0	36,945,843
Investor C2	2,097,800	0	2,097,800
Class R	4,499,926	1,731	4,501,657
†	Prior to the Reorganization, Bond Fund did not offer BlackRock, Service and Investor B2 Shares.

NOTE 4—Pro Forma Operating Expenses:

        The pro forma condensed combined statement of operations for the 12 month period ended March, 31, 2007, as adjusted, giving effect to the Exchange reflect changes in expenses of the Bond Fund as if the Exchange was consummated on April 1, 2006. Although it is anticipated that there will be an elimination of certain duplicative expenses because of the Exchange, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

F-23

BLACKROCK BOND FUND
NOTES TO PRO FORMA CONDENSED COMBINED FINANCIAL STATEMENTS (unaudited)(concluded)

NOTE 5—Federal Income Taxes:

        Each of Bond Fund and Total Return has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). If the Reorganization is consummated, Bond Fund will seek to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. In addition, Total Return will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies.

        Bond Fund will succeed to the capital loss carryforwards of Total Return. Total Return has capital loss carryforwards that, in the absence of the Reorganization, would generally be available to offset its capital gains. As a result of the Reorganization, Total Return will undergo an “ownership change” for tax purposes (because Total Return is significantly smaller than Bond Fund), and accordingly, Bond Fund’s use of Total Return’s capital loss carryforwards will be subject to the tax loss limitation rules of the Code. However, these limitations are not expected to impose significant restrictions on the use of Total Return’s capital loss carryforwards.

F-24

PART C

OTHER INFORMATION

Item 15. Indemnification

        Reference is made to Article V of the Registrant’s Articles of Incorporation, Article VI of the Registrant’s By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Distribution Agreements.

        Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the “1940 Act”) may be concerned, Article VI of the Registrant’s By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person’s good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met; and (ii) (a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by receipt by the advance, or (c) a majority of a quorum of the Registrant’s disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

        In Section 9 of the Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributors and each person, if any, who controls the Distributors within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

        Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

C-1

Item 16. Exhibits

Exhibit Number		Description
1(a)	—	Articles of Incorporation (incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 2-62329)) (“Registration Statement”)).
(b)	—	Articles of Amendment (incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A).
(c)	—

Articles Supplementary reclassifying shares of Intermediate Term Portfolio Series Common Stock (incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A).

(d)	—

Articles of Amendment changing name to Merrill Lynch Bond Fund, Inc. (incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A filed on December 15, 2000).

(e)	—

Articles of Amendment to Articles Supplementary renaming Class A Common Stock, Class B Common Stock, Class C Common Stock and Class D Common Stock of the High Quality Portfolio to Core Bond Portfolio (incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A filed on January 24, 2002).

(f)	—

Articles Supplementary Increasing the Authorized Capital Stock of the Corporation and Creating an Additional Class of Common Stock dated December 9, 2002 (incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2002).

(g)	—

Articles of Transfer between the Registrant and The Corporate Fund Accumulation Program, Inc. (filed as Exhibit 1(g) to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed on January 14, 2005) (“Post-Effective Amendment No. 35”)).

(h)	—

Articles of Amendment authorizing Master/Feeder Structure (incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on September 30, 2003).

(i)	—	Articles of Amendment redesignating Class A, Class D and Class I shares (filed as Exhibit 1(i) to Post-Effective Amendment No. 35).
(j)	—

Form of Articles of Amendment changing name to BlackRock Bond Fund, Inc. (filed as Exhibit 1(j) to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed on July 21, 2006 (“Post-Effective Amendment No. 38”)).

(k)	—	Form of Articles of Amendment Reclassifying Shares of Authorized Capital Stock (filed as Exhibit 1(k) to Post-Effective Amendment No. 38).
(l)	—	Form of Articles Supplementary to Articles of Incorporation Increasing the Authorized Capital Stock of the Corporation (filed as Exhibit 1(l) to Post-Effective Amendment No. 38).
(m)	—	Form of Articles Supplementary to Articles of Incorporation Increasing the Authorized Capital Stock of the Corporation and Reclassifying Shares of Authorized Capital Stock.*
2	—	Amended and Restated By-Laws dated April 14, 2003 (filed as Exhibit 2 to Post-Effective Amendment No. 35).
3	—	Not applicable.

C-2

4	—

Form of Agreement and Plan of Reorganization by and between the Registrant, individually and on behalf of BlackRock Bond Fund (“Bond Fund”), Master Bond LLC and BlackRock Funds II, individually and on behalf of BlackRock Total Return Portfolio (“Total Return”), a series of BlackRock Funds II (included as Appendix B to the Proxy Statement and Prospectus included in this Registration Statement).

5	—

Portions of the Articles of Incorporation and the By-Laws of the Registrant defining the rights of shareholders. (Reference is made to Articles V, VI, VII and VIII of the Registrant’s Articles of Incorporation, as amended and supplemented, filed as Exhibits 1(a)-1(m) to this Registration Statement and to Article II, Article III (Sections 1, 3, 5 and 6) and Articles VI, VII, XIII and XV of the Registrant’s Amended and Restated By-Laws, filed as Exhibit 2 to this Registration Statement.)

6(a)	—	Form of Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC (the “Investment Adviser”) (filed as Exhibit 4(a) to Post-Effective Amendment No. 38).
(b)	—	Form of Fee Waiver Agreement between Registrant and the Investment Adviser (filed as Exhibit 4(b) to Post-Effective Amendment No. 38).
(c)	—	Form of Sub-Investment Advisory Agreement between the Investment Adviser and BlackRock Financial Management, Inc. (filed as Exhibit 4(c) to Post-Effective Amendment No. 38).
(d)	—	Form of Fee Waiver/Expense Reimbursement Agreement.*
7(a)	—

Form of Unified Distribution Agreement between Registrant and FAM Distributors, Inc. (“FAMD”) (filed as Exhibit 5(a) to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A filed on September 15, 2006) (“Post-Effective Amendment No. 39”).

(b)	—	Form of Unified Distribution Agreement between Registrant and BlackRock Distributors, Inc. (“BDI”) (filed as Exhibit 5(b) to Post-Effective Amendment No. 38).
8	—	None
9	—

Form of Custodian Agreement between Registrant and State Street Bank and Trust Company (incorporated by reference to Exhibit 7 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Maryland Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust (File No. 33-49873), filed on October 30, 2001).

10(a)	—	Form of Unified Investor A Distribution Plan (filed as Exhibit 13(a) to Post-Effective Amendment No. 39).
(b)	—	Form of Unified Investor A1 Distribution Plan (filed as Exhibit 13(b) to Post-Effective Amendment No. 39).
(c)	—	Form of Unified Investor B Distribution Plan (filed as Exhibit 13(c) to Post-Effective Amendment No. 39).
(d)	—	Form of Unified Investor B1 Distribution Plan (filed as Exhibit 13(d) to Post-Effective Amendment No. 39).
(e)	—	Form of Unified Investor B2 Distribution Plan (filed as Exhibit 10(e) to the initial filing of Registrant’s Registration Statement on Form N-14 (File No. 333-143567) filed on June 7, 2007).
(f)	—	Form of Unified Investor C Distribution Plan (filed as Exhibit 13(e) to Post-Effective Amendment No. 39).
(g)	—	Form of Unified Investor C1 Distribution Plan (filed as Exhibit 13(f) to Post-Effective Amendment No. 39).
(h)	—	Form of Unified Investor C2 Distribution Plan (filed as Exhibit 13(g) to Post-Effective Amendment No. 39).
(i)	—	Form of Unified Class R Distribution Plan (filed as Exhibit 13(h) to Post-Effective Amendment No. 39).

C-3

(j)	—

Form of Unified Service Distribution Plan (filed as Exhibit 13(e) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Large Cap Series Funds, Inc. (File No. 333-89389), filed on September 22, 2006).

11	—	Opinion of Miles & Stockbridge P.C., special Maryland counsel to the Registrant.*
12	—	Tax opinion of Sidley Austin LLP, tax counsel for the Registrant, the Fund and BlackRock Funds II.**
13(a)	—	Form of Transfer Agency Agreement between Registrant and PFPC Inc. (filed as Exhibit 8(a) to Post-Effective Amendment No. 39).
(b)	—

Form of Credit Agreement among the Registrant, a syndicate of banks and certain other parties (incorporated by reference to Exhibit 8(b)(7) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of BlackRock Fundamental Growth Fund, Inc. (File No. 33-47875), filed on December 21, 2006).

(c)	—

Form of Administrative Services Agreement between the Registrant and State Street Bank and Trust Company (incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775), filed on March 20, 2001).

(d)	—

Form of Securities Lending Agreement between the Registrant and QA Advisors LLC (now BlackRock Investment Management, LLC) dated August 10, 2001 (incorporated by reference to Exhibit 8(f) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Merrill Lynch Global Technology Fund, Inc. (File No. 33-48929), filed on July 24, 2002).

14(a)	—	Consent of Deloitte & Touche LLP, independent registered public accounting firm for Bond Fund.*
(b)	—	Consent of Deloitte & Touche LLP, independent registered public accounting firm for Total Return.*
15	—	None
16	—	Power of Attorney (included on signature page of initial filing of Registrant’s Registration Statement on Form N-14 (File No. 333-143567), filed on June 7, 2007).
17(a)	—

Prospectus and Statement of Additional Information of the Registrant, each dated January 25, 2007 (incorporated by reference to Post-Effective Amendment No. 40 to the Registration on Form N-1A of BlackRock Bond Fund, Inc. (File No. 2-62329), filed on January 25, 2007).

(b)	—

Prospectus for Investor Class Shares, Prospectus for Institutional Shares, Prospectus for Service Shares, each dated January 31, 2007, and the Statement of Additional Information of BlackRock Funds II dated June 1, 2007 (incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of BlackRock Funds II (File No. 333-142592), filed on June 1, 2007).

(c)	—

Annual Report to Shareholders of Bond Fund for the year ended September 30, 2006 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of BlackRock Bond Fund of BlackRock Bond Fund, Inc., filed on December 5, 2006).

(d)	—

Semi-Annual Report to Shareholders of Bond Fund for the six months ended March 31, 2007 (incorporated by reference to the Certified Shareholder Report, Semi Annual, on Form N-CSRS of BlackRock Bond Fund of BlackRock Bond Fund, Inc., filed on June 6, 2007).

(e)	—

Annual Report to Shareholders of Total Return for the year ended September 30, 2006 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of BlackRock FundsSM, filed on December 8, 2006).

(f)	—

Semi-Annual Report to Shareholders of Total Return for the six months ended March 31, 2007 (incorporated by reference to the Certified Shareholder Report, Semi Annual, on Form N-CSRS of BlackRock FundsSM, filed on June 6, 2007).

(g)	—	Form of Proxy.*

*	Filed herewith.
**	To be filed by post-effective amendment.

Item 17. Undertakings

        (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the

C-4

information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

        (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

        (3) The undersigned registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

C-5

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 18th day of July, 2007.

BLACKROCK BOND FUND, INC. (Registrant)
By:	/s/ Donald C. Burke (Donald C. Burke, Vice President and Treasurer)

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROBERT C. DOLL, JR.* (Robert C. Doll, Jr.)	President (Principal Executive Officer) and Director

DONALD C. BURKE* (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)

RONALD W. FORBES* (Ronald W. Forbes)	Director

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Director

JEAN MARGO REID* (Jean Margo Reid)	Director

ROSCOE S. SUDDARTH* (Roscoe S. Suddarth)	Director

RICHARD R. WEST* (Richard R. West)	Director

*By:	/S/ DONALD C. BURKE (Donald C. Burke, Attorney-in-Fact)	July 18, 2007

C-6

SIGNATURES

        Master Bond LLC has duly caused this Registration Statement of BlackRock Bond Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 18th day of July, 2007.

MASTER BOND LLC
By:	/s/ DONALD C. BURKE (Donald C. Burke, Vice President and Treasurer)

        The Registration Statement of BlackRock Bond Fund, Inc. has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROBERT C. DOLL, JR.* (Robert C. Doll, Jr.)	President (Principal Executive Officer) and Director

DONALD C. BURKE* (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)

RONALD W. FORBES* (Ronald W. Forbes)	Director

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Director

JEAN MARGO REID* (Jean Margo Reid)	Director

ROSCOE S. SUDDARTH* (Roscoe S. Suddarth)	Director

RICHARD R. WEST* (Richard R. West)	Director

*By:	/S/ DONALD C. BURKE (Donald C. Burke, Attorney-in-Fact)	July 18, 2007

C-7

SCHEDULE OF EXHIBITS TO FORM N-14

Exhibit Number		Description
1(m)		Form of Articles Supplementary to Articles of Incorporation Increasing the Authorized Capital Stock of the Corporation and Reclassifying Shares of Authorized Capital Stock.
6(d)	—	Form of Fee Waiver/Expense Reimbursement Agreement.
11	—	Opinion of Miles & Stockbridge P.C., special Maryland counsel to the Registrant.
14(a)	—	Consent of Deloitte & Touche LLP, independent registered public accounting firm for Bond Fund.
(b)	—	Consent of Deloitte & Touche LLP, independent registered public accounting firm for Total Return.
17(g)	—	Form of Proxy.